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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:        October 31, 2014

Date of reporting period:       January 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

COMMON STOCKS - 87.5%	Shares	Value
Consumer Discretionary - 11.2%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a) (b)	119,849	$2,231,589
Cooper Tire & Rubber Company	6,020	140,868
Cooper-Standard Holdings, Inc. (a)	1,156	67,048
Dorman Products, Inc. (a)	3,783	197,321
Drew Industries, Inc.	67,146	3,229,051
Federal-Mogul Corporation (a) (b)	116,980	2,091,603
Fox Factory Holding Corporation (a)	29,674	481,312
Fuel Systems Solutions, Inc. (a)	37,264	457,975
Gentherm, Inc. (a)	18,461	470,386
Goodyear Tire & Rubber Company (The)	5,159	122,062
Icahn Enterprises, L.P.	1,233	136,160
Johnson Controls, Inc.	2,235	103,078
Lear Corporation	2,175	157,318
Modine Manufacturing Company (a) (b)	250,710	3,284,301
Shiloh Industries, Inc. (a)	81,977	1,236,213
Spartan Motors, Inc.	1,336	7,682
Standard Motor Products, Inc.	15,623	511,028
Stoneridge, Inc. (a) (b)	34,995	398,243
STRATTEC Security Corporation	713	39,037
Superior Industries International, Inc. (b)	77,294	1,407,524
Tower International, Inc. (a) (b)	140,092	3,114,245
UQM Technologies, Inc. (a)	10,684	18,697
		19,902,741
Automobiles - 0.1%
Rush Enterprises, Inc. - Class B (a)	384	8,997
Winnebago Industries, Inc. (a) (b)	32,668	782,725
		791,722
Distributors - 0.2%
Core-Mark Holding Company, Inc.	19,993	1,512,471
Stock Building Supply Holdings, Inc. (a)	7,321	127,605
VOXX International Corporation (a)	29,564	394,088
		2,034,164
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	5,717	242,001
Apollo Education Group, Inc. - Class A (a)	23,584	761,527
Ascent Capital Group, Inc. - Class A (a)	10,841	775,674
Bridgepoint Education, Inc. (a)	2,728	47,413
Bright Horizons Family Solutions, Inc. (a)	2,560	94,080
Carriage Services, Inc.	56,123	1,201,032
China Education Alliance, Inc. (a)	14,491	5,507
Collectors Universe, Inc.	687	13,733
DeVry Education Group, Inc.	646	23,346
Hillenbrand, Inc. (b)	67,624	1,830,582
LifeLock, Inc. (a)	35,463	723,800
Lincoln Educational Services Corporation	13,912	60,795
Service Corporation International	5,508	97,492
Steiner Leisure Ltd. (a) (b)	30,013	1,470,937
Strayer Education, Inc. (a)	10,695	373,897

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Diversified Consumer Services - 0.6% (Continued)
Universal Technical Institute, Inc.	48,963	$576,294
		8,298,110
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc. - Class A	44,645	395,555
Biglari Holdings, Inc. (a)	365	159,490
Bloomin' Brands, Inc. (a)	5,875	134,949
Bob Evans Farms, Inc.	4,786	240,496
Boyd Gaming Corporation (a) (b)	247,885	2,617,666
Bravo Brio Restaurant Group, Inc. (a)	25,616	382,703
Brinker International, Inc.	1,889	91,352
Burger King Worldwide, Inc.	5,551	135,111
Carrols Restaurant Group, Inc. (a) (b)	5,868	35,736
CEC Entertainment, Inc.	34,527	1,863,077
Century Casinos, Inc. (a)	261,562	1,726,309
ClubCorp Holdings, Inc.	21,253	384,892
Del Frisco's Restaurant Group, Inc. (a)	9,540	219,420
Denny's Corporation (a)	9,337	64,052
Diamond Resorts International, Inc. (a)	13,198	230,965
DineEquity, Inc.	4,688	364,773
Domino's Pizza, Inc.	1,206	85,156
Einstein Noah Restaurant Group, Inc. (b)	130,510	1,991,583
Fiesta Restaurant Group, Inc. (a)	6,554	281,625
Frisch's Restaurants, Inc.	9,596	241,819
Interval Leisure Group, Inc.	18,844	497,482
Isle of Capri Casinos, Inc. (a)	49,680	474,941
Jack in the Box, Inc. (a) (b)	38,196	1,931,572
Kona Grill, Inc. (a)	4,712	74,026
Krispy Kreme Doughnuts, Inc. (a)	14,192	244,812
Marcus Corporation (b)	137,339	1,793,647
Marriott Vacations Worldwide Corporation (a)	16,503	790,164
Monarch Casino & Resort, Inc. (a)	20,214	389,524
MTR Gaming Group, Inc. (a)	2,531	13,035
Nathan's Famous, Inc. (a)	6,253	305,959
Orient-Express Hotels Ltd. - Class A (a) (b)	20,526	290,648
Papa John's International, Inc.	4,515	217,307
Penn National Gaming, Inc. (a)	56,681	664,868
Pinnacle Entertainment, Inc. (a)	5,167	112,899
Popeyes Louisiana Kitchen, Inc. (a) (b)	23,974	964,953
Rick's Cabaret International, Inc. (a)	5,615	63,393
Ruby Tuesday, Inc. (a)	61,355	343,588
Ruth's Hospitality Group, Inc.	47,711	624,537
Scientific Games Corporation - Class A (a)	25,589	360,293
SeaWorld Entertainment, Inc.	3,584	116,193
Sonic Corporation (a) (b)	139,052	2,473,735
Town Sports International Holdings, Inc. (b)	92,538	1,009,590
Wendy's Company (The) (b)	278,041	2,521,832
		27,925,727
Household Durables - 1.7%
Brookfield Residential Properties, Inc. (a)	6,676	151,011
Cavco Industries, Inc. (a)	7,356	574,651

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Household Durables - 1.7% (Continued)
CSS Industries, Inc.	36,806	$986,401
Dixie Group, Inc. (The) (a)	53,474	739,011
Flexsteel Industries, Inc.	1,841	56,758
Harman International Industries, Inc.	5,267	544,766
Helen of Troy Ltd. (a)	36,138	1,989,036
Hovnanian Enterprises, Inc. - Class A (a)	397,870	2,399,156
iRobot Corporation (a)	5,801	205,007
La-Z-Boy, Inc. (b)	27,917	751,526
LGI Homes, Inc. (a)	5,061	88,163
Libbey, Inc. (a) (b)	95,020	2,046,731
NVR, Inc. (a)	186	214,534
Skullcandy, Inc. (a)	236,446	1,726,056
Skyline Corporation (a)	2,183	14,189
Standard Pacific Corporation (a)	309,200	2,720,960
Taylor Morrison Home Corporation - Class A (a)	16,581	350,688
Tempur Sealy International, Inc. (a) (b)	58,069	2,862,221
UCP, Inc. - Class A (a)	485	7,066
Universal Electronics, Inc. (a)	46,741	1,670,523
WCI Communities, Inc. (a)	35,930	672,610
Whirlpool Corporation	2,764	368,441
ZAGG, Inc. (a)	159,025	671,085
		21,810,590
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc. - Class A (a)	34,895	175,871
CafePress, Inc. (a)	5,125	32,287
FTD Companies, Inc. (a)	3,168	98,208
Geeknet, Inc. (a)	4,748	84,467
HSN, Inc.	45,931	2,515,641
Liberty Interactive Corporation - Series A (a)	1,068	123,888
MakeMyTrip Ltd. (a)	17,198	477,244
priceline.com, Inc. (a)	95	108,765
RetailMeNot, Inc. (a)	2,916	103,256
ValueVision Media, Inc. - Class A (a)	91,856	566,751
Vitacost.com, Inc. (a)	27,368	151,071
		4,437,449
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	17,317	733,202
Callaway Golf Company (b)	88,223	720,782
Nautilus, Inc. (a)	6,950	59,214
		1,513,198
Media - 1.7%
AMC Networks, Inc. - Class A (a)	1,206	77,715
Ballantyne Strong, Inc. (a)	6,920	32,939
Cablevision Systems Corporation - Class A	3,702	59,380
Carmike Cinemas, Inc. (a) (b)	56,113	1,521,223
CBS Corporation - Class A	1,058	62,073
Cinemark Holdings, Inc.	11,242	329,503
Clear Channel Outdoor Holdings, Inc. - Class A	14,225	134,426
CTC Media, Inc.	65,616	751,959
Cumulus Media, Inc. - Class A (a)	59,777	399,908

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Media - 1.7% (Continued)
Digital Generation, Inc. (a) (b)	215,406	$2,907,981
DIRECTV (a)	2,992	207,735
E.W. Scripps Company (The) - Class A (a)	53,046	976,577
Emmis Communications Corporation - Class A (a)	336	996
Entravision Communications Corporation - Class A	172,784	1,041,888
Global Sources Ltd. (a)	30,706	202,660
Gray Television, Inc. (a)	17,014	193,619
Harte-Hanks, Inc. (b)	26,652	182,566
Insignia Systems, Inc. (a)	3,904	10,697
Interpublic Group of Companies, Inc.	7,210	117,667
John Wiley & Sons, Inc. - Class A	5,143	278,442
Journal Communications, Inc. - Class A (a)	230,767	1,839,213
Lee Enterprises, Inc. (a) (b)	518,433	2,115,207
LIN Media, LLC - Class A (a)	22,712	561,214
Loral Space & Communications, Inc. (a)	1,580	117,473
Madison Square Garden Company (The) - Class A (a)	1,117	64,820
Martha Stewart Living Omnimedia, Inc. - Class A (a)	242,064	965,835
MDC Partners, Inc. - Class A (b)	86,278	2,073,260
Morningstar, Inc.	928	71,642
National CineMedia, Inc. (b)	97,662	1,824,326
Nexstar Broadcasting Group, Inc. - Class A	3,007	144,486
Omnicom Group, Inc.	2,568	186,385
Rentrak Corporation (a)	10,151	579,419
Salem Communications Corporation - Class A	29,526	253,924
Scholastic Corporation	21,727	716,774
Shaw Communications, Inc. - Class B	3,099	68,333
Sirius XM Holdings, Inc. (a)	70,004	250,614
Starz - Series A (a)	12,870	360,103
Valassis Communications, Inc.	3,739	127,126
Viacom, Inc. - Class B	910	74,711
World Wrestling Entertainment, Inc. - Class A	26,795	648,171
		22,532,990
Multiline Retail - 0.1%
Burlington Stores, Inc. (a)	7,777	198,936
Dollar General Corporation (a)	2,231	125,650
Dollar Tree, Inc. (a)	6,670	336,968
Family Dollar Stores, Inc.	3,551	219,523
Fred's, Inc. - Class A	20,727	362,308
Gordmans Stores, Inc. (b)	41,870	302,301
		1,545,686
Specialty Retail - 2.3%
Aaron's, Inc.	90,039	2,421,149
ANN, INC. (a)	2,622	84,795
Asbury Automotive Group, Inc. (a)	13,982	657,434
Barnes & Noble, Inc. (a) (b)	147,429	1,987,343
Best Buy Company, Inc.	14,350	337,799
Big 5 Sporting Goods Corporation	30,188	518,026
Body Central Corporation (a)	25,762	88,106
Brown Shoe Company, Inc.	22,539	533,723
Cato Corporation (The) - Class A	14,076	393,565

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Specialty Retail - 2.3% (Continued)
Christopher & Banks Corporation (a) (b)	230,429	$1,645,263
Citi Trends, Inc. (a)	11,913	190,608
CST Brands, Inc.	11,945	381,404
Destination Maternity Corporation (b)	55,023	1,476,267
DSW, Inc. - Class A	3,828	144,124
Express, Inc. (a)	25,536	442,283
Five Below, Inc. (a)	2,163	79,274
Gap, Inc. (The)	2,757	104,987
Genesco, Inc. (a)	1,107	77,733
GNC Holdings, Inc. - Class A	7,906	404,076
Haverty Furniture Companies, Inc.	15,171	422,057
Jos. A. Bank Clothiers, Inc. (a)	3,237	181,984
Kirkland's, Inc. (a)	88,894	1,673,874
Lithia Motors, Inc. - Class A (b)	8,533	480,323
MarineMax, Inc. (a)	17,419	256,930
Mattress Firm Holding Corporation (a)	4,806	195,604
Men's Wearhouse, Inc. (The)	1,877	90,171
Murphy USA, Inc. (a) (b)	88,245	3,418,611
New York & Company, Inc. (a)	187,926	851,305
Pacific Sunwear of California, Inc. (a)	315,062	907,379
Pep Boys - Manny, Moe & Jack (The) (a)	22,010	262,799
Perfumania Holdings, Inc. (a)	1,577	10,156
Pier 1 Imports, Inc. (b)	87,231	1,666,984
Sally Beauty Holdings, Inc. (a)	3,220	91,384
Sears Hometown and Outlet Stores, Inc. (a)	21,182	444,610
Select Comfort Corporation (a)	7,586	124,183
Shoe Carnival, Inc. (b)	15,481	382,381
Signet Jewelers Ltd.	1,145	91,085
Sonic Automotive, Inc. - Class A (b)	75,713	1,698,243
Stein Mart, Inc. (b)	64,921	803,722
Tilly's, Inc. - Class A (a)	12,061	140,028
TravelCenters of America, LLC (a) (b)	99,662	857,093
West Marine, Inc. (a)	9,120	119,381
Wet Seal, Inc. (The) - Class A (a)	365,729	874,092
Winmark Corporation	17,606	1,419,924
Zumiez, Inc. (a)	11,257	242,251
		29,674,513
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	743	49,967
Columbia Sportswear Company	1,963	145,949
CROCS, Inc. (a)	49,855	765,274
Culp, Inc.	5,131	103,698
Fifth & Pacific Companies, Inc. (a)	5,603	160,806
Gildan Activewear, Inc. - Class A	1,545	82,333
Hanesbrands, Inc.	3,093	220,036
Joe's Jeans, Inc. (a)	158,502	180,692
Jones Group, Inc. (The)	200	2,950
Movado Group, Inc.	46,702	1,763,000
R.G. Barry Corporation	13,896	246,098
Rocky Brands, Inc.	1,501	23,296

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Textiles, Apparel & Luxury Goods - 0.5% (Continued)
Skechers U.S.A., Inc. - Class A (a)	10,640	$307,390
Steven Madden Ltd. (a)	29,411	958,504
Tumi Holdings, Inc. (a)	25,858	517,936
Unifi, Inc. (a)	53,776	1,247,065
		6,774,994
Consumer Staples - 2.7%
Beverages - 0.3%
Beam, Inc.	2,297	191,340
Brown-Forman Corporation - Class B	6	462
Coca-Cola Bottling Company Consolidated (b)	26,781	1,828,607
Constellation Brands, Inc. - Class A (a)	1,428	109,485
Cott Corporation (b)	125,327	985,070
Craft Brewers Alliance, Inc. (a)	7,471	112,962
National Beverage Corporation (a)	395	8,188
		3,236,114
Food & Staples Retailing - 0.7%
Andersons, Inc. (The) (b)	35,405	2,929,410
Casey's General Stores, Inc.	2,147	147,434
Ingles Markets, Inc. - Class A (b)	56,002	1,522,134
Kroger Company (The)	12,697	458,362
Pantry, Inc. (The) (a)	113,665	1,660,646
Rite Aid Corporation (a) (b)	93,269	517,643
Roundy's, Inc.	125,884	1,067,496
Safeway, Inc.	3,837	119,868
Spartan Stores, Inc.	13,026	294,257
Village Super Market, Inc. - Class A	6,621	192,274
Weis Markets, Inc.	2,097	103,214
		9,012,738
Food Products - 1.2%
Adecoagro, S.A. (a) (b)	109,971	825,882
Alico, Inc.	874	31,919
Archer-Daniels-Midland Company	13,754	543,008
B&G Foods, Inc. (b)	55,092	1,805,365
Bunge Ltd.	5,379	407,513
Cal-Maine Foods, Inc.	7,619	383,845
Chiquita Brands International, Inc. (a) (b)	118,335	1,251,984
Farmer Brothers Company (a)	36,173	782,422
Fresh Del Monte Produce, Inc.	11,892	314,662
Ingredion, Inc.	3,722	231,881
Inventure Foods, Inc. (a)	3,680	46,110
J & J Snack Foods Corporation	26,444	2,329,716
John B. Sanfilippo & Son, Inc.	6,234	144,317
Limoneira Company	7,368	153,033
Omega Protein Corporation (a) (b)	164,469	1,666,071
Origin Agritech Ltd. (a) (b)	80,602	159,592
Post Holdings, Inc. (a)	2,935	157,111
Sanderson Farms, Inc. (b)	40,405	3,004,112
Seneca Foods Corporation - Class A (a)	21,155	614,976
SunOpta, Inc. (a) (b)	24,281	227,027
Tootsie Roll Industries, Inc.	30,017	910,716

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Food Products - 1.2% (Continued)
WhiteWave Foods Company - Class A (a)	4,775	$115,603
		16,106,865
Household Products - 0.1%
Central Garden & Pet Company (a)	2,564	16,563
Central Garden & Pet Company - Class A (a)	55,540	346,570
Energizer Holdings, Inc.	1,002	94,689
Harbinger Group, Inc. (a) (b)	72,339	859,387
Oil-Dri Corporation of America	4,585	157,495
Orchids Paper Products Company	2,975	92,671
		1,567,375
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	1,312	35,582
Female Health Company (The)	1,015	7,653
IGI Laboratories, Inc. (a)	30,869	109,276
Inter Parfums, Inc. (b)	36,471	1,186,766
LifeVantage Corporation (a)	3,392	4,172
Nu Skin Enterprises, Inc. - Class A	5,051	430,093
Nutraceutical International Corporation (a)	121	3,030
Revlon, Inc. (a) (b)	96,489	2,265,562
Synutra International, Inc. (a)	4,567	33,156
		4,075,290
Tobacco - 0.1%
Alliance One International, Inc. (a)	157,520	404,827
Philip Morris International, Inc.	392	30,631
Vector Group Ltd.	69,176	1,235,483
		1,670,941
Energy - 8.6%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a) (b)	57,176	2,710,142
Basic Energy Services, Inc. (a)	45,342	776,708
Bolt Technology Corporation	1,285	27,846
Core Laboratories N.V.	397	71,031
Dawson Geophysical Company (a) (b)	26,104	844,987
Era Group, Inc. (a)	23,254	681,110
Exterran Partners, L.P.	10,652	318,495
Forum Energy Technologies, Inc. (a)	1,154	28,988
Frank's International N.V.	5,061	118,630
Global Geophysical Services, Inc. (a) (b)	137,943	204,156
Gulf Island Fabrication, Inc.	40,104	812,507
Gulfmark Offshore, Inc. - Class A (b)	38,606	1,643,071
Halliburton Company	5,245	257,057
Helix Energy Solutions Group, Inc. (a)	50,492	1,029,532
Hercules Offshore, Inc. (a) (b)	447,290	2,227,504
Hornbeck Offshore Services, Inc. (a)	12,322	526,273
ION Geophysical Corporation (a) (b)	167,203	506,625
Key Energy Services, Inc. (a)	53,479	389,862
Matrix Service Company (a)	209,930	5,516,960
National Oilwell Varco, Inc.	335	25,128
Natural Gas Services Group, Inc. (a)	46,081	1,331,741
North American Energy Partners, Inc. (a)	1,567	9,465

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Energy Equipment & Services - 2.2% (Continued)
Oil States International, Inc. (a)	3,714	$348,930
Pacific Drilling, S.A. (a)	14,642	147,152
Parker Drilling Company (a)	210,031	1,562,631
PHI, Inc. (a)	8,075	297,402
Pioneer Energy Services Corporation (a)	158,775	1,330,535
Precision Drilling Corporation	8,286	73,911
RigNet, Inc. (a)	30,470	1,421,426
SAExploration Holdings, Inc. (a)	3,000	24,990
Seadrill Partners, LLC	9,594	296,167
Superior Energy Services, Inc.	7,156	169,168
Tesco Corporation (a)	91,311	1,928,488
Transocean Ltd.	2,300	99,544
Willbros Group, Inc. (a) (b)	35,491	296,350
		28,054,512
Oil, Gas & Consumable Fuels - 6.4%
Abraxas Petroleum Corporation (a) (b)	516,521	1,637,372
Advantage Oil & Gas Ltd. (a) (b)	139,853	569,202
Antero Resources Corporation (a)	1,852	108,786
Approach Resources, Inc. (a) (b)	86,313	1,734,028
Athlon Energy, Inc. (a)	2,241	68,350
Baytex Energy Corporation	3,312	120,822
Bellatrix Exploration Ltd. (a)	37,120	265,779
Bonanza Creek Energy, Inc. (a) (b)	72,611	2,955,994
Callon Petroleum Company (a) (b)	228,503	1,542,395
Cameco Corporation	24,401	517,789
Carrizo Oil & Gas, Inc. (a) (b)	58,802	2,416,762
Cimarex Energy Company	508	49,774
Clayton Williams Energy, Inc. (a)	10,287	710,009
Cloud Peak Energy, Inc. (a)	65,864	1,233,633
Comstock Resources, Inc. (b)	157,842	2,706,990
Crestwood Equity Partners, L.P.	20,580	267,952
Cross Timbers Royalty Trust	3,013	92,499
Crosstex Energy, Inc. (b)	85,495	3,206,062
CVR Refining, L.P. (b)	9,155	204,797
Delek Logistics Partners, L.P.	3,337	108,586
Denison Mines Corporation (a)	235,867	323,138
DHT Holdings, Inc.	145,372	1,193,504
Dorchester Minerals, L.P. (b)	16,474	412,015
Eagle Rock Energy Partners, L.P. (b)	190,541	1,051,786
Emerald Oil, Inc. (a)	5,528	42,400
Emerge Energy Services, L.P.	15,952	738,578
Encana Corporation	7,525	135,224
Enduro Royalty Trust	2,440	33,648
Energen Corporation	878	62,092
EPL Oil & Gas, Inc. (a)	102,317	2,749,258
EQT Midstream Partners, L.P.	1,694	105,367
Equal Energy Ltd.	284,157	1,500,349
Forest Oil Corporation (a)	134,876	411,372
FX Energy, Inc. (a) (b)	61,639	220,668
GasLog Ltd. (b)	121,286	2,542,155

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 6.4% (Continued)
Gastar Exploration, Inc. (a)	201,960	$1,203,682
Golar LNG Partners, L.P.	17,543	534,184
Halcon Resources Corporation (a)	297,497	1,002,565
Hugoton Royalty Trust	39,651	346,550
Imperial Oil Ltd.	2,821	115,181
Jones Energy, Inc. - Class A (a)	21,216	332,667
Knightsbridge Tankers Ltd.	42,791	403,091
Kodiak Oil & Gas Corporation (a) (b)	253,283	2,687,333
Laredo Petroleum, Inc. (a)	11,278	279,018
Lehigh Gas Partners, L.P.	4,175	118,612
LRR Energy, L.P.	17,302	282,888
Magnum Hunter Resources Corporation (a)	32,180	268,703
Marathon Oil Corporation	2,426	79,549
Marine Petroleum Trust	17	266
Marlin Midstream Partners, L.P.	18,328	317,808
Martin Midstream Partners, L.P.	11,257	488,779
Matador Resources Company (a)	2,998	58,281
Memorial Production Partners, L.P.	19,099	418,841
Mid-Con Energy Partners, L.P.	19,429	453,861
Midstates Petroleum Company, Inc. (a) (b)	253,820	1,185,339
MPLX, L.P.	1,910	87,879
Natural Resource Partners, L.P.	9,309	146,710
Navigator Holdings Ltd. (a)	16,320	371,770
Navios Maritime Acquisition Corporation	70,342	301,767
New Source Energy Partners, L.P.	105	2,497
Newfield Exploration Company (a)	4,395	108,864
North European Oil Royalty Trust	976	20,935
NuStar GP Holdings, LLC	14,836	417,337
Oiltanking Partners, L.P.	5,194	330,494
Pacific Coast Oil Trust	24,999	349,486
Panhandle Oil & Gas, Inc. - Class A	8,712	336,806
PBF Energy, Inc. - Class A	30,493	790,683
Pengrowth Energy Corporation	21,523	139,039
Penn Virginia Corporation (a) (b)	263,589	3,160,432
Penn West Petroleum Ltd.	27,628	206,381
Permian Basin Royalty Trust	26,460	335,513
Phillips 66	3,844	280,958
Phillips 66 Partners, L.P.	9,146	342,335
Plains All American Pipeline, L.P.	1	2
PostRock Energy Corporation (a)	12,123	14,911
QEP Midstream Partners, L.P.	10,459	249,970
QEP Resources, Inc. (b)	2,135	65,950
QR Energy, L.P.	13,729	244,102
Renewable Energy Group, Inc. (a)	1,060	10,611
Rentech, Inc. (a)	25,899	46,359
Resolute Energy Corporation (a)	88,395	706,276
REX American Resources Corporation (a)	72,754	2,980,004
Rex Energy Corporation (a)	134,089	2,526,237
Ring Energy, Inc. (a)	5,786	79,615
Rose Rock Midstream, L.P.	6,929	252,562

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 6.4% (Continued)
Sabine Royalty Trust	8,336	$422,552
SandRidge Mississippian Trust II	33,346	309,784
SandRidge Permian Trust (b)	35,718	472,906
Scorpio Tankers, Inc.	214,757	2,147,570
SemGroup Corporation - Class A	13,395	827,275
SM Energy Company	1,644	136,057
Southcross Energy Partners, L.P.	360	6,422
Sprague Resources, L.P. (a)	3,366	61,665
StealthGas, Inc. (a)	60,759	583,286
Stone Energy Corporation (a) (b)	89,932	2,783,395
Swift Energy Company (a) (b)	114,838	1,421,694
Synergy Resources Corporation (a) (b)	310,646	2,683,981
Talisman Energy, Inc.	16,971	182,438
Tallgrass Energy Partners, L.P.	18,287	480,399
Targa Resources Corporation	889	80,268
Teekay Corporation	11,787	638,502
Tengasco, Inc. (a)	17,464	7,309
Tesoro Corporation	8,186	421,743
Tesoro Logistics, L.P.	1,572	83,568
TransCanada Corporation	1,760	76,454
TransGlobe Energy Corporation (a) (b)	100,404	730,941
TransMontaigne Partners, L.P. (b)	11,270	494,077
Tsakos Energy Navigation Ltd. (b)	173,300	1,178,440
Ultra Petroleum Corporation (a)	12,661	303,231
VAALCO Energy, Inc. (a)	193,175	1,162,914
VOC Energy Trust	11,208	166,775
W&T Offshore, Inc. (b)	196,465	2,813,379
Warren Resources, Inc. (a) (b)	858,797	2,894,146
Western Gas Partners, L.P.	1,657	98,525
Western Refining Logistics, L.P. (a)	3,859	106,508
Westmoreland Coal Company (a)	66,632	1,446,581
Whiting USA Trust II	65,544	888,121
World Point Terminals, L.P.	29,678	579,611
WPX Energy, Inc. (a)	3,764	71,704
		84,285,039
Financials - 12.1%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	1,705	180,116
Apollo Global Management, LLC - Class A (b)	34,361	1,115,014
BGC Partners, Inc. - Class A	50,731	326,200
Blackstone Group, L.P. (The)	1,176	38,514
Capital Southwest Corporation	29,257	999,712
Capitala Finance Corporation	5,829	115,298
Carlyle Group, L.P. (The)	2,117	73,693
Diamond Hill Investment Group, Inc.	1,288	147,527
E*TRADE Financial Corporation (a)	3,323	66,526
Ellington Financial, LLC	18,548	439,031
Evercore Partners, Inc. - Class A	7,668	428,181
FBR & Company (a)	61,118	1,482,723
GAMCO Investors, Inc. - Class A	7,588	613,035

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Capital Markets - 1.8% (Continued)
GFI Group, Inc.	135,091	$513,346
Gladstone Investment Corporation	68,291	555,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,705	260,697
Hercules Technology Growth Capital, Inc.	64,368	1,020,876
HFF, Inc. - Class A	62,391	1,845,526
ICG Group, Inc. (a)	10,841	205,871
Janus Capital Group, Inc.	37,365	410,641
KCG Holdings, Inc. - Class A (a)	17,082	188,927
KKR & Company, L.P. (b)	3,365	81,130
Ladenburg Thalmann Financial Services, Inc. (a)	265,929	638,230
LPL Financial Holdings, Inc.	9,056	484,768
Main Street Capital Corporation	2,726	92,357
Manning & Napier, Inc.	6,832	114,436
Marcus & Millichap, Inc. (a)	1,307	21,788
MCG Capital Corporation	261,104	1,167,135
Medallion Financial Corporation	22,556	300,671
New Mountain Finance Corporation (b)	86,726	1,281,810
NGP Capital Resources Company	330	2,442
Northern Trust Corporation	5,365	323,080
Oaktree Capital Group, LLC	1,422	83,059
Oppenheimer Holdings, Inc. - Class A	3,262	76,592
PennantPark Floating Rate Capital Ltd.	3,882	54,154
PennantPark Investment Corporation (b)	153,568	1,738,390
Pzena Investment Management, Inc. - Class A	61,949	654,181
SEI Investments Company	2,869	97,718
Silvercrest Asset Management Group, Inc. - Class A	506	7,995
Solar Capital Ltd.	50,797	1,124,138
Solar Senior Capital Ltd.	299	5,403
Steel Excel, Inc. (a)	3,170	93,515
Stifel Financial Corporation (a) (b)	44,528	2,010,439
SWS Group, Inc. (a)	36,842	282,947
THL Credit, Inc.	4,846	76,664
Triangle Capital Corporation	3,919	105,656
Waddell & Reed Financial, Inc. - Class A	7,014	454,647
Westwood Holdings Group, Inc.	9,130	521,962
WisdomTree Investments, Inc. (a)	10,527	148,641
		23,070,608
Commercial Banks - 2.5%
1st Source Corporation	29,259	862,263
Ameris Bancorp (a)	2,380	48,719
Associated Banc-Corp	3,879	63,887
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	9,280	235,712
Bancorp, Inc. (The) (a)	56,955	1,084,993
Bank of Kentucky Financial Corporation	15,904	571,431
Bank of Marin Bancorp	4,724	208,943
BBCN Bancorp, Inc.	67,670	1,018,434
BNC Bancorp	11,403	193,509
BOK Financial Corporation	2,380	152,939

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Commercial Banks - 2.5% (Continued)
Boston Private Financial Holdings, Inc.	27,092	$332,961
Bryn Mawr Bank Corporation	5,312	148,045
C&F Financial Corporation	332	11,716
Camden National Corporation	3,944	139,420
Canadian Imperial Bank of Commerce	1,005	78,109
Capital Bank Financial Corporation - Class A (a)	14,787	340,840
CapitalSource, Inc.	101,137	1,388,611
Cardinal Financial Corporation	15,886	270,856
Cascade Bancorp (a)	4,618	22,259
Center Bancorporation, Inc.	34,111	605,470
Central Pacific Financial Corporation	27,801	510,148
Chemical Financial Corporation	9,722	280,771
CoBiz Financial, Inc.	866	9,145
Columbia Banking System, Inc.	483	12,611
ConnectOne Bancorp, Inc. (a)	2,520	115,088
Customers Bancorp, Inc. (a)	36,506	740,342
Eagle Bancorp, Inc. (a) (b)	47,799	1,589,317
Enterprise Financial Services Corporation	22,788	424,313
Fidelity Southern Corporation	925	13,024
Financial Institutions, Inc.	15,899	331,971
First BanCorporation (Puerto Rico) (a)	284,976	1,393,533
First Busey Corporation	53,284	293,062
First Citizens BancShares, Inc. - Class A	1,359	300,665
First Commonwealth Financial Corporation	23,623	193,945
First Community Bancshares, Inc.	4,332	70,135
First Financial Corporation	1,593	51,247
First Financial Holdings, Inc.	985	60,627
First Interstate BancSystem, Inc.	78,654	2,018,262
First Merchants Corporation	11,756	247,934
First Midwest Bancorp, Inc.	17,660	282,030
First NBC Bank Holding Company (a)	9,779	318,795
First Niagara Financial Group, Inc.	42,428	366,578
First Republic Bank (b)	1,226	59,498
German American Bancorp, Inc.	9,219	248,544
Great Southern Bancorp, Inc.	7,828	216,444
Hancock Holding Company	8,417	291,228
Hanmi Financial Corporation	16,049	346,177
HomeTrust Bancshares, Inc. (a)	1,254	19,826
Horizon Bancorp	412	9,171
Huntington Bancshares, Inc.	7,258	65,830
IBERIABANK Corporation	1,652	108,768
Independent Bank Corporation (Michigan) (a)	39,564	524,223
Independent Bank Group, Inc.	7,260	368,808
International Bancshares Corporation	13,173	308,380
MainSource Financial Group, Inc.	4,016	65,501
Middleburg Financial Corporation	325	5,805
National Bank Holdings Corporation - Class A	4,299	83,745
National Penn Bancshares, Inc.	839	8,709
OFG Bancorp	36,242	528,408

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Commercial Banks - 2.5% (Continued)
Old Line Bancshares, Inc.	1,481	$23,800
Old National Bancorp	10,093	141,302
OmniAmerican Bancorp, Inc. (a)	14,937	334,888
Pacific Continental Corporation	6,013	84,783
Pacific Premier Bancorp, Inc. (a)	781	12,394
Penns Woods Bancorp, Inc.	21	949
PrivateBancorp, Inc.	7,699	220,114
Regions Financial Corporation	5,920	60,206
S.Y. Bancorp, Inc.	5,655	167,331
Sandy Spring Bancorp, Inc.	22,072	551,138
Seacoast Banking Corporation of Florida (a)	52,751	588,174
Southwest Bancorp, Inc.	7,407	129,252
Sterling Financial Corporation (b)	62,215	1,959,772
SunTrust Banks, Inc.	1,827	67,636
Synovus Financial Corporation (b)	226,004	757,113
Texas Capital Bancshares, Inc. (a) (b)	49,200	2,925,924
Tompkins Financial Corporation	2,608	122,315
Tower Financial Corporation	2,155	50,352
TriCo Bancshares	3,119	77,226
Union First Market Bankshares Corporation	19,055	439,599
United Community Banks, Inc. (a)	12,441	207,516
Univest Corporation of Pennsylvania	36,360	682,841
Virginia Commerce Bancorp (a)	15,837	257,510
Washington Banking Company	36,708	653,035
WesBanco, Inc.	39,041	1,115,011
Westbury Bancorp, Inc. (a)	389	5,465
Western Alliance Bancorp (a)	3,843	86,160
Wilshire Bancorp, Inc.	30,968	308,441
Wintrust Financial Corporation	4,459	195,438
		32,887,410
Consumer Finance - 0.5%
Cash America International, Inc. (b)	34,696	1,274,384
First Cash Financial Services, Inc. (a) (b)	19,121	939,606
First Marblehead Corporation (The) (a)	3,425	20,413
Nelnet, Inc. - Class A (b)	36,113	1,345,209
Nicholas Financial, Inc.	27,087	427,433
Portfolio Recovery Associates, Inc. (a) (b)	46,093	2,314,790
Regional Management Corporation (a)	17,942	596,213
		6,918,048
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	1,884	98,006
China Commercial Credit, Inc. (a)	146	1,007
CIT Group, Inc.	9,508	442,597
Compass Diversified Holdings, Inc.	24,939	447,655
Global Eagle Entertainment, Inc. (a)	43,148	690,800
ING U.S., Inc.	4,849	163,751
IntercontinentalExchange Group, Inc.	382	79,758
MarketAxess Holdings, Inc.	21,229	1,331,908
Marlin Business Services Corporation	48,922	1,241,151
NewStar Financial, Inc. (a)	3,629	57,084

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Diversified Financial Services - 0.4% (Continued)
PHH Corporation (a)	16,742	$406,328
PICO Holdings, Inc. (a)	6,898	162,586
Texas Pacific Land Trust (a)	3,356	339,191
Tiptree Financial, Inc.	16,029	126,629
		5,588,451
Insurance - 2.2%
Ambac Financial Group, Inc. (a)	2,119	49,669
AMERISAFE, Inc. (b)	54,413	2,251,066
Argo Group International Holdings Ltd.	23,079	1,038,324
Aspen Insurance Holdings Ltd.	1,307	50,842
Axis Capital Holdings Ltd.	11	495
Baldwin & Lyons, Inc. - Class B	23,608	589,256
Berkley (W.R.) Corporation	2,800	108,528
Crawford & Company - Class B	2,359	19,084
eHealth, Inc. (a)	11,101	593,127
EMC Insurance Group, Inc.	26,508	728,440
Employers Holdings, Inc. (b)	22,741	558,746
Erie Indemnity Company - Class A	10,486	735,803
Everest Re Group Ltd.	1,369	198,177
FBL Financial Group, Inc. - Class A	7,783	300,657
Federated National Holding Company	5,593	73,995
Fidelity National Financial, Inc. - Class A	3,909	123,290
Genworth Financial, Inc. - Class A (a)	9,968	147,028
Greenlight Capital Re Ltd. - Class A (a)	8,392	269,635
Hanover Insurance Group, Inc. (The) (b)	15,797	877,208
HCC Insurance Holdings, Inc.	5,780	248,020
Hilltop Holdings, Inc. (a) (b)	103,477	2,461,718
Horace Mann Educators Corporation (b)	44,356	1,237,532
Infinity Property & Casualty Corporation (b)	6,452	455,511
Investors Title Company	3,898	312,308
Kansas City Life Insurance Company (b)	10,703	504,861
Kemper Corporation	40,626	1,493,006
Maiden Holdings Ltd. (b)	86,338	947,991
National Interstate Corporation	287	6,478
National Western Life Insurance Company - Class A	1,526	332,897
Navigators Group, Inc. (The) (a)	34,336	2,047,456
Old Republic International Corporation	7,587	118,509
OneBeacon Insurance Group Ltd. - Class A	40,967	575,996
PartnerRe Ltd. (a)	630	61,847
Phoenix Companies, Inc. (The) (a)	392	18,463
Primerica, Inc.	8,131	342,559
ProAssurance Corporation	26,561	1,234,024
Progressive Corporation (The)	6,629	154,058
Reinsurance Group of America, Inc.	2,069	154,492
Safety Insurance Group, Inc. (b)	25,329	1,369,792
Selective Insurance Group, Inc. (b)	74,139	1,743,749
State Auto Financial Corporation	8,624	165,408
Symetra Financial Corporation (b)	71,675	1,372,576
Third Point Reinsurance Ltd. (a)	14,058	224,506
United Fire Group, Inc. (b)	47,550	1,193,505

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Insurance - 2.2% (Continued)
United Insurance Holdings Corporation	90,081	$1,185,466
Universal Insurance Holdings, Inc.	22,301	248,656
		28,924,754
Real Estate Investment Trusts (REIT) - 3.5%
Acadia Realty Trust	35,468	902,661
AG Mortgage Investment Trust, Inc.	14,219	235,893
Agree Realty Corporation	39,663	1,133,965
American Assets Trust, Inc. (b)	9,762	326,734
AmREIT, Inc. - Class B	11,877	193,358
Annaly Capital Management, Inc.	10,525	113,354
Anworth Mortgage Asset Corporation	388,272	1,820,996
Apartment Investment & Management Company - Class A	4,385	122,648
Apollo Commercial Real Estate Finance, Inc.	23,589	396,767
Ares Commercial Real Estate Corporation	2,514	33,512
Ashford Hospitality Prime, Inc.	62,349	1,028,758
Ashford Hospitality Trust, Inc. (b)	164,864	1,549,722
Aviv REIT, Inc.	7,951	193,925
BioMed Realty Trust, Inc.	3,689	71,972
Blackstone Mortgage Trust, Inc. - Class A	1,961	55,026
BRE Properties, Inc.	47	2,778
CBL & Associates Properties, Inc.	11,938	202,827
Cedar Realty Trust, Inc.	437,675	2,761,729
Chatham Lodging Trust	23,583	493,121
Cherry Hill Mortage Investment Corporation	5,738	103,571
Chesapeake Lodging Trust	62,099	1,512,111
Chimera Investment Corporation	241,654	753,960
Cole Real Estate Investments, Inc.	15,782	239,097
Colony Financial, Inc.	6,228	138,262
CommonWealth REIT	13,761	338,245
Corrections Corporation of America	11,523	386,827
Cousins Properties, Inc.	13,654	146,780
CYS Investments, Inc.	13,175	104,346
DCT Industrial Trust, Inc.	75,041	540,295
DiamondRock Hospitality Company	1,196	13,850
Dynex Capital, Inc.	67,711	545,751
Education Realty Trust, Inc.	110,777	1,000,316
Ellington Residential Mortgage REIT	14,865	240,367
Equity Lifestyle Properties, Inc.	5,265	206,967
Equity One, Inc.	8,884	201,311
Excel Trust, Inc.	47,160	538,096
FelCor Lodging Trust, Inc.	128,047	1,044,864
Franklin Street Properties Corporation	10,928	131,027
Geo Group, Inc. (The)	4,689	156,988
Gladstone Commercial Corporation	1,325	24,711
Glimcher Realty Trust	36,798	314,991
Gramercy Property Trust, Inc. (a) (b)	218,618	1,272,357
Granite Real Estate Investment Trust (b)	3,249	110,596
Healthcare Trust of America, Inc. - Class A	72,130	773,955
Hersha Hospitality Trust (b)	385,776	2,094,764

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Real Estate Investment Trusts (REIT) - 3.5% (Continued)
Home Properties, Inc.	199	$11,094
Hospitality Properties Trust	18,874	485,062
Host Hotels & Resorts, Inc.	7,619	140,113
Hudson Pacific Properties, Inc.	30,976	673,108
Investors Real Estate Trust	40,706	353,735
Kilroy Realty Corporation	1,786	94,301
LaSalle Hotel Properties	4,696	144,449
Lexington Realty Trust	98,745	1,067,433
LTC Properties, Inc. (b)	20,653	783,781
Mack-Cali Realty Corporation	6,653	134,590
Medical Properties Trust, Inc.	1,968	26,115
Mid-America Apartment Communities, Inc.	1,640	105,846
Monmouth Real Estate Investment Corporation - Class A	52,462	484,749
New Residential Investment Corporation	157,036	997,179
Newcastle Investment Corporation	41,407	225,254
NorthStar Realty Finance Corporation	24,083	351,371
One Liberty Properties, Inc.	29,413	613,555
Owens Realty Mortgage, Inc.	121	1,793
Pennsylvania Real Estate Investment Trust	22,177	413,601
Physicians Realty Trust	868	10,755
Potlatch Corporation	4,966	198,640
PS Business Parks, Inc.	1,525	119,819
QTS Realty Trust, Inc. - Class A	11,855	268,990
Rayonier, Inc.	3,772	166,949
Resource Capital Corporation (b)	529,596	3,119,320
Retail Opportunity Investments Corporation	9,412	136,098
Rexford Industrial Realty, Inc.	12,061	164,633
RLJ Lodging Trust	22,459	561,026
Saul Centers, Inc. (b)	23,529	1,096,451
Select Income REIT	1,095	30,222
Senior Housing Properties Trust	4,414	99,403
Sovran Self Storage, Inc.	17,057	1,158,341
STAG Industrial, Inc.	2,483	53,285
Strategic Hotels & Resorts, Inc. (a)	131,400	1,223,334
Summit Hotel Properties, Inc. (b)	242,142	2,157,485
Sunstone Hotel Investors, Inc.	33,226	426,290
Tanger Factory Outlet Centers, Inc.	2,020	67,428
Taubman Centers, Inc.	1,069	69,506
Terreno Realty Corporation	8,478	146,415
Universal Health Realty Income Trust	34,527	1,463,945
Urstadt Biddle Properties, Inc. - Class A	19,094	358,203
W.P. Carey, Inc.	1,713	101,204
Washington Real Estate Investment Trust	217	5,056
Weyerhaeuser Company	16,811	502,313
Whitestone REIT	15,720	214,578
Winthrop Realty Trust	10,903	125,166
		45,726,135
Real Estate Management & Development - 0.1%
Brookfield Office Properties, Inc.	17,066	318,622

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Real Estate Management & Development - 0.1% (Continued)
CBRE Group, Inc. - Class A (a)	8,010	$212,585
China HGS Real Estate, Inc. (a)	519	2,548
FirstService Corporation	7,260	292,288
Forest City Enterprises, Inc. - Class A (a)	179	3,256
Forestar Group, Inc. (a)	5,756	115,120
Jones Lang LaSalle, Inc.	488	55,759
ZipRealty, Inc. (a)	26,995	112,839
		1,113,017
Thrifts & Mortgage Finance - 1.1%
America First Multifamily Investors, L.P.	3,512	20,580
Apollo Residential Mortgage, Inc.	13,154	212,569
Astoria Financial Corporation	25,032	331,424
Bank Mutual Corporation	20,896	142,929
Berkshire Hills Bancorp, Inc.	32,617	797,812
BofI Holding, Inc. (a)	5,665	468,779
Capitol Federal Financial, Inc.	79,010	945,750
Dime Community Bancshares, Inc.	26,493	432,895
Doral Financial Corporation (a)	9,306	116,232
Federal Agricultural Mortgage Corporation - Class C	18,245	559,027
First Defiance Financial Corporation	4,484	115,328
Flagstar Bancorp, Inc. (a) (b)	133,769	2,791,759
Flushing Financial Corporation	3,755	77,128
Franklin Financial Corporation (a)	1,514	28,781
Heritage Financial Group, Inc. (a)	954	18,880
Home Federal Bancorp, Inc.	7,594	110,113
Home Loan Servicing Solutions Ltd.	16,009	328,505
HomeStreet, Inc.	3,172	56,906
Northfield Bancorp, Inc.	9,238	114,828
Northwest Bancshares, Inc.	22,500	316,350
Oritani Financial Corporation (b)	149,864	2,358,859
Provident Financial Holdings, Inc.	230	3,461
Provident Financial Services, Inc.	31,262	541,458
Territorial Bancorp, Inc.	17,913	405,729
TFS Financial Corporation (a)	4,656	53,451
United Financial Bancorp, Inc.	21,750	385,627
ViewPoint Financial Group, Inc. (b)	67,119	1,652,470
Walker & Dunlop, Inc. (a)	41,023	575,963
Washington Federal, Inc.	31,699	693,574
WSFS Financial Corporation	36	2,585
		14,659,752
Health Care - 15.9%
Biotechnology - 3.8%
Acceleron Pharma, Inc. (a)	7,141	330,985
Acorda Therapeutics, Inc. (a)	21,499	630,996
Advaxis, Inc. (a)	14,488	65,051
Aegerion Pharmaceuticals, Inc. (a) (b)	43,621	2,616,388
Agenus, Inc. (a) (b)	432,369	1,336,020
Agios Pharmaceuticals, Inc. (a)	5,692	150,553
Alkermes plc (a)	1,833	89,230
Alnylam Pharmaceuticals, Inc. (a)	1,754	146,740

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Biotechnology - 3.8% (Continued)
AMAG Pharmaceuticals, Inc. (a)	31,940	$685,752
Amicus Therapeutics, Inc. (a) (b)	243,482	664,706
Anacor Pharmaceuticals, Inc. (a)	20,567	391,596
Anthera Pharmaceuticals, Inc. (a)	13,504	39,567
ArQule, Inc. (a) (b)	636,212	1,456,925
Array BioPharma, Inc. (a) (b)	81,520	392,111
Athersys, Inc. (a) (b)	304,238	1,171,316
AVEO Pharmaceuticals, Inc. (a)	316,235	521,788
BIND Therapeutics, Inc. (a)	18,425	233,076
BioCryst Pharmaceuticals, Inc. (a) (b)	141,525	1,443,555
Biogen Idec, Inc. (a)	885	276,686
BioMarin Pharmaceutical, Inc. (a)	1,130	77,834
BioSpecifics Technologies Corporation (a)	12,028	272,915
bluebird bio, Inc. (a)	699	15,497
Cancer Genetics, Inc. (a)	20,493	363,546
Cellular Dynamics International, Inc. (a)	6,148	97,815
Cel-Sci Corporation (a)	160,681	170,322
Chimerix, Inc. (a)	18,591	361,595
Codexis, Inc. (a)	786	1,478
Coronado Biosciences, Inc. (a)	2,699	7,341
Curis, Inc. (a) (b)	603,195	1,707,042
Cytokinetics, Inc. (a) (b)	40,833	316,456
Cytori Therapeutics, Inc. (a)	216,213	575,127
Discovery Laboratories, Inc. (a) (b)	294,574	662,792
Dyax Corporation (a) (b)	342,583	2,884,549
Dynavax Technologies Corporation (a)	428,460	745,520
Emergent BioSolutions, Inc. (a) (b)	56,644	1,355,491
Enanta Pharmaceuticals, Inc. (a)	10,441	381,932
Enzon Pharmaceuticals, Inc.	5,210	4,689
Enzymotec, Ltd. (a)	11,995	306,952
Esperion Therapeutics, Inc. (a)	12,375	188,843
Five Prime Therapeutics, Inc. (a)	3,153	46,223
Genomic Health, Inc. (a)	4,873	146,775
GenVec, Inc. (a)	12,195	44,756
Geron Corporation (a) (b)	293,367	1,472,702
Halozyme Therapeutics, Inc. (a)	50,849	796,295
Harvard Apparatus Regenerative Technology, Inc. (a)	1	2
Hyperion Therapeutics, Inc. (a)	29,943	840,799
ImmunoGen, Inc. (a)	1,569	23,519
Incyte Corporation (a)	2,801	183,522
Insys Therapeutics, Inc. (a)	5,034	296,150
KaloBios Pharmaceuticals, Inc. (a)	60	187
Kamada Ltd. (a)	409	6,176
Karyopharm Therapeutics, Inc. (a)	702	24,507
KYTHERA Biopharmaceuticals, Inc. (a)	11,519	529,874
Lexicon Pharmaceuticals, Inc. (a)	60,066	110,521
MacroGenics, Inc. (a)	2,209	87,940
MiMedx Group, Inc. (a) (b)	246,810	1,934,990
Mirati Therapeutics, Inc. (a)	8,570	178,427
Momenta Pharmaceuticals, Inc. (a) (b)	78,688	1,408,515

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Biotechnology - 3.8% (Continued)
Nanosphere, Inc. (a) (b)	852,065	$1,797,857
Navidea Biopharmaceuticals, Inc. (a)	204,545	359,999
Neurocrine Biosciences, Inc. (a)	69,806	1,192,985
NewLink Genetics Corporation (a)	17,948	664,435
OncoGenex Pharmaceuticals, Inc. (a)	48,095	519,426
Oncothyreon, Inc. (a)	263,785	572,413
Ophthotech Corporation (a)	204	6,302
PDL BioPharma, Inc. (b)	95,539	869,405
Portola Pharmaceuticals, Inc. (a)	24,927	664,803
Progenics Pharmaceuticals, Inc. (a)	118,842	568,065
Protalix BioTherapeutics, Inc. (a)	40,592	172,516
Prothena Corporation plc (a)	1,330	41,150
PTC Therapeutics, Inc. (a)	2,915	75,994
QLT, Inc. (a) (b)	32,467	222,074
Raptor Pharmaceutical Corporation (a)	17,008	264,474
Receptos, Inc. (a)	20,024	797,956
Regado Biosciences, Inc. (a)	1,100	6,886
Repligen Corporation (a)	139,018	2,151,999
Rigel Pharmaceuticals, Inc. (a) (b)	146,505	443,910
Sangamo Biosciences, Inc. (a)	33,758	652,880
SciClone Pharmaceuticals, Inc. (a)	10,085	47,400
Sinovac Biotech Ltd. (a)	55,684	351,366
Sorrento Therapeutics, Inc. (a)	16,134	154,080
StemCells, Inc. (a)	6,376	9,692
Synageva BioPharma Corporation (a)	6,521	590,672
Synthetic Biologics, Inc. (a)	107,999	212,758
Targacept, Inc. (a)	115,158	507,847
Tetraphase Pharmaceuticals, Inc. (a)	37,223	577,329
Threshold Pharmaceuticals, Inc. (a)	135,111	659,342
United Therapeutics Corporation (a)	2,374	243,620
Vical, Inc. (a) (b)	1,266,259	1,709,450
XOMA Corporation (a) (b)	244,568	1,900,293
		50,282,035
Health Care Equipment & Supplies - 3.5%
Alere, Inc. (a)	4,694	177,903
Analogic Corporation	10,318	986,917
AngioDynamics, Inc. (a)	102,996	1,638,666
Anika Therapeutics, Inc. (a)	35,848	1,192,663
ArthroCare Corporation (a) (b)	87,937	3,990,581
AtriCure, Inc. (a)	135,411	2,775,926
Atrion Corporation	225	60,116
Baxano Surgical, Inc. (a)	25,320	32,410
Becton, Dickinson and Company	476	51,465
Cantel Medical Corporation (b)	48,900	1,550,130
Cardica, Inc. (a)	35,312	42,374
CONMED Corporation	10,559	442,950
Cooper Companies, Inc. (The)	925	114,959
CryoLife, Inc.	156,224	1,685,657
Cyberonics, Inc. (a)	1,945	129,926
Cynosure, Inc. - Class A (a)	13,329	357,617

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Health Care Equipment & Supplies - 3.5% (Continued)
DENTSPLY International, Inc.	2,857	$131,822
DexCom, Inc. (a) (b)	78,453	3,174,208
Digirad Corporation	24,339	85,187
Edwards Lifesciences Corporation (a)	1,293	84,200
Exactech, Inc. (a)	5,485	122,206
Globus Medical, Inc. - Class A (a)	33,548	785,023
Greatbatch, Inc. (a)	44,205	1,879,155
Haemonetics Corporation (a)	15,472	586,234
HeartWare International, Inc. (a) (b)	19,777	1,962,076
Hill-Rom Holdings, Inc.	10,939	396,758
ICU Medical, Inc. (a)	2,899	187,014
InspireMD, Inc. (a)	10,595	31,891
Integra LifeSciences Holdings Corporation (a)	1,577	73,267
Invacare Corporation	39,463	796,363
IRIDEX Corporation (a)	23,546	199,435
Medical Action Industries, Inc. (a)	4,908	36,417
Merit Medical Systems, Inc. (a) (b)	122,409	1,759,017
Natus Medical, Inc. (a) (b)	211,926	5,486,764
Novadaq Technologies, Inc. (a)	14,639	299,953
NuVasive, Inc. (a)	15,383	575,940
NxStage Medical, Inc. (a)	33,481	433,579
OraSure Technologies, Inc. (a)	389,103	2,284,035
Orthofix International N.V. (a)	28,036	576,140
RTI Surgical, Inc. (a)	213,964	663,288
Sirona Dental Systems, Inc. (a)	1,800	129,492
Spectranetics Corporation (The) (a)	13,013	338,598
STAAR Surgical Company (a)	60,515	993,656
STERIS Corporation	2,348	107,750
SurModics, Inc. (a) (b)	11,695	285,124
Symmetry Medical, Inc. (a) (b)	201,668	1,960,213
Syneron Medical Ltd. (a) (b)	51,872	629,207
Thoratec Corporation (a)	7,155	249,996
Tornier N.V. (a) (b)	22,153	402,963
Vascular Solutions, Inc. (a)	64,994	1,531,259
West Pharmaceutical Services, Inc.	1,356	64,342
ZELTIQ Aesthetics, Inc. (a) (b)	77,170	1,581,213
		46,114,045
Health Care Providers & Services - 5.0%
Addus HomeCare Corporation (a)	3,079	72,788
Air Methods Corporation (a) (b)	30,341	1,560,438
Alliance Healthcare Services, Inc. (a) (b)	22,142	635,475
Almost Family, Inc. (a)	40,625	1,235,406
Amedisys, Inc. (a) (b)	89,283	1,347,280
AMN Healthcare Services, Inc. (a)	271,828	4,107,321
AmSurg Corporation (a) (b)	43,794	1,828,399
BioTelemetry, Inc. (a)	206,617	1,506,238
Capital Senior Living Corporation (a) (b)	13,968	313,861
Cardinal Health, Inc.	8,388	570,552
Centene Corporation (a)	1,854	112,352
Corvel Corporation (a)	52,155	2,470,061

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Health Care Providers & Services - 5.0% (Continued)
Cross Country Healthcare, Inc. (a) (b)	233,999	$2,527,189
Emeritus Corporation (a)	26,712	589,000
Ensign Group, Inc. (The) (b)	31,391	1,315,911
Envision Healthcare Holdings, Inc. (a)	4,637	153,299
Five Star Quality Care, Inc. (a)	384,634	2,088,563
Gentiva Health Services, Inc. (a)	37,250	423,160
Hanger, Inc. (a)	63,995	2,163,671
Health Net, Inc. (a) (b)	121,922	4,010,015
HealthSouth Corporation (b)	55,656	1,732,015
Henry Schein, Inc. (a)	242	27,803
HMS Holdings Corporation (a) (b)	90,545	2,085,251
Humana, Inc.	3,763	366,140
IPC The Hospitalist Company, Inc. (a)	11,751	627,268
Kindred Healthcare, Inc.	130,141	2,464,870
Landauer, Inc.	270	12,466
LCA-Vision, Inc. (a)	16,791	70,858
LHC Group, Inc. (a) (b)	2,196	50,376
LifePoint Hospitals, Inc. (a) (b)	32,965	1,747,475
Magellan Health Services, Inc. (a) (b)	59,262	3,545,645
Molina Healthcare, Inc. (a) (b)	61,220	2,203,920
MWI Veterinary Supply, Inc. (a)	372	69,289
National Healthcare Corporation	2,378	123,656
National Research Corporation - Class A (a)	2,360	35,400
National Research Corporation - Class B	2,154	85,428
PharMerica Corporation (a) (b)	173,596	4,225,327
Premier, Inc. - Class A (a)	540	18,733
Providence Service Corporation (The) (a)	79,267	2,091,856
Select Medical Holdings Corporation (b)	237,162	2,561,350
Skilled Healthcare Group, Inc. - Class A (a)	44,468	203,219
Surgical Care Affiliates, Inc. (a)	5,417	173,831
Team Health Holdings, Inc. (a) (b)	56,842	2,453,301
Triple-S Management Corporation - Class B (a) (b)	105,409	1,880,496
U.S. Physical Therapy, Inc. (b)	44,005	1,386,597
Universal American Corporation	40,274	283,932
VCA Antech, Inc. (a) (b)	85,037	2,716,082
Veracyte, Inc. (a)	135	1,978
WellCare Health Plans, Inc. (a) (b)	49,253	3,206,863
		65,482,404
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	27,097	448,726
Computer Programs & Systems, Inc.	1,157	77,311
HealthStream, Inc. (a) (b)	59,862	1,737,195
iCAD, Inc. (a)	43,438	489,981
MedAssets, Inc. (a) (b)	85,929	1,893,875
Medidata Solutions, Inc. (a)	1,278	80,642
Merge Healthcare, Inc. (a) (b)	823,914	1,771,415
Omnicell, Inc. (a) (b)	117,537	3,034,805
Quality Systems, Inc.	99,487	1,831,556
		11,365,506

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	8,974	$84,266
Bio-Rad Laboratories, Inc. - Class A (a)	525	66,738
Bruker Corporation (a)	113,715	2,314,100
Cambrex Corporation (a)	100,931	1,894,475
Charles River Laboratories International, Inc. (a)	40,386	2,283,021
Compugen Ltd. (a)	22,390	242,260
Covance, Inc. (a)	4,808	454,644
Enzo Biochem, Inc. (a)	37,115	104,293
Fluidigm Corporation (a)	32,746	1,477,499
Harvard Bioscience, Inc. (a)	2,043	9,030
Life Technologies Corporation (a)	9,219	701,289
NanoString Technologies, Inc. (a)	30,274	550,381
NeoGenomics, Inc. (a)	117,755	471,020
Nordion, Inc. (a) (b)	49,939	477,417
Pacific Biosciences of California, Inc. (a) (b)	245,266	1,761,010
PerkinElmer, Inc.	4,571	199,296
pSivida Corporation (a)	23,294	109,482
Quintiles Transnational Holdings, Inc. (a)	2,193	104,453
Response Genetics, Inc. (a)	63,632	89,721
Techne Corporation	2,728	247,893
		13,642,288
Pharmaceuticals - 1.7%
Acasti Pharma, Inc. (a)	7,013	8,907
Actavis plc (a)	531	100,348
Aerie Pharmaceuticals, Inc. (a)	10,829	199,903
Akorn, Inc. (a)	6,613	150,115
Aratana Therapeutics, Inc. (a)	17,106	367,950
Auxilium Pharmaceuticals, Inc. (a)	28,116	719,207
Biodel, Inc. (a)	151,588	411,561
Biota Pharmaceuticals, Inc. (a)	3,979	19,935
Cadence Pharmaceuticals, Inc. (a) (b)	188,541	2,070,180
Cardiome Pharma Corporation (a)	16,782	119,823
Cempra, Inc. (a)	10,941	130,089
Corcept Therapeutics, Inc. (a)	358,833	1,234,386
Cornerstone Therapeutics, Inc. (a)	38,323	363,302
DepoMed, Inc. (a) (b)	144,132	1,729,584
DURECT Corporation (a)	451,863	944,394
Eli Lilly & Company	1,292	69,781
Evoke Pharma, Inc. (a)	16,537	180,584
Hi-Tech Pharmacal Company, Inc. (a) (b)	11,209	484,901
Imprimis Pharmaceuticals, Inc. (a)	3,143	26,087
Jazz Pharmaceuticals plc (a)	653	99,034
Mallinckrodt plc (a) (b)	46,113	2,666,715
Medicines Company (The) (a) (b)	82,245	2,858,836
Nektar Therapeutics (a)	37,297	507,239
Ocera Therapeutics, Inc. (a)	5,561	78,132
Pain Therapeutics, Inc. (a)	201,167	836,855
POZEN, Inc. (a)	115,385	904,618
Prestige Brands Holdings, Inc. (a)	60,898	1,842,773
Sagent Pharmaceuticals, Inc. (a)	14,378	272,176

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Health Care - 15.9% (Continued)
Pharmaceuticals - 1.7% (Continued)
Salix Pharmaceuticals Ltd. (a)	955	$92,960
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	191,683	1,583,302
TherapeuticsMD, Inc. (a)	114,578	753,923
Ventrus BioSciences, Inc. (a)	160,592	680,910
Zoetis, Inc.	6,967	211,518
		22,720,028
Industrials - 13.4%
Aerospace & Defense - 0.7%
AAR Corporation	3,237	86,266
Alliant Techsystems, Inc.	499	71,706
American Science & Engineering, Inc.	5,977	408,767
Arotech Corporation (a)	12,786	34,139
Astronics Corporation (a)	13,519	818,913
Astronics Corporation - Class B (a)	3,311	198,892
Astrotech Corporation (a)	37,392	125,263
Curtiss-Wright Corporation	3,537	217,243
Ducommun, Inc. (a)	14,117	402,334
Engility Holdings, Inc. (a)	45,948	1,760,268
Esterline Technologies Corporation (a)	2,725	280,539
Exelis, Inc.	26,285	514,923
HEICO Corporation	1,425	75,838
Hexcel Corporation (a)	2,365	98,573
Huntington Ingalls Industries, Inc.	6,088	578,482
Innovative Solutions & Support, Inc. (a)	1,371	9,323
MOOG, Inc. - Class A (a)	14,526	872,432
Orbital Sciences Corporation (a) (b)	23,812	582,203
Sparton Corporation (a)	21,463	598,174
Spirit AeroSystems Holdings, Inc. - Class A (a)	14,051	476,469
Sypris Solutions, Inc.	16,147	48,280
Taser International, Inc. (a)	22,312	358,331
		8,617,358
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	14,868	525,286
Forward Air Corporation	20,324	905,231
Hub Group, Inc. - Class A (a) (b)	6,349	263,166
Pacer International, Inc. (a)	83,580	736,340
Park-Ohio Holdings Corporation (a) (b)	11,856	566,717
		2,996,740
Airlines - 0.7%
Copa Holdings, S.A. - Class A	879	114,885
Hawaiian Holdings, Inc. (a) (b)	155,940	1,584,350
JetBlue Airways Corporation (a)	285,314	2,499,351
Republic Airways Holdings, Inc. (a) (b)	383,160	3,758,800
SkyWest, Inc. (b)	98,288	1,278,727
Spirit Airlines, Inc. (a)	161	7,551
		9,243,664
Building Products - 1.2%
AAON, Inc.	12,784	379,173
American Woodmark Corporation (a)	382	13,412
Apogee Enterprises, Inc.	1,986	67,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Building Products - 1.2% (Continued)
Armstrong World Industries, Inc. (a)	2,834	$157,797
Builders FirstSource, Inc. (a)	213,390	1,717,790
Gibraltar Industries, Inc. (a)	70,810	1,264,667
Griffon Corporation	41,784	524,807
Insteel Industries, Inc.	34,417	641,189
Lennox International, Inc.	4,943	427,866
NCI Building Systems, Inc. (a)	79,975	1,474,739
Norcraft Companies, Inc. (a)	4,345	74,951
Nortek, Inc. (a)	3,699	278,202
Patrick Industries, Inc. (a)	73,166	2,633,976
PGT, Inc. (a)	117,204	1,251,739
Ply Gem Holdings, Inc. (a)	9,865	130,810
Quanex Building Products Corporation	11,968	226,794
Simpson Manufacturing Company, Inc.	11,384	371,118
Trex Company, Inc. (a)	5,625	395,606
Universal Forest Products, Inc. (b)	49,228	2,586,931
USG Corporation (a)	31,352	959,371
		15,578,065
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	11,589	308,963
ARC Document Solutions, Inc. (a)	221,606	1,679,773
Brink's Company (The)	18,286	578,569
Casella Waste Systems, Inc. - Class A (a) (b)	62,384	320,030
CECO Environmental Corporation	96	1,492
Consolidated Graphics, Inc. (a)	9,902	642,046
Copart, Inc. (a)	2,892	99,138
Costa, Inc. - Class A (a)	47,370	1,017,981
Covanta Holding Corporation (b)	2,412	43,416
CyrusOne, Inc.	10,663	230,427
EnerNOC, Inc. (a)	129,481	2,900,374
Fuel Tech, Inc. (a)	40,360	267,183
Heritage-Crystal Clean, Inc. (a)	337	5,601
HNI Corporation (b)	84,699	2,906,023
Hudson Technologies, Inc. (a)	27,623	99,995
Interface, Inc.	7,954	166,636
Kimball International, Inc. - Class B	147,902	2,199,303
Knoll, Inc.	46,711	775,403
McGrath RentCorp	2,445	89,536
Metalico, Inc. (a)	31,817	57,589
Mobile Mini, Inc. (a)	143	5,530
Multi-Color Corporation	35,677	1,282,945
Performant Financial Corporation (a)	52,962	451,766
Progressive Waste Solutions Ltd.	13,547	310,904
R.R. Donnelley & Sons Company	11,552	213,365
Republic Services, Inc.	3,099	99,261
Rollins, Inc.	4,517	130,180
Steelcase, Inc. - Class A (b)	78,842	1,164,496
SYKES Enterprises, Inc. (a) (b)	89,243	1,870,533
Team, Inc. (a)	25,186	1,066,123
UniFirst Corporation	1,212	128,230

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Commercial Services & Supplies - 1.8% (Continued)
US Ecology, Inc.	44,190	$1,580,234
Viad Corporation (b)	48,234	1,268,072
		23,961,117
Construction & Engineering - 1.1%
AECOM Technology Corporation (a)	37,845	1,085,016
Ameresco, Inc. - Class A (a)	33,728	332,558
Argan, Inc.	81,861	2,325,671
Comfort Systems USA, Inc.	27,341	465,891
Dycom Industries, Inc. (a) (b)	46,035	1,281,154
EMCOR Group, Inc.	37,922	1,612,064
Furmanite Corporation (a)	77,317	903,063
Goldfield Corporation (The) (a)	4,515	9,030
Great Lakes Dredge & Dock Corporation (a) (b)	214,182	1,612,790
MYR Group, Inc. (a) (b)	74,595	1,870,097
Northwest Pipe Company (a)	4,099	143,793
Pike Corporation (a)	29,247	308,263
Primoris Services Corporation (b)	52,580	1,670,467
Tutor Perini Corporation (a)	34,822	786,977
		14,406,834
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,050	133,392
AZZ, Inc.	5,973	249,731
Belden, Inc.	1,843	119,261
Brady Corporation - Class A	13,838	378,608
Broadwind Energy, Inc. (a)	70,032	647,096
Coleman Cable, Inc. (b)	88,519	2,322,739
Emerson Electric Company	4,293	283,080
Encore Wire Corporation	10,052	513,557
Franklin Electric Company, Inc.	6,487	258,442
General Cable Corporation	76,276	2,176,154
Global Power Equipment Group, Inc.	3,131	55,763
Hubbell, Inc. - Class B	3,171	370,151
II-VI, Inc. (a)	17,719	270,569
Lihua International, Inc. (a)	19,858	108,425
Orion Energy Systems, Inc. (a)	38,515	253,814
Polypore International, Inc. (a)	421	13,956
Powell Industries, Inc.	21,828	1,340,457
Power Solutions International, Inc. (a)	1,887	125,504
Preformed Line Products Company (b)	11,823	797,816
Regal-Beloit Corporation	841	62,310
Sensata Technologies Holding N.V. (a)	1,777	66,531
Thermon Group Holdings, Inc. (a)	13,789	373,406
Vicor Corporation (a) (b)	10,865	112,235
		11,032,997
Industrial Conglomerates - 0.1%
3M Company	197	25,253
Raven Industries, Inc.	2,191	82,053
Standex International Corporation	27,092	1,540,993
		1,648,299

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Machinery - 3.3%
Actuant Corporation - Class A (b)	78,142	$2,674,019
Adept Technology, Inc. (a)	4,670	80,651
Alamo Group, Inc.	32,606	1,637,473
Albany International Corporation - Class A	23,500	812,395
American Railcar Industries, Inc. (b)	48,596	2,377,316
Ampco-Pittsburgh Corporation (b)	39,437	702,373
Astec Industries, Inc.	7,675	285,510
Blount International, Inc. (a)	95,702	1,226,900
Chart Industries, Inc. (a)	1,593	136,106
China Yuchai International Ltd. (b)	21,954	466,522
CIRCOR International, Inc. (b)	22,204	1,599,132
CNH Industrial N.V. (a)	9,018	95,050
Columbus McKinnon Corporation (a) (b)	30,030	742,342
Donaldson Company, Inc.	1,119	46,170
Duoyuan Printing, Inc. (a) (c)	105,640	2,324
Dynamic Materials Corporation	50,399	1,100,210
Energy Recovery, Inc. (a)	40,947	175,253
EnPro Industries, Inc. (a)	13,423	973,704
ESCO Technologies, Inc.	17,015	593,823
Federal Signal Corporation (a)	42,960	529,267
Global Brass & Copper Holdings, Inc.	20,166	348,670
Gorman-Rupp Company (The)	27,597	878,413
Graco, Inc.	1,730	120,218
Graham Corporation	8,590	306,749
Harsco Corporation (b)	72,886	1,850,576
Hyster-Yale Materials Handling, Inc. (b)	12,693	1,088,552
IDEX Corporation	1,052	75,755
ITT Corporation	4,019	164,578
John Bean Technologies Corporation (b)	41,705	1,287,433
Kadant, Inc. (b)	39,807	1,429,469
L.B. Foster Company - Class A	4,079	175,642
Lincoln Electric Holdings, Inc.	4,631	320,465
Lydall, Inc. (a)	25,255	446,256
Manitex International, Inc. (a)	21,780	305,356
Manitowoc Company, Inc. (The)	127,879	3,638,158
Meritor, Inc. (a)	85,206	935,562
MFRI, Inc. (a)	12,266	178,102
Mueller Industries, Inc.	26,004	1,618,489
Mueller Water Products, Inc. - Class A (b)	636,160	5,521,869
NACCO Industries, Inc. - Class A (b)	26,358	1,556,176
NN, Inc.	37,611	665,339
Oshkosh Corporation	8,835	478,327
Rexnord Corporation (a)	24,867	646,045
SPX Corporation	828	82,444
Tennant Company	2,972	190,594
Titan International, Inc.	36,757	616,047
Toro Company (The) (b)	968	61,332
Wabash National Corporation (a)	113,080	1,550,327
WABCO Holdings, Inc. (a)	954	82,254
Xerium Technologies, Inc. (a)	13,659	228,925

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Machinery - 3.3% (Continued)
Xylem, Inc.	4,745	$158,293
		43,262,955
Marine - 0.4%
Baltic Trading Ltd. (b)	234,042	1,355,103
Costamare, Inc. (b)	31,621	621,036
Danaos Corporation (a)	1,657	11,417
Diana Shipping, Inc. (a)	52,631	642,624
DryShips, Inc. (a)	57,496	195,486
Global Ship Lease, Inc. - Class A (a)	45,772	245,338
International Shipholding Corporation	8,196	219,571
Kirby Corporation (a)	347	34,627
Matson, Inc. (b)	37,761	903,621
Navios Maritime Holdings, Inc.	17,812	168,858
Safe Bulkers, Inc.	4,462	43,683
Seaspan Corporation	123	2,737
Star Bulk Carriers Corporation (a)	21,867	259,124
		4,703,225
Professional Services - 1.1%
Barrett Business Services, Inc.	13,365	1,047,950
CDI Corporation	40,201	688,241
Exponent, Inc.	20,079	1,450,105
Franklin Covey Company (a)	3,401	64,993
FTI Consulting, Inc. (a)	3,797	140,755
GP Strategies Corporation (a)	36,444	1,011,321
Heidrick & Struggles International, Inc. (b)	57,949	966,589
Huron Consulting Group, Inc. (a)	11,946	791,303
Insperity, Inc.	248	8,189
Kelly Services, Inc. - Class A	36,135	866,517
Korn/Ferry International (a) (b)	41,516	973,965
ManpowerGroup, Inc.	6,132	477,683
Mistras Group, Inc. (a)	55,766	1,302,694
Navigant Consulting, Inc. (a) (b)	111,836	1,964,959
On Assignment, Inc. (a) (b)	37,942	1,126,119
Pendrell Corporation (a)	4,514	6,590
Resources Connection, Inc.	60,578	816,591
Robert Half International, Inc.	1,718	71,778
TrueBlue, Inc. (a)	20,758	509,194
Verisk Analytics, Inc. - Class A (a)	2,160	137,938
Volt Information Sciences, Inc. (a)	8,003	79,990
VSE Corporation	4,220	186,144
		14,689,608
Road & Rail - 0.7%
AMERCO	809	180,189
Arkansas Best Corporation	3,147	107,911
Avis Budget Group, Inc. (a)	2,184	82,359
Con-Way, Inc. (b)	66,004	2,539,174
Heartland Express, Inc.	39,954	841,431
Knight Transportation, Inc.	22,834	487,506
Landstar System, Inc.	534	30,673
Marten Transport Ltd. (b)	86,829	1,655,829

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Road & Rail - 0.7% (Continued)
Quality Distribution, Inc. (a) (b)	140,230	$1,928,163
Roadrunner Transportation Systems, Inc. (a) (b)	17,958	471,397
Saia, Inc. (a)	9,211	310,042
Student Transportation, Inc.	122,703	754,623
Universal Truckload Services, Inc.	12,178	353,284
Vitran Corporation, Inc. (a)	19,469	125,964
		9,868,545
Trading Companies & Distributors - 1.3%
Aceto Corporation	76,375	1,628,315
AerCap Holdings N.V. (a)	3,277	121,872
Air Lease Corporation (b)	99,185	3,122,344
Aircastle Ltd.	119,175	2,251,216
Applied Industrial Technologies, Inc.	1,800	90,972
CAI International, Inc. (a) (b)	73,356	1,517,736
DXP Enterprises, Inc. (a) (b)	3,840	368,793
GATX Corporation (b)	16,759	970,346
H&E Equipment Services, Inc. (a)	32,593	986,916
HD Supply Holdings, Inc. (a)	7,825	168,003
MFC Industrial Ltd. (b)	55,571	432,898
MRC Global, Inc. (a)	26,640	743,789
TAL International Group, Inc. (a) (b)	29,377	1,264,092
Textainer Group Holdings Ltd. (b)	76,970	2,793,241
Watsco, Inc.	770	72,857
		16,533,390
Transportation Infrastructure - 0.0% (d)
Aegean Marine Petroleum Network, Inc.	251	2,284
Macquarie Infrastructure Company, LLC	1,990	109,948
		112,232
Information Technology - 15.7%
Communications Equipment - 2.1%
ADTRAN, Inc.	13,667	347,005
Alliance Fiber Optic Products, Inc. (b)	162,162	2,554,051
Anaren, Inc. (a) (b)	63,583	1,777,145
Applied Optoelectronics, Inc. (a)	1,762	24,016
ARRIS Group, Inc. (a)	25,326	655,943
AudioCodes Ltd. (a)	692	5,218
Aviat Networks, Inc. (a)	57,224	108,726
Bel Fuse, Inc. - Class B	10,225	196,013
Brocade Communications Systems, Inc. (a)	47,283	441,623
CalAmp Corporation (a) (b)	36,211	1,067,500
Calix, Inc. (a)	148,131	1,174,679
Ceragon Networks Ltd. (a) (b)	295,839	943,726
CommScope Holding, Inc. (a)	13,975	250,572
Digi International, Inc. (a)	70,935	730,631
EchoStar Corporation - Class A (a) (b)	51,500	2,422,045
Emulex Corporation (a)	57,076	420,079
Extreme Networks, Inc. (a)	259,035	1,896,136
Harmonic, Inc. (a) (b)	48,913	320,869
Harris Corporation	5,821	403,628
Infinera Corporation (a) (b)	255,089	2,224,376

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Communications Equipment - 2.1% (Continued)
Ixia (a)	49,176	$628,961
Motorola Solutions, Inc.	1,164	74,263
NumereX Corporation - Class A (a)	16,180	216,003
Oclaro, Inc. (a)	33,424	89,242
Oplink Communications, Inc. (a)	12,448	210,745
ORBCOMM, Inc. (a)	22,315	153,974
Plantronics, Inc.	5,896	253,115
Radware Ltd. (a)	50,913	861,448
Riverbed Technology, Inc. (a)	8,075	159,239
Ruckus Wireless, Inc. (a)	12,981	174,335
ShoreTel, Inc. (a) (b)	604,428	4,654,096
Sierra Wireless, Inc. (a)	23,634	483,552
Silicom Ltd.	2,251	140,485
Sonus Networks, Inc. (a) (b)	377,323	1,131,969
Sycamore Networks, Inc. (a)	99,286	55,600
TESSCO Technologies, Inc.	8,723	290,389
UTStarcom Holdings Corporation (a)	13,761	37,017
ViaSat, Inc. (a)	2,459	146,335
Zhone Technologies, Inc. (a)	15,500	63,705
		27,788,454
Computers & Peripherals - 1.0%
Apple, Inc.	277	138,666
Avid Technology, Inc. (a)	49,589	344,148
Concurrent Computer Corporation	3,118	26,441
Datalink Corporation (a)	31,263	454,251
Dot Hill Systems Corporation (a)	233,054	1,137,303
Electronics For Imaging, Inc. (a)	32,284	1,367,873
Hewlett-Packard Company	16,316	473,164
Hutchinson Technology, Inc. (a)	140,850	535,230
Immersion Corporation (a) (b)	75,998	889,177
Intevac, Inc. (a)	9,780	72,568
Lexmark International, Inc. - Class A (b)	49,916	1,956,208
Novatel Wireless, Inc. (a)	126,634	338,113
QLogic Corporation (a)	87,727	1,015,001
Qumu Corporation (a)	1,427	21,505
Super Micro Computer, Inc. (a) (b)	118,542	2,437,223
Western Digital Corporation	2,263	195,003
Xyratex Ltd. (b)	145,130	1,917,167
		13,319,041
Electronic Equipment, Instruments & Components - 2.5%
Aeroflex Holding Corporation (a)	29,220	201,326
Agilysys, Inc. (a)	3,662	47,972
AVX Corporation	128,542	1,660,763
Badger Meter, Inc.	5,950	303,093
Benchmark Electronics, Inc. (a) (b)	115,067	2,615,473
Celestica, Inc. (a)	8,441	83,735
Checkpoint Systems, Inc. (a)	11,033	147,180
Clearfield, Inc. (a)	32,218	803,839
Coherent, Inc. (a) (b)	30,544	2,041,561
Corning, Inc.	1,260	21,685

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Electronic Equipment, Instruments & Components - 2.5% (Continued)
CTS Corporation	55,251	$1,032,641
CUI Global, Inc (a)	68,170	600,578
Daktronics, Inc.	148,358	2,167,510
Dolby Laboratories, Inc. - Class A (a)	8,359	342,635
Elecsys Corporation (a)	494	6,541
Electro Rent Corporation	15,009	252,451
Electro Scientific Industries, Inc.	18,987	205,819
Fabrinet (a) (b)	65,872	1,216,656
FARO Technologies, Inc. (a)	13,209	683,169
FEI Company	730	68,416
GSI Group, Inc. (The) (a)	24,441	263,718
Hollysys Automation Technologies Ltd. (a)	31,448	530,528
Ingram Micro, Inc. - Class A (a)	2,221	55,569
Insight Enterprises, Inc. (a)	51,712	1,091,123
KEMET Corporation (a)	11,584	63,944
Littelfuse, Inc.	1,178	105,431
Measurement Specialties, Inc. (a)	2,797	154,310
Mesa Laboratories, Inc.	7,890	633,330
Methode Electronics, Inc.	32,855	1,105,899
Multi-Fineline Electronix, Inc. (a) (b)	21,885	302,013
Nam Tai Electronics, Inc. (b)	115,142	701,215
NeoPhotonics Corporation (a)	7,425	54,499
Netlist, Inc. (a)	13,488	20,906
Newport Corporation (a) (b)	52,728	956,486
Orbotech Ltd. (a) (b)	40,367	548,588
OSI Systems, Inc. (a)	4,664	270,186
Park Electrochemical Corporation	35,592	1,073,811
PC Connection, Inc.	62,465	1,278,034
Perceptron, Inc.	71,456	1,101,137
Plexus Corporation (a) (b)	8,558	334,618
RF Industries, Ltd.	22,814	151,029
Rogers Corporation (a)	21,617	1,312,152
Sanmina Corporation (a)	26,100	436,392
ScanSource, Inc. (a) (b)	89,091	3,344,476
TTM Technologies, Inc. (a)	72,091	577,449
Universal Display Corporation (a)	8,870	288,098
Vishay Intertechnology, Inc. (a) (b)	95,233	1,293,264
Vishay Precision Group, Inc. (a)	5,327	75,856
		32,627,104
Internet Software & Services - 1.7%
AOL, Inc. (a)	5,720	263,578
Autobytel, Inc. (a)	11,731	174,557
Brightcove, Inc. (a) (b)	62,798	674,451
BroadVision, Inc. (a)	4,035	46,483
Carbonite, Inc. (a)	2,174	21,979
ChannelAdvisor Corporation (a)	2,971	128,852
comScore, Inc. (a)	74,362	2,038,262
Constant Contact, Inc. (a)	7,425	200,549
Cvent, Inc. (a)	10,648	406,860
DealerTrack Holdings, Inc. (a)	9,932	463,328

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Internet Software & Services - 1.7% (Continued)
Demand Media, Inc. (a)	88,060	$508,106
Dice Holdings, Inc. (a)	18,709	130,963
Digital River, Inc. (a)	4,805	84,472
EarthLink Holdings Corporation	110,031	477,535
eBay, Inc. (a)	2,626	139,703
eGain Corporation (a)	17,268	165,427
Endurance International Group Holdings, Inc. (a)	1,941	22,283
Facebook, Inc. - Class A (a)	1,609	100,675
GigaMedia Ltd. (a)	9,580	10,730
IAC/InterActiveCorporation	2,092	146,524
Internet Gold-Golden Lines Ltd. (a)	156	1,143
IntraLinks Holdings, Inc. (a)	41,254	436,467
Limelight Networks, Inc. (a)	123,059	235,043
LivePerson, Inc. (a)	62,583	865,523
Marchex, Inc. - Class B (a)	78,007	730,146
Marketo, Inc. (a)	5,334	218,374
Monster Worldwide, Inc. (a)	61,434	375,976
Move, Inc. (a)	1	4
NIC, Inc.	15,120	328,709
Perficient, Inc. (a)	127,429	2,616,117
Perion Network Ltd. (a)	24,235	291,305
QuinStreet, Inc. (a)	7,528	62,257
RealNetworks, Inc. (a)	5,162	37,579
Responsys, Inc. (a)	64,036	1,729,612
Saba Software, Inc. (a)	8,786	114,218
Spark Networks, Inc. (a)	9,781	56,045
SPS Commerce, Inc. (a)	11,185	722,775
Stamps.com, Inc. (a)	27,837	1,098,448
Support.com, Inc. (a)	431,978	1,166,341
Synacor, Inc. (a)	17,637	41,623
Tremor Video, Inc. (a)	91,092	404,448
Tucows, Inc. - Class A (a)	9,372	115,463
United Online, Inc. (b)	219,941	2,663,485
Unwired Planet, Inc. (a)	27,324	45,631
XO Group, Inc. (a)	46,189	560,273
Xoom Corporation (a)	22,738	622,794
Yahoo!, Inc. (a)	3,244	116,849
YuMe, Inc. (a)	9,268	72,383
		21,934,348
IT Services - 1.8%
Acxiom Corporation (a)	8,515	306,199
Amdocs Ltd.	4,965	214,786
Booz Allen Hamilton Holding Corporation	33,401	610,570
Computer Sciences Corporation	2,801	169,208
CoreLogic, Inc. (a)	4,042	128,738
DST Systems, Inc.	2,741	249,431
Dynamics Research Corporation (a)	15,092	173,558
EPAM Systems, Inc. (a)	10,351	423,356
Euronet Worldwide, Inc. (a)	50,857	2,179,731
ExlService Holdings, Inc. (a) (b)	9,217	231,808

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
IT Services - 1.8% (Continued)
FleetCor Technologies, Inc. (a)	1,057	$112,380
Genpact Ltd. (a)	19,467	330,355
Global Cash Access Holdings, Inc. (a) (b)	240,617	2,040,432
Global Payments, Inc.	3,223	213,008
Hackett Group, Inc. (The)	53,060	313,054
Heartland Payment Systems, Inc.	40,903	1,763,328
iGATE Corporation (a)	83,751	2,826,596
Information Services Group, Inc. (a)	262,449	1,422,474
Jack Henry & Associates, Inc.	1,995	111,281
Lionbridge Technologies, Inc. (a) (b)	551,459	3,033,025
Luxoft Holding, Inc. (a)	4,255	159,094
MAXIMUS, Inc.	18,715	792,955
ModusLink Global Solutions, Inc. (a)	174,031	896,260
MoneyGram International, Inc. (a) (b)	60,427	1,117,899
NeuStar, Inc. - Class A (a) (b)	29,661	1,005,211
Newtek Business Services, Inc. (a)	6,983	20,181
Planet Payment, Inc. (a)	98,081	346,226
PRGX Global, Inc. (a)	67,860	451,948
Sapient Corporation (a) (b)	7,752	124,265
Science Applications International Corporation	9,594	355,074
Syntel, Inc. (a)	993	83,660
TeleTech Holdings, Inc. (a)	8,460	184,597
Virtusa Corporation (a)	48,084	1,648,320
WEX, Inc. (a)	1,576	129,799
		24,168,807
Office Electronics - 0.0% (d)
Xerox Corporation	7,624	82,721
Zebra Technologies Corporation - Class A (a)	1,295	71,173
		153,894
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (a)	67,786	1,850,558
Alpha & Omega Semiconductor Ltd. (a)	2,022	14,680
Amkor Technology, Inc. (a) (b)	337,959	1,791,183
ANADIGICS, Inc. (a) (b)	533,863	1,051,710
Applied Micro Circuits Corporation (a)	14,231	143,733
Atmel Corporation (a) (b)	228,509	1,910,335
ATMI, Inc. (a) (b)	30,770	851,714
Axcelis Technologies, Inc. (a) (b)	835,218	2,021,228
AXT, Inc. (a)	6,377	15,560
Broadcom Corporation - Class A	2,408	71,662
Brooks Automation, Inc. (b)	255,469	2,593,010
Cabot Microelectronics Corporation (a)	54,840	2,211,149
Canadian Solar, Inc. (a)	56	2,191
Cascade Microtech, Inc. (a)	63,361	652,618
Cavium, Inc. (a)	479	17,804
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	21,626	410,029
Cirrus Logic, Inc. (a)	92,636	1,622,056
Cohu, Inc.	2,011	20,834
CSR plc - ADR	186	8,046
DSP Group, Inc. (a)	108,181	969,302

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Entegris, Inc. (a) (b)	18,211	$191,580
Exar Corporation (a)	7,218	79,470
Fairchild Semiconductor International, Inc. (a)	184,190	2,350,264
First Solar, Inc. (a)	6,163	311,725
FormFactor, Inc. (a)	1,125	7,245
Freescale Semiconductor Ltd. (a)	7,079	128,342
Ikanos Communications, Inc. (a)	4,563	4,563
Inphi Corporation (a)	32,273	370,494
Integrated Device Technology, Inc. (a)	170,324	1,643,627
Intermolecular, Inc. (a)	4,233	17,059
International Rectifier Corporation (a)	1,389	36,128
Intersil Corporation - Class A (b)	38,684	438,677
IXYS Corporation (b)	152,688	1,937,611
Kulicke & Soffa Industries, Inc. (a) (b)	44,857	522,135
Lattice Semiconductor Corporation (a) (b)	615,531	3,557,769
LSI Corporation	6,020	66,401
LTX-Credence Corporation (a)	19,666	168,144
MagnaChip Semiconductor Corporation (a)	44,995	711,371
Marvell Technology Group Ltd.	4,547	67,887
Mattson Technology, Inc. (a) (b)	351,571	1,044,166
MaxLinear, Inc. - Class A (a)	229,479	2,354,455
Micron Technology, Inc. (a)	13,571	312,676
Microsemi Corporation (a)	38,958	913,175
Monolithic Power Systems, Inc. (a) (b)	33,096	1,081,908
Montage Technology Group Ltd. (a)	8,444	185,599
MoSys, Inc. (a)	86,435	433,904
Nanometrics, Inc. (a)	19,621	332,380
Nova Measuring Instruments Ltd. (a) (b)	36,443	391,762
NVE Corporation (a)	2,829	162,837
NXP Semiconductors N.V. (a)	1,440	69,624
OmniVision Technologies, Inc. (a)	4,596	70,732
ON Semiconductor Corporation (a)	14,673	122,666
PDF Solutions, Inc. (a) (b)	63,014	1,493,432
Peregrine Semiconductor Corporation (a)	353	2,319
Pericom Semiconductor Corporation (a)	11,945	98,905
Pixelworks, Inc. (a)	221,392	1,204,372
PLX Technology, Inc. (a)	22,900	138,545
PMC-Sierra, Inc. (a)	42,684	279,580
Power Integrations, Inc.	47,154	2,792,931
RF Micro Devices, Inc. (a)	537,724	2,866,069
Sigma Designs, Inc. (a)	143,058	670,942
Silicon Image, Inc. (a)	257,366	1,438,676
Silicon Laboratories, Inc. (a)	7,424	350,710
Skyworks Solutions, Inc. (a)	3,887	117,582
Spansion, Inc. - Class A (a) (b)	153,133	2,296,995
STR Holdings, Inc. (a)	1,656	2,484
Supertex, Inc. (a)	49,868	1,331,476
Teradyne, Inc. (a)	20,314	382,106
Tower Semiconductor Ltd. (a)	668	4,115
Ultra Clean Holdings, Inc. (a)	221,985	2,537,289

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Vitesse Semiconductor Corporation (a)	203,197	$731,509
		57,055,815
Software - 2.3%
Accelrys, Inc. (a)	3,824	48,106
ACI Worldwide, Inc. (a)	1,261	76,429
Actuate Corporation (a) (b)	43,659	331,808
Advent Software, Inc.	8,281	272,114
Allot Communications Ltd. (a)	5,528	88,559
Aspen Technology, Inc. (a)	2,762	125,864
Attunity Ltd. (a)	34,941	352,555
Blackbaud, Inc.	3,382	116,544
BSQUARE Corporation (a)	3,191	11,200
Cadence Design Systems, Inc. (a)	7,518	106,154
Callidus Software, Inc. (a)	53,370	782,938
Cinedigm Corporation (a)	13,351	35,247
ClickSoftware Technologies Ltd. (b)	20,764	181,062
Compuware Corporation	230,444	2,336,702
Covisint Corporation (a)	12,758	119,287
Cyan, Inc. (a)	8,839	33,500
Datawatch Corporation (a)	118	3,304
Digimarc Corporation	18,647	682,107
Electronic Arts, Inc. (a)	3,825	100,980
EPIQ Systems, Inc.	52,009	746,849
ePlus, Inc. (a)	29,371	1,584,272
Evolving Systems, Inc.	7,503	73,229
Fair Isaac Corporation	4,123	224,126
Gigamon, Inc. (a)	18,100	551,326
Interactive Intelligence Group, Inc. (a)	18,333	1,392,208
Liquid Holdings Group, Inc. (a)	6	29
Mavenir Systems, Inc. (a)	3,460	44,080
Mentor Graphics Corporation	7,426	154,461
Microsoft Corporation	1,819	68,849
Model N, Inc. (a) (b)	69,167	684,753
Monotype Imaging Holdings, Inc.	11,922	347,765
Net 1 UEPS Technologies, Inc. (a)	71,013	568,104
NetScout Systems, Inc. (a)	52,245	1,845,293
NetSol Technologies, Inc. (a)	78,570	437,635
Nuance Communications, Inc. (a)	1,733	26,567
Open Text Corporation	750	74,175
Pegasystems, Inc.	30,534	1,387,465
Progress Software Corporation (a)	11,086	267,949
Proofpoint, Inc. (a)	238	9,634
PROS Holdings, Inc. (a)	16,496	627,013
PTC, Inc. (a)	2,032	72,502
Qualys, Inc. (a)	40,023	1,159,867
Rally Software Development Corporation (a)	8,770	186,801
RealPage, Inc. (a)	24,416	548,872
Rosetta Stone, Inc. (a)	40,334	446,901
Sapiens International Corporation N.V. (a)	165,774	1,170,364
SeaChange International, Inc. (a)	55,680	665,933

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Information Technology - 15.7% (Continued)
Software - 2.3% (Continued)
Smith Micro Software, Inc. (a)	134,472	$215,155
SS&C Technologies Holdings, Inc. (a)	4,548	176,553
Symantec Corporation	9,057	193,910
Synopsys, Inc. (a)	13,276	529,181
Tableau Software, Inc. - Class A (a)	1,299	104,985
Take-Two Interactive Software, Inc. (a)	148,760	2,853,217
TeleCommunication Systems, Inc. - Class A (a)	28,460	64,604
TeleNav, Inc. (a)	222,475	1,446,088
TIBCO Software, Inc. (a)	12,030	256,119
TiVo, Inc. (a)	17,404	215,636
VASCO Data Security International, Inc. (a)	16,586	123,897
Verint Systems, Inc. (a) (b)	47,726	2,168,670
XRS Corporation (a)	71	190
		29,519,687
Materials - 6.0%
Chemicals - 1.8%
A. Schulman, Inc.	49,816	1,692,249
Advanced Emissions Solutions, Inc. (a)	4,849	242,111
Arabian American Development Company (a)	73,602	839,063
Ashland, Inc.	482	44,734
Axiall Corporation (b)	63,592	2,537,321
BioAmber, Inc. (a)	1,859	22,773
Cabot Corporation (b)	32,146	1,564,546
Calgon Carbon Corporation (a)	11,108	225,603
Chase Corporation	3,883	122,780
Chemtura Corporation (a)	6,685	167,660
CVR Partners, L.P.	30,968	550,301
Eastman Chemical Company	795	61,978
Ferro Corporation (a)	39,344	494,947
FutureFuel Corporation (b)	52,218	854,286
H.B. Fuller Company (b)	47,120	2,194,850
Hawkins, Inc.	1,636	57,604
Huntsman Corporation	22,885	501,639
Innophos Holdings, Inc.	4,583	213,889
Koppers Holdings, Inc. (b)	13,117	518,121
Kraton Performance Polymers, Inc. (a) (b)	99,295	2,483,368
Landec Corporation (a)	6,720	72,240
LSB Industries, Inc. (a) (b)	30,584	1,012,636
Marrone Bio Innovations, Inc. (a)	758	12,045
Material Sciences Corporation (a)	26,767	339,138
OM Group, Inc. (a)	111	3,590
OMNOVA Solutions, Inc. (a)	73,951	668,517
PetroLogistics, L.P.	16,917	193,700
PolyOne Corporation	24,269	863,006
Potash Corporation of Saskatchewan, Inc.	6,796	212,851
Quaker Chemical Corporation	12,610	871,477
Rentech Nitrogen Partners, L.P.	11,267	203,482
Rockwood Holdings, Inc.	6,434	440,922
RPM International, Inc.	1,273	50,500
Scotts Miracle-Gro Company (The) - Class A	1,909	113,375

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Chemicals - 1.8% (Continued)
Senomyx, Inc. (a)	102,446	$813,421
Sensient Technologies Corporation	15,331	749,993
Stepan Company	12,164	771,076
Taminco Corporation (a)	19,521	392,567
Tredegar Corporation	19,567	485,066
Westlake Chemical Corporation	2,527	307,132
Zep, Inc.	14,018	224,849
		24,191,406
Construction Materials - 0.6%
CaesarStone Sdot-Yam Ltd.	12,581	570,171
Headwaters, Inc. (a)	225,551	2,508,127
Texas Industries, Inc. (a) (b)	43,752	3,291,025
United States Lime & Minerals, Inc. (a)	17,054	930,296
US Concrete, Inc. (a)	19,862	450,073
		7,749,692
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	3,995	175,940
Ball Corporation	1,719	87,996
Berry Plastics Group, Inc. (a) (b)	158,812	3,541,507
Greif, Inc. - Class A	1,003	50,782
Myers Industries, Inc.	15,061	288,418
Owens-Illinois, Inc. (a)	4,533	145,237
Rock-Tenn Company - Class A	3,131	317,734
Silgan Holdings, Inc.	46,660	2,138,428
UFP Technologies, Inc. (a)	643	16,474
		6,762,516
Metals & Mining - 2.3%
AK Steel Holding Corporation (a)	339,143	2,397,741
Alamos Gold, Inc.	91,571	839,706
Alcoa, Inc.	12,930	148,824
Alexco Resource Corporation (a) (b)	110,673	177,077
Almaden Minerals Ltd. (a) (b)	38,442	52,281
Asanko Gold, Inc. (a) (b)	67,445	118,703
AuRico Gold, Inc.	119,669	549,281
B2Gold Corporation (a)	79,112	184,331
Barrick Gold Corporation	19,904	383,749
Carpenter Technology Corporation (b)	35,186	2,044,658
Century Aluminum Company (a)	148,012	1,727,300
Charles & Colvard Ltd. (a)	2,879	11,286
Commercial Metals Company (b)	141,791	2,702,536
Constellium N.V. - Class A (a)	4,464	115,662
Dominion Diamond Corporation (a) (b)	44,250	642,952
Eldorado Gold Corporation	35,728	226,158
Endeavour Silver Corporation (a) (b)	191,855	832,651
Energy Fuels, Inc. (a)	9,057	71,460
Entrée Gold, Inc. (a) (b)	4,929	1,627
Exeter Resource Corporation (a) (b)	135,863	84,914
First Majestic Silver Corporation (a)	57,889	604,361
Fortuna Silver Mines, Inc. (a)	128,948	466,792
Franco-Nevada Corporation	1,907	92,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Metals & Mining - 2.3% (Continued)
Globe Specialty Metals, Inc.	10,189	$178,104
Goldcorp, Inc.	6,294	156,658
Great Panther Silver Ltd. (a)	121,977	100,021
Handy & Harman Ltd. (a)	973	18,993
Haynes International, Inc.	14,642	748,792
Hi-Crush Partners, L.P.	23	839
IAMGOLD Corporation (b)	224,235	818,458
International Tower Hill Mines Ltd. (a)	2,392	1,447
Kinross Gold Corporation	62,974	288,421
MAG Silver Corporation (a)	4,068	25,100
Materion Corporation	16,238	431,444
McEwen Mining, Inc. (a)	5,279	13,725
Mesabi Trust	3,836	77,065
Minco Gold Corporation (a)	46,341	19,370
Mines Management, Inc. (a)	11,940	9,194
Nevsun Resources Ltd. (b)	419,790	1,536,431
New Gold, Inc. (a)	25,969	149,062
Newmont Mining Corporation	7,823	168,977
Noranda Aluminum Holding Corporation (b)	677,699	2,209,299
Northern Dynasty Minerals Ltd. (a) (b)	45,333	61,200
NovaGold Resources, Inc. (a)	182,248	530,342
Pan American Silver Corporation	22,094	278,384
Platinum Group Metals Ltd. (a)	106,771	122,787
Pretium Resources, Inc. (a)	57,687	339,200
Primero Mining Corporation (a)	118,582	665,245
Quest Rare Minerals Ltd. (a)	81,593	37,533
Rare Element Resources Ltd. (a)	310,886	469,438
Reliance Steel & Aluminum Company	1,712	119,754
Richmont Mines, Inc. (a) (b)	95,398	142,143
Rio Alto Mining Ltd. (a)	20,318	40,026
Rubicon Minerals Corporation (a)	69,868	88,732
Sandstorm Gold Ltd. (a)	146,547	734,200
Silver Standard Resources, Inc. (a)	18,811	147,290
Silver Wheaton Corporation	7,664	166,385
Silvercorp Metals, Inc.	297,918	762,670
SilverCrest Mines, Inc. (a)	4,933	9,126
Steel Dynamics, Inc.	21,740	358,710
SunCoke Energy Partners, L.P.	163	4,707
SunCoke Energy, Inc. (a)	12,759	282,995
Sutor Technology Group Ltd. (a)	30,984	61,348
Tahoe Resources, Inc. (a)	2,617	46,583
Taseko Mines Ltd. (a) (b)	979,017	2,006,985
Turquoise Hill Resources Ltd. (a)	50,509	177,287
U.S. Energy Corporation (a)	106,642	359,384
Yamana Gold, Inc.	89,175	835,570
		30,275,868
Paper & Forest Products - 0.8%
Boise Cascade Company (a)	12,267	374,021
Clearwater Paper Corporation (a)	3,729	212,366
Deltic Timber Corporation	4,552	292,739

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Paper & Forest Products - 0.8% (Continued)
KapStone Paper and Packaging Corporation (a) (b)	94,792	$2,651,332
Neenah Paper, Inc. (b)	39,265	1,705,672
P.H. Glatfelter Company (b)	107,570	3,333,594
Schweitzer-Mauduit International, Inc.	34,991	1,614,135
		10,183,859
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
8x8, Inc. (a)	21,250	215,475
Alaska Communications Systems Group, Inc. (a) (b)	513,813	1,120,112
Atlantic Tele-Network, Inc.	7,384	430,118
BCE, Inc.	2,204	92,502
Cbeyond, Inc. (a)	20,499	148,823
Cincinnati Bell, Inc. (a) (b)	137,120	474,435
Consolidated Communications Holdings, Inc.	16,410	321,308
Fairpoint Communications, Inc. (a)	16,641	213,171
General Communication, Inc. - Class A (a) (b)	168,151	1,636,109
HickoryTech Corporation	8,410	120,347
IDT Corporation - Class B (b)	66,792	1,135,464
inContact, Inc. (a)	31,968	280,679
Inteliquent, Inc.	7,969	92,441
Intelsat S.A. (a)	1,553	31,029
Level 3 Communications, Inc. (a)	1,527	49,017
Lumos Networks Corporation	25,982	493,918
Premiere Global Services, Inc. (a) (b)	87,506	953,816
Straight Path Communications, Inc. - Class B (a) (b)	9,617	79,244
Towerstream Corporation (a)	38,498	109,334
Vonage Holdings Corporation (a) (b)	659,953	3,042,383
Windstream Holdings, Inc.	28,829	215,641
		11,255,366
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (b)	31,826	397,507
RingCentral, Inc. - Class A (a)	177	3,230
Shenandoah Telecommunications Company	12,932	324,593
Sprint Corporation (a)	8,888	73,504
USA Mobility, Inc.	23,208	330,946
		1,129,780
Utilities - 0.9%
Electric Utilities - 0.4%
ALLETE, Inc.	2,994	149,640
Brookfield Infrastructure Partners, L.P.	3,635	133,732
Cleco Corporation	22,675	1,107,900
Edison International	2,554	123,001
El Paso Electric Company (b)	7,577	276,030
FirstEnergy Corporation	4,964	156,316
Hawaiian Electric Industries, Inc.	218	5,672
MGE Energy, Inc.	866	49,310
OGE Energy Corporation	16,041	546,517
Pepco Holdings, Inc.	3,074	59,728
Pinnacle West Capital Corporation	5,257	276,676
PNM Resources, Inc.	48,694	1,200,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.5% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Electric Utilities - 0.4% (Continued)
Unitil Corporation	12,332	$375,386
UNS Energy Corporation	16,873	1,010,355
Xcel Energy, Inc.	4,615	133,420
		5,603,990
Gas Utilities - 0.1%
Chesapeake Utilities Corporation	6,516	383,467
Gas Natural, Inc.	7	64
New Jersey Resources Corporation	13,459	613,730
Piedmont Natural Gas Company, Inc.	7,864	259,669
South Jersey Industries, Inc.	4,038	215,387
Southwest Gas Corporation	3,546	190,527
UGI Corporation	8,880	385,303
		2,048,147
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corporation	96,646	256,112
Calpine Corporation (a)	6,931	131,550
Genie Energy Ltd. - Class B (a)	8,095	80,950
Pattern Energy Group, Inc.	15,576	434,415
Synthesis Energy Systems, Inc. (a) (b)	181,040	195,523
		1,098,550
Multi-Utilities - 0.1%
Ameren Corporation	6,644	251,409
CMS Energy Corporation	4,029	111,966
Consolidated Edison, Inc.	564	30,687
SCANA Corporation	1,708	80,737
TECO Energy, Inc.	6,991	114,513
Vectren Corporation	15,771	575,957
		1,165,269
Water Utilities - 0.2%
American States Water Company	8,300	235,720
Aqua America, Inc.	4,717	112,972
California Water Service Group (b)	58,802	1,369,499
Connecticut Water Service, Inc.	6,539	220,364
Middlesex Water Company	11,718	233,188
SJW Corporation	5,900	168,799
Tri-Tech Holding, Inc. (a) (b) (c)	2,872	2,887
		2,343,429

Total Common Stocks (Cost $1,043,512,812)		$1,150,775,290

PREFERRED STOCKS - 0.2%	Shares	Value
Beazer Homes USA, Inc., 7.500%, CV	3,895	$134,728
Dominion Resources, Inc., Series A, 6.125%, CV	8,408	470,259
Dominion Resources, Inc., Series B, 6.000%, CV	5,324	298,304
MetLife, Inc., 5.000%, CV	25,322	738,136
NextEra Energy, Inc., 5.799%, CV	3,059	162,127
Total Preferred Stocks (Cost $1,681,830)		$1,803,554

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.3%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	154,310	$890,369
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	7,672	94,826
Aberdeen Greater China Fund, Inc. (a)	284	2,655
Aberdeen Indonesia Fund, Inc.	33,044	260,387
Aberdeen Israel Fund, Inc.	5,595	92,877
Aberdeen Singapore Fund, Inc.	7,537	89,916
Adams Express Company (The)	72,087	898,204
Advent/Claymore Global Convertible Securities & Income Fund	4	30
Alliance New York Municipal Income Fund, Inc.	13,297	162,356
AllianzGI Equity & Convertible Income Fund	84,611	1,584,764
Alpine Global Dynamic Dividend Fund	29,771	282,825
Alpine Total Dynamic Dividend Fund	198,388	1,600,991
Asia Pacific Fund, Inc. (The) (a)	20,300	199,549
Asia Tigers Fund, Inc. (The)	6,040	64,266
BlackRock Build America Bond Trust	81,842	1,597,556
BlackRock Core Bond Trust	1,601	20,893
BlackRock Corporate High Yield Fund VI, Inc.	8,070	96,840
BlackRock Credit Allocation Income Trust IV	123,744	1,600,010
BlackRock Energy and Resources Trust	67,894	1,565,636
BlackRock Enhanced Capital and Income Fund	83,608	1,118,675
BlackRock Enhanced Equity Dividend Trust	75,407	579,880
BlackRock Global Opportunities Equity Trust	44,518	640,614
BlackRock Income Trust, Inc.	3,967	25,865
BlackRock International Growth & Income Trust	175,402	1,380,414
BlackRock Massachusetts Tax-Exempt Trust	264	3,221
BlackRock Muni Intermediate Duration Fund, Inc.	35,122	499,786
BlackRock Muni New York Intermediate Duration Fund, Inc.	11,688	155,567
BlackRock Municipal Bond Investment Trust	4,825	67,068
BlackRock Municipal Income Investment Quality Trust	14,182	191,315
BlackRock Municipal Income Investment Trust	7,011	92,054
BlackRock MuniHoldings California Quality Fund, Inc.	49,852	684,966
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	33,273	450,516
BlackRock MuniHoldings New York Insured Fund, Inc.	17,700	229,215
BlackRock MuniHoldings Quality Fund II, Inc.	13,424	169,948
BlackRock MuniYield California Quality Fund, Inc.	38,860	550,646
BlackRock MuniYield Michigan Quality Fund II, Inc.	40,840	486,404
BlackRock MuniYield Michigan Quality Fund, Inc.	31,383	410,803
BlackRock MuniYield New Jersey Quality Fund, Inc.	27,296	366,312
BlackRock MuniYield Pennsylvania Quality Fund	42,545	565,423
BlackRock New Jersey Municipal Bond Trust	3,517	48,288
BlackRock New Jersey Municipal Income Trust	12,221	165,961
BlackRock New York Municipal Bond Trust	288	3,810
BlackRock New York Municipal Income Quality Trust	2,625	33,075
BlackRock Pennsylvania Strategic Municipal Trust	600	7,314
BlackRock Real Asset Equity Trust	156,819	1,321,984
BlackRock Resources & Commodities Strategy Trust	78,183	870,177
BlackRock S&P Quality Rankings Global Equity Managed Trust	3,117	38,838
BlackRock Utility and Infrastructure Trust	1	18
Boulder Growth & Income Fund, Inc.	44,582	341,498

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.3% (Continued)	Shares	Value
Boulder Total Return Fund, Inc. (a)	20,157	$441,640
Brookfield Global Listed Infrastructure Income Fund, Inc.	50,797	977,334
Calamos Global Dynamic Income Fund	75,888	662,502
Central Europe & Russia Fund, Inc. (The)	9,567	260,892
Central Securities Corporation	4,665	98,478
China Fund, Inc. (The)	55,116	1,074,211
Clough Global Opportunities Fund	3,656	46,066
Cohen & Steers Closed-End Opportunity Fund, Inc.	80,967	1,006,420
Cohen & Steers Global Income Builder, Inc.	32,724	356,364
Cohen & Steers Infrastructure Fund, Inc.	78,221	1,598,837
Cohen & Steers REIT and Preferred Income Fund, Inc.	13,017	209,834
Cohen & Steers Select Preferred and Income Fund, Inc.	15,957	385,202
Cutwater Select Income Fund	11,966	220,782
Delaware Enhanced Global Dividend and Income Fund	28,396	333,085
Delaware Investments Colorado Municipal Income Fund, Inc.	6,718	86,931
Delaware Investments Dividend & Income Fund, Inc.	9,000	82,080
Delaware Investments Minnesota Municipal Income Fund II	5,188	66,562
Delaware Investments National Municipal Income Fund	6,630	80,488
Denali Fund (The)	50	963
DTF Tax-Free Income, Inc.	11,874	172,292
Duff & Phelps Global Utility Income Fund, Inc.	56,951	1,059,289
DWS Global High Income Fund, Inc.	991	7,938
DWS High Income Opportunities Fund, Inc.	47,919	679,971
DWS Strategic Income Trust	11,033	138,905
Eagle Capital Growth Fund, Inc.	11,114	83,466
Eaton Vance California Municipal Bond Fund	46,297	491,211
Eaton Vance Massachusetts Municipal Bond Fund	162	2,130
Eaton Vance Michigan Municipal Bond Fund	4,187	50,705
Eaton Vance Michigan Municipal Income Trust	7,816	90,666
Eaton Vance Municipal Bond Fund	122,234	1,442,361
Eaton Vance National Municipal Opportunities Trust	24,808	476,810
Eaton Vance New Jersey Municipal Bond Fund	2,800	33,992
Eaton Vance New Jersey Municipal Income Trust	2,864	34,740
Eaton Vance New York Municipal Bond Fund	39,504	460,222
Eaton Vance New York Municipal Bond Fund 2	692	7,979
Eaton Vance Ohio Municipal Bond Fund	6,618	75,975
Eaton Vance Ohio Municipal Income Trust	1,711	21,986
Eaton Vance Pennsylvania Municipal Bond Fund	786	9,424
Eaton Vance Pennsylvania Municipal Income Trust	4,966	57,159
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	12,344	143,684
Ellsworth Fund Ltd.	19,204	157,473
Engex, Inc. (a)	633	2,057
First Opportunity Fund, Inc.	8,567	77,531
First Trust Dividend and Income Fund	13,878	115,326
First Trust Energy Infrastructure Fund	3,426	70,062
First Trust/Aberdeen Emerging Opportunity Fund	19,954	344,007
Firsthand Technology Value Fund, Inc. (a)	34,506	826,764
Franklin Templeton Limited Duration Income Trust	24	312
Gabelli Dividend & Income Trust	39,925	828,444
Gabelli Healthcare & WellnessRx Trust (The)	2,502	25,345

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.3% (Continued)	Shares	Value
GDL Fund (The)	22,747	$249,990
General American Investors Company, Inc.	37,653	1,261,376
Global High Income Fund, Inc.	85,443	810,000
Guggenheim Equal Weight Enhanced Equity Income Fund	18,064	322,623
H&Q Life Sciences Investors	349	7,409
Helios Multi-Sector High Income Fund, Inc.	1	1
India Fund, Inc.	32,515	622,662
ING Asia Pacific High Dividend Equity Income Fund	16,829	198,750
ING Emerging Markets High Dividend Equity Fund	23,176	255,168
ING Infrastructure, Industrials and Materials Fund	40,020	650,325
Invesco Municipal Opportunity Trust	72,796	883,015
Invesco Value Municipal Income Trust	1	13
Invesco Van Kampen Bond Fund	4,277	76,729
Invesco Van Kampen California Value Municipal Income Trust	33,540	395,101
Japan Equity Fund, Inc. (The)	3,226	21,195
Japan Smaller Capitalization Fund, Inc.	62,184	544,732
John Hancock Tax-Advantaged Dividend Income Fund	30,119	558,707
Kayne Anderson Energy Total Return Fund, Inc.	21,667	587,176
Kayne Anderson Midstream/Energy Fund, Inc.	10,879	372,606
Korea Equity Fund, Inc. (a)	17,018	133,251
Lazard Global Total Return & Income Fund, Inc.	11,547	189,371
Lazard World Dividend & Income Fund, Inc.	34,252	458,977
Liberty All-Star Equity Fund	143,880	810,044
Liberty All-Star Growth Fund, Inc.	27,312	142,022
LMP Capital and Income Fund, Inc.	28,598	437,263
LMP Real Estate Income Fund, Inc.	19,396	200,167
Madison Strategic Sector Premium Fund	2,700	31,914
Madison/Claymore Covered Call & Equity Strategy Fund	59,088	479,204
Managed Duration Investment Grade Municipal Fund	16,318	210,339
MFS Charter Income Trust	27,255	244,477
MFS InterMarket Income Trust I	280	2,282
MFS Intermediate High Income Fund	6,042	17,038
MFS Investment Grade Municipal Trust	20,423	180,948
MFS Multimarket Income Trust	131,506	839,008
MFS Municipal Income Trust	4,285	27,167
Morgan Stanley Asia-Pacific Fund, Inc.	4,314	67,989
Morgan Stanley Eastern Europe Fund, Inc.	2,324	43,621
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,608	733,413
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	133,388	1,597,988
Morgan Stanley Emerging Markets Fund, Inc.	8,114	116,923
Morgan Stanley Income Securities, Inc.	240	4,104
Neuberger Berman Real Estate Securities Income Fund, Inc.	195,988	881,946
New America High Income Fund, Inc.	5,719	54,788
New Ireland Fund, Inc. (The)	9,548	121,928
Nuveen AMT-Free Municipal Income Fund	1	12
Nuveen Arizona Premium Income Municipal Fund, Inc.	29,550	373,217
Nuveen Build America Bond Opportunity Fund	19,578	393,518
Nuveen Build America Bond Term Fund	7,579	144,683
Nuveen California AMT-Free Municipal Income Fund	16,491	212,239
Nuveen California Dividend Advantage Municipal Fund 3	56,869	675,035
Nuveen California Premium Income Municipal Fund	9,033	121,313
Nuveen Connecticut Premium Income Municipal Fund	46,984	563,338

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.3% (Continued)	Shares	Value
Nuveen Diversified Commodity Fund	5,797	$89,622
Nuveen Diversified Dividend and Income Fund	7,771	86,569
Nuveen Dividend Advantage Municipal Fund 2	758	10,218
Nuveen Dividend Advantage Municipal Fund 3	103,549	1,335,782
Nuveen Dividend Advantage Municipal Income Fund	83,822	1,092,201
Nuveen Georgia Dividend Advantage Municipal Fund 2	16,892	204,900
Nuveen Global Equity Income Fund	40,094	502,378
Nuveen Global Government Enhanced Income Fund	27,645	304,371
Nuveen Intermediate Duration Municipal Term Fund	2	24
Nuveen Intermediate Duration Quality Municipal Term Fund	500	5,975
Nuveen Maryland Premium Income Municipal Fund	51,704	634,408
Nuveen Massachusetts AMT-Free Municipal Income Fund	7,391	90,318
Nuveen Massachusetts Dividend Advantage Municipal Fund	4,997	63,312
Nuveen Massachusetts Premium Income Municipal Fund	36	457
Nuveen Michigan Quality Income Municipal Fund, Inc.	26,529	347,795
Nuveen Multi-Currency Short-Term Government Income Fund	161,372	1,583,059
Nuveen Municipal Advantage Fund	92,000	1,185,880
Nuveen Municipal Market Opportunity Fund	658	8,324
Nuveen Municipal Opportunity Fund, Inc.	14,917	203,617
Nuveen New Jersey Dividend Advantage Municipal Fund	4,176	54,246
Nuveen New Jersey Dividend Advantage Municipal Fund 2	14,857	187,198
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	38,172	503,489
Nuveen New Jersey Municipal Value Fund	4,575	63,684
Nuveen New Jersey Premium Income Municipal Fund, Inc.	24,371	328,034
Nuveen New York AMT-Free Municipal Income Fund	20,488	257,944
Nuveen New York Dividend Advantage Municipal Fund 2	100	1,299
Nuveen New York Municipal Value Fund 2	4,080	56,794
Nuveen North Carolina Premium Income Municipal Fund	51,733	642,524
Nuveen Ohio Quality Income Municipal Fund	19,250	279,318
Nuveen Pennsylvania Dividend Advantage Municipal Fund	7,065	90,008
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	1,092	13,716
Nuveen Pennsylvania Investment Quality Municipal Fund	1,635	21,337
Nuveen Pennsylvania Municipal Value Fund	2,933	41,121
Nuveen Pennsylvania Premium Income Municipal Fund 2	4,740	59,914
Nuveen Premium Income Municipal Fund 2	1	2
Nuveen Premium Income Municipal Fund 4	100	1,240
Nuveen Quality Municipal Fund, Inc.	50,079	632,999
Nuveen Quality Preferred Income Fund 3	14,155	113,523
Nuveen Select Quality Municipal Fund	4,432	58,281
Nuveen Tax-Advantaged Dividend Growth Fund	15,914	235,686
Nuveen Tax-Advantaged Total Return Strategy Fund	2,579	33,501
Nuveen Texas Quality Income Municipal Fund	12,957	172,846
Petroleum & Resources Corporation	32,976	854,738
Putnam Premier Income Trust	6,542	35,261
RENN Global Entrepreneurs Fund, Inc. (a)	6,155	8,740
RMR Real Estate Income Fund	38,987	686,172
Royce Focus Trust, Inc.	10,697	78,623
Royce Micro-Cap Trust, Inc.	45,919	547,354
Royce Value Trust, Inc.	86,222	1,314,023
Source Capital, Inc.	80	5,150
Special Opportunities Fund, Inc.	71,534	1,135,960
Strategic Global Income Fund, Inc.	33,391	297,514

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 6.3% (Continued)	Shares	Value
Templeton Dragon Fund, Inc.	44,616	$1,044,461
Templeton Emerging Markets Fund	93,109	1,478,571
Tortoise Pipeline & Energy Fund, Inc.	6,138	170,023
Tortoise Power and Energy Infrastructure Fund, Inc.	2,100	52,857
Transamerica Income Shares, Inc.	100	2,079
Tri-Continental Corporation	44,327	852,851
Virtus Total Return Fund	9,300	36,642
Wells Fargo Advantage Global Dividend Opportunity Fund	137,898	994,245
Western Asset Emerging Markets Debt Fund, Inc.	83,303	1,378,665
Western Asset Emerging Markets Income Fund, Inc.	80,534	924,530
Western Asset Global High Income Fund, Inc.	24,315	293,968
Western Asset Income Fund	1,500	19,695
Western Asset Municipal High Income Fund, Inc.	26,278	182,107
Western Asset Municipal Partners Fund, Inc.	13,355	190,709
Western Asset Variable Rate Strategic Fund, Inc.	3,809	65,401
Western Asset Worldwide Income Fund, Inc.	26,526	310,619
Western Asset/Claymore Inflation-Linked Securities & Income Fund	394	4,523
Zweig Fund, Inc. (The)	97,181	1,370,252
Total Other Investments (Cost $83,071,616)		$82,842,254

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,915

MONEY MARKET FUNDS - 3.7%	Shares	Value
Federated Government Obligations Fund - Institutional Class (b), 0.01% (e)	44,717,530	$44,717,530
UMB Money Market Fiduciary (b), 0.01% (e)	4,209,487	4,209,487
Total Money Market Funds (Cost $48,927,017)		$48,927,017

Total Investments at Value - 97.7% (Cost $1,177,193,275)		$1,284,351,030
Other Assets in Excess of Liabilities - 2.3%		30,486,098

Net Assets - 100.0%		$1,314,837,128

ADR - American Depositary Receipt.
CV - Convertible Security.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $5,211 at January 31, 2014, representing less than 0.1% of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2014 (Unaudited)

COMMON STOCKS - 68.5%	Shares	Value
Consumer Discretionary - 8.4%
Auto Components - 0.4%
Ballard Power Systems, Inc.	365,038	$773,880
BorgWarner, Inc.	4,538	243,691
China XD Plastics Company Ltd.	38,345	179,838
Dana Holding Corporation	4,463	84,440
Gentex Corporation	4,154	134,548
Motorcar Parts of America, Inc.	13,993	281,679
Quantum Fuel Systems Technologies Worldwide, Inc.	406,500	3,495,900
SORL Auto Parts, Inc.	5,192	21,443
Tenneco Automotive, Inc.	8,615	489,677
Visteon Corporation	730	59,137
		5,764,233
Automobiles - 0.7%
Kandi Technologies Group, Inc.	705,631	8,439,347
Tesla Motors, Inc.	2,409	437,017
Thor Industries, Inc.	1,722	88,459
		8,964,823
Diversified Consumer Services - 0.5%
Capella Education Company	507	31,632
Career Education Corporation	90,710	493,462
Corinthian Colleges, Inc.	117,289	172,415
Education Management Corporation	21,242	147,207
ITT Educational Services, Inc.	34,865	1,025,031
JTH Holding, Inc. - Class A	208	5,445
K12, Inc.	17,013	373,435
Matthews International Corporation - Class A	6,042	256,906
Outerwall, Inc.	34,160	2,196,830
Regis Corporation	5,842	72,032
StoneMor Partners, L.P.	58,891	1,553,545
		6,327,940
Hotels, Restaurants & Leisure - 0.5%
BJ's Restaurants, Inc.	17,663	500,923
Carnival Corporation	7,854	307,798
Choice Hotels International, Inc.	7,252	351,940
Churchill Downs, Inc.	1,745	155,497
Empire Resorts, Inc.	3,265	19,786
Extended Stay America, Inc.	508	12,929
Famous Dave's of America, Inc.	355	5,968
Good Times Restaurants, Inc.	4,543	13,765
Iao Kun Group Holding Company Ltd.	19,182	55,628
International Speedway Corporation - Class A	2,064	69,289
Jamba, Inc.	9,103	116,245
Life Time Fitness, Inc.	18,770	772,573
Morgans Hotel Group Company	35,819	277,955
Multimedia Games Holding Company, Inc.	12,330	391,601
Noodles & Company	33,003	1,199,659
PokerTek, Inc.	976	1,103
Potbelly Corporation	7,959	180,431
Red Lion Hotels Corporation	7,896	45,797
Red Robin Gourmet Burgers, Inc.	11,494	740,558
Ruby Tuesday, Inc.	284	1,590
Ryman Hospitality Properties, Inc.	28,090	1,161,802

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Consumer Discretionary - 8.4% (Continued)
Hotels, Restaurants & Leisure - 0.5% (Continued)
Starbucks Corporation	2,654	$188,752
Vail Resorts, Inc.	2,836	193,273
		6,764,862
Household Durables - 1.1%
Beazer Homes USA, Inc.	38,059	856,708
Blyth, Inc.	312,428	2,930,575
Comstock Homebuilding Companies, Inc.	60,499	114,343
D.R. Horton, Inc.	21,385	502,120
Ethan Allen Interiors, Inc.	36,042	909,700
Garmin Ltd.	7,836	353,012
KB Home	125,068	2,418,815
Lennar Corporation - Class A	11,788	473,406
M/I Homes, Inc.	48,915	1,202,820
Mad Catz Interactive, Inc.	177,165	82,789
MDC Holdings, Inc.	38,545	1,190,655
Ryland Group, Inc. (The)	38,809	1,732,434
SodaStream International Ltd.	29,603	1,082,286
Stanley Black & Decker, Inc.	761	58,901
Toll Brothers, Inc.	5,135	188,711
TRI Pointe Homes, Inc.	23,672	417,574
William Lyon Homes - Class A	3,300	79,431
		14,594,280
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	21,943	944,866
E-Commerce China Dangdang, Inc. - Class A - ADR	18,831	177,576
Expedia, Inc.	956	62,121
LightInTheBox Holding Company Ltd. - ADR	28,600	280,566
Mecox Lane Ltd. - ADR	3,054	12,399
NutriSystem, Inc.	41,469	589,689
Orbitz Worldwide, Inc.	81,868	589,450
Overstock.com, Inc.	1,724	36,308
PetMed Express, Inc.	212,592	2,812,592
Shutterfly, Inc.	9,884	468,106
		5,973,673
Leisure Equipment & Products - 1.2%
Black Diamond, Inc.	150,640	1,604,316
Eastman Kodak Company	25,609	721,406
Hasbro, Inc.	3,240	159,149
JAKKS Pacific, Inc.	468,941	2,701,100
LeapFrog Enterprises, Inc.	348,479	2,481,170
Smith & Wesson Holding Corporation	154,692	2,024,918
Sturm Ruger & Company, Inc.	87,424	6,659,086
		16,351,145
Media - 0.5%
Central European Media Enterprises Ltd. - Class A	7,954	23,623
China Yida Holding Company	463	2,153
Dex Media, Inc.	138,170	837,310
DreamWorks Animation SKG, Inc. - Class A	27,075	913,511
Entercom Communications Corporation - Class A	18,259	172,182
Lamar Advertising Company - Class A	7,186	349,671
Liberty Global plc - Class A	702	56,111
Liberty Media Corporation - Class A	1,209	159,092

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Consumer Discretionary - 8.4% (Continued)
Media - 0.5% (Continued)
McClatchy Company (The) - Class A	138,320	$630,739
McGraw-Hill Companies, Inc. (The)	1,460	111,018
Media General, Inc.	6,575	117,232
Meredith Corporation	5,311	243,138
New York Times Company (The) - Class A	31,903	451,108
News Corporation - Class B	5,528	86,292
Pandora Media, Inc.	3,197	115,316
Radio One, Inc. - Class D	49,091	270,001
ReachLocal, Inc.	31,767	412,336
RRSat Global Communcations Network Ltd.	489	4,279
SFX Entertainment, Inc.	64,997	604,472
Thomson Reuters Corporation	5,886	212,249
Tiger Media, Inc.	586	709
VisionChina Media, Inc. - ADR	38,511	985,882
		6,758,424
Multiline Retail - 0.5%
Big Lots, Inc.	53,204	1,425,335
Bon-Ton Stores, Inc. (The)	8,088	86,946
J. C. Penney Company, Inc.	583,180	3,452,426
Sears Canada, Inc.	4,200	49,022
Sears Holdings Corporation	29,043	1,056,294
Tuesday Morning Corporation	48,451	636,646
		6,706,669
Specialty Retail - 1.9%
Abercrombie & Fitch Company - Class A	76,109	2,692,736
Aéropostale, Inc.	298,022	2,101,055
America's Car-Mart, Inc.	17,060	657,663
bebe stores, inc.	35,878	178,314
Birks Group, Inc.	62	77
Books-A-Million, Inc.	9,501	21,947
Buckle, Inc. (The)	11,585	513,447
Cabela's, Inc.	8,778	586,897
CarMax, Inc.	2,434	109,798
Children's Place Retail Stores, Inc. (The)	31,862	1,678,171
China Auto Logistics, Inc.	29,065	112,191
Coldwater Creek, Inc.	18,640	16,403
Conn's, Inc.	23,168	1,406,529
Destination XL Group, Inc.	45,760	246,189
Dick's Sporting Goods, Inc.	1,094	57,435
Finish Line, Inc. (The) - Class A	51,701	1,326,131
Francesca's Holdings Corporation	81,649	1,551,331
Group 1 Automotive, Inc.	353	21,579
hhgregg, Inc.	78,320	646,923
Hibbett Sports, Inc.	20,732	1,244,127
L Brands, Inc.	3,399	177,972
Monro Muffler Brake, Inc.	25,877	1,436,432
Office Depot, Inc.	339,924	1,662,228
RadioShack Corporation	253,379	608,110
Rent-A-Center, Inc.	41,947	1,046,158
Stage Stores, Inc.	123,068	2,412,133
Systemax, Inc.	1,238	14,002
Tile Shop Holdings, Inc. (The)	71,529	1,010,705

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Consumer Discretionary - 8.4% (Continued)
Specialty Retail - 1.9% (Continued)
Ulta Salon Cosmetics & Fragrance, Inc.	932	$79,882
Vitamin Shoppe, Inc.	33,408	1,497,347
Zale Corporation	14,625	221,130
		25,335,042
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc.	447,120	440,950
Deckers Outdoor Corporation	835	65,088
G-III Apparel Group Ltd.	12,630	883,721
Iconix Brand Group, Inc.	17,592	654,423
Jones Group, Inc. (The)	11,877	175,186
Kingold Jewelry, Inc.	76,075	145,303
Oxford Industries, Inc.	18,156	1,370,233
Perry Ellis International, Inc.	56,982	892,908
Quiksilver, Inc.	44,542	314,021
Vera Bradley, Inc.	99,193	2,382,616
		7,324,449
Consumer Staples - 1.8%
Beverages - 0.1%
Brown-Forman Corporation - Class B	6	462
Leading Brands, Inc.	31	121
National Beverage Corporation	806	16,708
Primo Water Corporation	148,471	421,658
Reed's, Inc.	57,271	416,933
Viña Concha y Toro S.A. - ADR	99	3,559
		859,441
Food & Staples Retailing - 0.4%
Alon Blue Square Israel Ltd. - ADR	300	1,185
Chefs' Warehouse, Inc. (The)	14,630	345,414
Fairway Group Holdings Corporation	14,860	174,605
Fresh Market, Inc. (The)	9,250	323,380
Liberator Medical Holdings, Inc.	51,222	255,086
Natural Grocers by Vitamin Cottage, Inc.	23,683	899,244
Pizza Inn Holdings, Inc.	37,559	237,748
Sprouts Farmers Market, Inc.	7,124	254,612
SUPERVALU, Inc.	270,423	1,563,045
Susser Holdings Corporation	15,234	928,969
Wal-Mart Stores, Inc.	833	62,208
		5,045,496
Food Products - 0.7%
AgFeed Industries, Inc.	50,970	13,252
Amira Nature Foods Ltd.	4,086	77,716
Annie's, Inc.	41,240	1,654,549
Boulder Brands, Inc.	102,131	1,464,559
Calavo Growers, Inc.	28,043	851,946
Campbell Soup Company	1,554	64,040
China Marine Food Group Ltd.	60,382	32,002
Coffee Holding Company, Inc.	55,483	282,408
ConAgra Foods, Inc.	3,277	104,176
Dean Foods Company	64,649	1,021,454
Diamond Foods, Inc.	85,978	2,266,380
Green Mountain Coffee Roasters, Inc.	7,208	583,848
Hormel Foods Corporation	4,579	208,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Consumer Staples - 1.8% (Continued)
Food Products - 0.7% (Continued)
Le Gaga Holdings Ltd. - ADR	6,429	$20,573
McCormick & Company, Inc.	1,610	103,330
S&W Seed Company	9,084	56,593
SkyPeople Fruit Juice, Inc.	21,636	40,027
Snyder's-Lance, Inc.	4,543	121,344
Tianli Agritech, Inc.	3,099	6,043
		8,972,310
Household Products - 0.0% (a)
Procter & Gamble Company (The)	1,578	120,906
WD-40 Company	6,317	434,168
		555,074
Personal Products - 0.3%
China-Biotics, Inc. (b)	535,616	696,301
Coty, Inc. - Class A	3,576	48,240
Female Health Company (The)	4,564	34,413
Herbalife Ltd.	11,225	722,553
Mannatech, Inc.	731	11,199
Medifast, Inc.	46,425	1,231,655
USANA Health Sciences, Inc.	30,216	1,809,032
		4,553,393
Tobacco - 0.3%
Star Scientific, Inc.	620,040	424,976
Universal Corporation	57,316	2,941,457
		3,366,433
Energy - 6.4%
Energy Equipment & Services - 0.8%
C&J Energy Services, Inc.	3,808	89,031
Cal Dive International, Inc.	989,480	1,622,747
CARBO Ceramics, Inc.	1,808	208,137
Diamond Offshore Drilling, Inc.	4,255	206,538
Dresser-Rand Group, Inc.	6,158	351,006
Exterran Holdings, Inc.	7,175	249,260
Geospace Technologies Corporation	13,873	1,103,181
McDermott International, Inc.	302,219	2,520,506
Mitcham Industries, Inc.	8,519	128,637
Newpark Resources, Inc.	103,366	1,174,238
Nuverra Environmental Solutions, Inc.	11,417	165,090
Recon Technology Ltd.	34,742	152,517
Seadrill Ltd.	5,783	206,511
TETRA Technologies, Inc.	8,004	82,601
TGC Industries, Inc.	2,136	13,905
Tidewater, Inc.	32,809	1,701,147
USA Compression Partners, L.P.	1,318	35,981
Vantage Drilling Company	272,379	443,978
		10,455,011
Oil, Gas & Consumable Fuels - 5.6%
Alliance Resource Partners, L.P.	1,392	114,701
Alon USA Energy, Inc.	152,593	2,397,236
Alon USA Partners, L.P.	52,109	800,394
Alpha Natural Resources, Inc.	83,810	476,041
American Midstream Partners, L.P.	2,389	63,332

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 5.6% (Continued)
Amyris, Inc.	249,673	$1,056,117
Andatee China Marine Fuel Services Corporation	3,577	5,544
Arc Logistics Partners, L.P.	900	18,909
Arch Coal, Inc.	12,805	54,293
Atlas Resource Partners, L.P.	8,133	182,667
Bill Barrett Corporation	126,789	3,551,360
BioFuel Energy Corporation	99,367	187,804
Blue Dolphin Energy Company	20,549	110,965
BP Prudhoe Bay Royalty Trust	1,289	100,516
BPZ Resources, Inc.	832,197	1,664,394
BreitBurn Energy Partners, L.P.	4,933	101,373
CAMAC Energy, Inc.	112,652	179,117
Capital Product Partners, L.P.	58,279	613,095
Cheniere Energy, Inc.	12,090	531,235
Chesapeake Granite Wash Trust	77,410	885,570
China Integrated Energy, Inc.	279,844	302,232
Clean Energy Fuels Corporation	155,766	1,858,288
Cobalt International Energy, Inc.	21,011	343,950
Contango Oil & Gas Company	1,261	52,912
CVR Energy, Inc.	12,922	479,277
Delek US Holdings, Inc.	40,923	1,239,967
ECA Marcellus Trust I	14,906	137,135
Enbridge Energy Management, LLC	67,876	1,916,818
Endeavour International Corporation	330,804	2,179,998
EXCO Resources, Inc.	321,714	1,650,393
Exxon Mobil Corporation	489	45,066
Frontline Ltd.	622,043	2,569,038
Gevo, Inc.	259,728	359,723
Global Partners, L.P.	12,445	501,160
Golar LNG Ltd.	52,386	1,860,227
Goodrich Petroleum Corporation	37,233	641,152
Gran Tierra Energy, Inc.	12,538	94,662
Green Plains Renewable Energy, Inc.	28,658	638,500
GreenHunter Resources, Inc.	54,806	57,546
Gulfport Energy Corporation	9,484	578,050
Halcon Resources Corporation	297,497	1,002,565
Harvest Natural Resources, Inc.	390,229	1,713,105
Hyperdynamics Corporation	119,696	727,752
InterOil Corporation	16,947	858,705
Isramco, Inc.	1,687	212,899
James River Coal Company	1,638,101	1,801,911
Kinder Morgan Management, LLC	10,787	814,316
KiOR, Inc. - Class A	185,534	220,785
Kosmos Energy, LLC	16,674	172,409
L & L Energy, Inc. (b)	528,332	443,799
LinnCo, LLC	60,079	1,933,943
Lucas Energy, Inc.	322,055	354,261
Marine Petroleum Trust	17	266
Midcoast Energy Partners, L.P.	464	9,744
Miller Energy Resources, Inc.	165,421	1,305,172
New Concept Energy, Inc.	8,231	14,898
NGL Energy Partners, L.P.	3,457	120,960

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 5.6% (Continued)
Niska Gas Storage Partners, LLC	3,822	$58,897
Nordic American Tankers Ltd.	170,107	1,860,971
North European Oil Royalty Trust	231	4,955
Northern Oil & Gas, Inc.	70,356	1,022,976
Northern Tier Energy, L.P.	34,748	858,276
Overseas Shipholding Group, Inc.	203,951	1,807,006
Oxford Resource Partners, L.P.	93,808	117,260
Pacific Ethanol, Inc.	439,780	3,096,051
Pembina Pipeline Corporation	3,721	127,630
PetroQuest Energy, Inc.	75,145	290,060
Pyramid Oil Company	16,582	93,357
Quicksilver Resources, Inc.	299,567	931,653
Royale Energy, Inc.	131,805	341,375
San Juan Basin Royalty Trust	114,368	1,993,434
Sanchez Energy Corporation	44,441	1,221,683
SandRidge Energy, Inc.	165,605	1,018,471
SandRidge Mississippian Trust I	48,977	457,935
Sino Clean Energy, Inc.	108,102	16,215
Solazyme, Inc.	397,832	5,159,881
Southcross Energy Partners, L.P.	360	6,422
Spectra Energy Partners, L.P.	3,409	151,019
Summit Midstream Partners, L.P.	15,381	584,632
Susser Petroleum Partners, L.P.	1,612	55,936
Teekay Offshore Partners, L.P.	3,412	107,410
Teekay Tankers Ltd. - Class A	156,997	533,790
Triangle Petroleum Corporation	122,855	934,927
Uranerz Energy Corporation	345,060	541,744
Uranium Energy Corporation	800,904	1,385,564
Uranium Resources, Inc.	191,743	623,165
Ur-Energy, Inc.	21,197	28,828
USEC, Inc.	147,821	671,107
Vanguard Natural Resources, LLC	34,234	1,033,182
Western Refining, Inc.	39,093	1,528,927
Whiting USA Trust I	514,414	3,148,214
Zion Oil & Gas, Inc.	229,903	326,462
		74,447,662
Financials - 9.7%
Capital Markets - 1.5%
Ares Capital Corporation	7,092	125,599
Arlington Asset Investment Corporation - Class A	2,061	54,101
Artisan Partners Asset Management, Inc. - Class A	1,301	82,509
BlackRock Kelso Capital Corporation	80,942	751,951
Calamos Asset Management, Inc. - Class A	7,634	87,562
Carlyle Group (The)	7,366	256,410
Cohen & Steers, Inc.	21,815	786,867
CorEnergy Infrastructure Trust, Inc.	10,635	71,255
Cowen Group, Inc. - Class A	201,293	821,275
Eaton Vance Corporation	2,492	94,870
Federated Investors, Inc. - Class B	80,717	2,170,480
Fidus Investment Corporation	82,976	1,723,412
Fortress Investment Group, LLC - Class A	11,757	97,230
Full Circle Capital Corporation	20,135	148,194

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Financials - 9.7% (Continued)
Capital Markets - 1.5% (Continued)
FXCM, Inc. - Class A	68,997	$1,182,609
Garrison Capital, Inc.	10,424	149,480
Gladstone Capital Corporation	34,095	336,518
Golub Capital BDC, Inc.	75,335	1,378,631
Greenhill & Company, Inc.	24,409	1,268,048
GSV Capital Corporation	100,642	1,343,571
Harvest Capital Credit Corporation	400	6,080
Horizon Technology Finance Corporation	3,753	54,306
INTL FCStone, Inc.	58,138	1,025,554
Investment Technology Group, Inc.	42,656	703,824
KCAP Financial, Inc.	121,218	966,107
Keating Capital, Inc.	1,400	8,484
Medley Capital Corporation	45,408	626,176
Och-Ziff Capital Management Group, LLC - Class A	17,148	239,729
PennantPark Floating Rate Capital Ltd.	330	4,604
Piper Jaffray Companies, Inc.	5,807	228,099
Prospect Capital Corporation	12,859	139,777
Rand Capital Corporation	487	1,534
RCS Capital Corporation - Class A	814	17,306
Safeguard Scientifics, Inc.	82,385	1,510,117
Solar Senior Capital Ltd.	975	17,618
TCP Capital Corporation	14,755	255,557
TICC Capital Corporation	59,678	605,732
		19,341,176
Commercial Banks - 3.2%
Arrow Financial Corporation	20,673	515,378
Athens Bancshares Corporation	675	13,466
BancFirst Corporation	2,507	135,453
BancorpSouth, Inc.	8,733	205,837
Bank of Hawaii Corporation	16,499	936,813
Bank of the Ozarks, Inc.	54,732	3,470,009
Banner Corporation	4,974	183,192
BB&T Corporation	4,088	152,932
Capital City Bank Group, Inc.	33	421
Cascade Bancorp	18,259	88,008
Cathay General Bancorp	38,369	901,672
Central Valley Community Bancorp	4	45
City Holding Company	56,386	2,515,943
Commerce Bancshares, Inc.	3,324	144,494
Community Bank System, Inc.	67,109	2,389,080
Community Trust Bancorp, Inc.	3,943	159,770
CommunityOne Bancorp	8,807	101,281
Cullen/Frost Bankers, Inc.	1,206	89,268
CVB Financial Corporation	22,947	342,369
DNB Financial Corporation	80	1,652
Fauquier Bankshares, Inc.	213	3,065
Fidelity Southern Corporation	16	225
First Financial Bancorporation	22,855	378,936
First Financial Bankshares, Inc.	38,159	2,334,186
First Horizon National Corporation	154,446	1,816,285
First United Corporation	400	3,168
First West Virginia Bancorp, Inc.	238	3,984

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Financials - 9.7% (Continued)
Commercial Banks - 3.2% (Continued)
FirstMerit Corporation	6,033	$122,772
FNB Corporation	88,405	1,046,715
Glacier Bancorp, Inc.	30,000	792,900
Hampton Roads Bankshares, Inc.	103,688	161,753
Heartland Financial USA, Inc.	4,796	120,811
Heritage Financial Corporation	31,652	539,034
Home BancShares, Inc.	17,745	547,256
Hudson Valley Holding Corporation	250	4,495
Independent Bank Corporation (Massachusetts)	33,664	1,217,290
Intervest Bancshares Corporation	7,703	57,618
Investors Bancorp, Inc.	14,648	371,620
Jacksonville Bancorp, Inc. (Florida)	183	2,035
Lakeland Bancorp, Inc.	32,096	361,722
Lakeland Financial Corporation	1,327	48,608
LCNB Corporation	493	8,682
M&T Bank Corporation	3,885	433,216
Macatawa Bank Corporation	12,622	66,897
National Bank of Greece S.A. - ADR	390,492	1,745,499
National Penn Bancshares, Inc.	839	8,709
Oak Valley Bancorp	578	6,358
Old Second Bancorp, Inc.	37,929	176,749
OptimumBank Holdings, Inc.	597	866
PacWest Bancorp	27,335	1,096,407
Park National Corporation	27,385	2,144,246
Park Sterling Corporation	10,143	68,465
Pinnacle Financial Partners, Inc.	64,207	2,095,717
Renasant Corporation	10,456	301,028
Republic Bancorp, Inc. - Class A	14,038	324,137
S&T Bancorp, Inc.	17,569	410,939
Signature Bank	892	108,878
Simmons First National Corporation - Class A	3,392	117,126
Southside Bancshares, Inc.	75,766	2,019,164
State Bank Financial Corporation	8,933	153,022
Sterling Bancorp	8,780	110,628
Taylor Capital Group, Inc.	4,249	94,880
TowneBank	53,150	799,376
TriCo Bancshares	124	3,070
Tristate Capital Holdings, Inc.	3,537	48,598
Trustmark Corporation	42,905	1,019,423
Umpqua Holdings Corporation	33,586	589,770
United Bancorp, Inc.	787	6,918
United Bankshares, Inc.	59,764	1,786,346
Valley National Bancorp	162,456	1,574,199
Washington Trust Bancorp, Inc.	3,624	119,375
Webster Financial Corporation	5,028	152,550
Westamerica Bancorporation	33,486	1,652,869
Woori Finance Holdings Company, Ltd. - ADR	198	6,718
		41,532,386
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	104,042	306,924
DFC Global Corporation	38,835	292,039
Encore Capital Group, Inc.	60,047	2,857,637

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Financials - 9.7% (Continued)
Consumer Finance - 0.6% (Continued)
EZCORP, Inc. - Class A	79,401	$871,823
Green Dot Corporation - Class A	82,118	1,849,297
JGWPT Holdings, Inc. - Class A	8,700	147,900
World Acceptance Corporation	16,076	1,538,312
		7,863,932
Diversified Financial Services - 0.2%
China Commercial Credit, Inc.	100	690
CME Group, Inc.	1,659	124,027
Consumer Portfolio Services, Inc.	55,837	475,173
Gain Capital Holdings, Inc.	212,843	1,892,174
Life Partners Holdings, Inc.	74,611	199,958
Manhattan Bridge Capital, Inc.	1,376	2,298
Moody's Corporation	3,235	241,266
		2,935,586
Insurance - 1.3%
American Equity Investment Life Holding Company	96,189	2,111,349
AmTrust Financial Services, Inc.	52,505	1,694,862
Arch Capital Group Ltd.	1,267	68,177
Arthur J. Gallagher & Company	3,656	169,017
Aviva plc - ADR	5,600	82,488
Brown & Brown, Inc.	12,980	408,740
Citizens, Inc.	27,073	188,157
CNA Financial Corporation	3,361	132,020
Endurance Specialty Holdings Ltd.	21,025	1,101,500
Fidelity National Financial, Inc. - Class A	6,753	212,990
First American Financial Corporation	20,071	520,240
HCI Group, Inc.	39,029	1,659,903
Kingsway Financial Services, Inc.	1,245	4,993
Markel Corporation	484	260,944
MBIA, Inc.	178,666	1,954,606
Meadowbrook Insurance Group, Inc.	345,754	2,095,269
Mercury General Corporation	3,241	148,535
Montpelier Re Holdings Ltd.	38,983	1,086,456
StanCorp Financial Group, Inc.	3,009	193,328
Stewart Information Services Corporation	48,855	1,588,276
Sun Life Financial, Inc.	4,043	133,217
Tower Group International Ltd.	407,042	1,017,605
Validus Holdings Ltd.	3,513	126,187
		16,958,859
Real Estate Investment Trusts (REIT) - 1.9%
American Campus Communities, Inc.	5,377	186,905
American Capital Agency Corporation	17,051	357,218
American Capital Mortgage Investment Corporation	27,009	528,026
American Homes 4 Rent - Class A	2,951	49,223
American Realty Capital Properties, Inc.	35,829	495,873
American Residential Properties, Inc.	28,513	527,490
Arbor Realty Trust, Inc.	56,395	387,434
Armada Hoffler Properties, Inc.	763	6,943
ARMOUR Residential REIT, Inc.	9,203	37,824
Associated Estates Realty Corporation	13,331	212,896
BRE Properties, Inc.	47	2,778
Campus Crest Communities, Inc.	87,926	776,387

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Financials - 9.7% (Continued)
Real Estate Investment Trusts (REIT) - 1.9% (Continued)
Capstead Mortgage Corporation	26,481	$334,190
Chambers Street Properties	24,376	188,670
CoreSite Realty Corporation	2,657	81,517
Digital Realty Trust, Inc.	11,117	566,856
Douglas Emmett, Inc.	10,265	261,039
DuPont Fabros Technology, Inc.	42,238	1,097,766
Empire State Realty Trust, Inc. - Class A	5,380	78,871
First Industrial Realty Trust, Inc.	27,193	466,632
First Potomac Realty Trust	65,660	857,520
Gaming and Leisure Properties, Inc.	3,982	138,175
Getty Realty Corporation	12,311	233,909
Gladstone Commercial Corporation	456	8,504
Government Properties Income Trust	2,318	57,255
Hatteras Financial Corporation	91,366	1,639,106
HCP, Inc.	2,682	105,000
Highwoods Properties, Inc.	360	13,370
Inland Real Estate Corporation	2,707	28,532
Invesco Mortgage Capital, Inc.	9,324	146,480
iStar Financial, Inc.	50,356	776,490
JAVELIN Mortgage Investment Corporation	223,243	3,237,023
Kite Realty Group Trust	49,358	318,359
Liberty Property Trust	2,504	91,146
MFA Financial, Inc.	32,703	238,405
National Health Investors, Inc.	2,872	180,850
National Retail Properties, Inc.	17,076	566,923
New York Mortgage Trust, Inc.	52,435	374,386
Owens Realty Mortgage, Inc.	121	1,793
Pebblebrook Hotel Trust	5,083	153,151
Piedmont Office Realty Trust, Inc. - Class A	44,795	746,733
Post Properties, Inc.	2,220	104,185
RAIT Financial Trust	1,948	16,441
Ramco-Gershenson Properties Trust	56,205	897,594
RE/MAX Holdings, Inc. - Class A	7,259	211,672
Realty Income Corporation	14,102	575,080
Redwood Trust, Inc.	105,067	1,964,753
Rouse Properties, Inc.	7,984	139,241
Sabra Health Care REIT, Inc.	14,000	405,020
Silver Bay Realty Trust Corporation	19,766	313,686
Spirit Realty Capital, Inc.	40,674	431,144
Starwood Property Trust, Inc.	12,991	392,328
Sun Communities, Inc.	13,312	622,336
Two Harbors Investment Corporation	33,252	326,867
UMH Properties, Inc.	66,668	630,013
Walter Investment Management Corporation	22,193	684,432
Washington Real Estate Investment Trust	19,707	459,173
Weingarten Realty Investors	20,639	598,325
Wheeler Real Estate Investment Trust, Inc.	2,547	11,461
		25,341,399
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	20,667	808,286
AV Homes, Inc.	3,485	65,239
Brookfield Property Partners, L.P.	3,753	71,119

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Financials - 9.7% (Continued)
Real Estate Management & Development - 0.2% (Continued)
China HGS Real Estate, Inc.	2,098	$10,301
China Housing & Land Development, Inc.	176,786	396,001
Forest City Enterprises, Inc. - Class A	179	3,256
Gazit-Globe Ltd.	785	9,962
Kennedy-Wilson Holdings, Inc.	6,258	150,317
St. Joe Company (The)	92,808	1,667,760
Tejon Ranch Company	318	10,850
		3,193,091
Thrifts & Mortgage Finance - 0.8%
Banc of California, Inc.	44,067	559,651
BankUnited, Inc.	6,021	187,253
BBX Capital Corporation - Class A	1,326	19,439
Beneficial Mutual Bancorp, Inc.	4,446	52,819
Brookline Bancorp, Inc.	18,146	161,499
Central Federal Corporation	818	1,141
Elmira Savings Bank	100	2,473
Five Oaks Investment Corporation	1,032	11,734
Impac Mortgage Holdings, Inc.	42,990	304,369
Meta Financial Group, Inc.	1,032	41,744
MGIC Investment Corporation	180,272	1,530,509
Nationstar Mortgage Holdings, Inc.	27,193	760,860
Oconee Federal Financial Corporation	313	5,492
PennyMac Financial Services, Inc. - Class A	5,947	100,980
Poage Bankshares, Inc.	285	3,984
Radian Group, Inc.	185,121	2,754,601
Rockville Financial, Inc.	17,007	225,853
Security National Financial Corporation - Class A	79,714	358,712
Stonegate Mortgage Corporation	10,641	161,211
Tree.com, Inc.	6,906	224,100
TrustCo Bank Corporation	438,350	2,862,426
		10,330,850
Health Care - 15.0%
Biotechnology - 9.6%
Aastrom Biosciences, Inc.	54,193	196,179
ACADIA Pharmaceuticals, Inc.	4,988	116,220
Achillion Pharmaceuticals, Inc.	263,859	873,373
AEterna Zentaris, Inc.	403,226	512,097
Amarin Corporation plc - ADR	767,040	1,403,683
ARCA Biopharma, Inc.	259,067	505,181
Arena Pharmaceuticals, Inc.	1,329,509	8,429,087
Ariad Pharmaceuticals, Inc.	662,751	4,897,730
Arrowhead Research Corporation	174,882	2,682,690
BiolineRx Ltd. - ADR	9,331	27,246
BioTime, Inc.	167,731	623,959
Burcon NutraScience Corporation	300	957
Cardium Therapeutics, Inc.	7,245	4,275
Catalyst Pharmaceutical Partners, Inc.	531,603	1,036,626
Cell Therapeutics, Inc.	84,794	270,493
Celldex Therapeutics, Inc.	153,450	3,955,941
Celsion Corporation	751,615	2,788,492
Chelsea Therapeutics International Ltd.	291,546	1,297,380
ChemoCentryx, Inc.	103,170	640,686

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Biotechnology - 9.6% (Continued)
China Biologic Products, Inc.	992	$28,570
Cleveland BioLabs, Inc.	202,375	133,770
Clovis Oncology, Inc.	20,963	1,363,224
Conatus Pharmaceuticals, Inc.	45,047	476,147
Cubist Pharmaceuticals, Inc.	671	49,043
Cyclacel Pharmaceuticals, Inc.	180,611	693,546
CytRx Corporation	445,545	3,092,082
DARA BioSciences, Inc.	712,251	490,741
Dendreon Corporation	1,994,430	5,564,460
Durata Therapeutics, Inc.	67,527	722,539
Epizyme, Inc.	25,271	768,238
Exact Sciences Corporation	100,356	1,304,628
Exelixis, Inc.	495,813	3,411,193
Fibrocell Science, Inc.	22,816	112,255
Foundation Medicine, Inc.	19,157	573,561
Galectin Therapeutics, Inc.	272,566	3,736,880
Galena Biopharma, Inc.	1,494,246	7,874,676
Heat Biologics, Inc.	700	5,131
Horizon Pharma, Inc.	91,064	897,891
iBio, Inc.	59,236	34,108
Idenix Pharmaceuticals, Inc.	263,716	1,848,649
Idera Pharmaceuticals, Inc.	91,107	422,736
ImmunoCellular Therapeutics Ltd.	186,859	226,099
Immunomedics, Inc.	161,726	784,371
Infinity Pharmaceuticals, Inc.	57,118	733,966
Inovio Pharmaceuticals, Inc.	697,616	1,799,849
Insmed, Inc.	85,624	1,748,442
Intercept Pharmaceuticals, Inc.	6,253	1,881,403
InterMune, Inc.	105,986	1,414,913
Ironwood Pharmaceuticals, Inc.	320,072	4,439,399
IsoRay, Inc.	223,580	165,293
KaloBios Pharmaceuticals, Inc.	7,613	23,753
Kamada Ltd.	409	6,176
Keryx Biopharmaceuticals, Inc.	85,883	1,320,881
Ligand Pharmaceuticals, Inc. - Class B	12,562	778,090
MannKind Corporation	365,059	1,978,620
Marina Biotech, Inc.	102,899	91,580
Mast Therapeutics, Inc.	718,352	625,685
Medgenics, Inc.	50,525	382,474
MediciNova, Inc.	70,665	163,236
MEI Pharma, Inc.	129,822	1,098,294
Merrimack Pharmaceuticals, Inc.	110,425	579,731
Metabolix, Inc.	224,250	320,677
Myriad Genetics, Inc.	57,134	1,578,612
NanoViricides, Inc.	182,441	835,580
NeoStem, Inc.	174,158	1,264,387
Neuralstem, Inc.	70,160	230,826
Northwest Biotherapeutics, Inc.	412,590	2,141,342
Novavax, Inc.	202,689	1,102,628
NPS Pharmaceuticals, Inc.	17,746	634,952
Nymox Pharmaceutical Corporation	55,106	319,064
Omeros Corporation	95,399	1,114,260

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Biotechnology - 9.6% (Continued)
Oncolytics Biotech, Inc.	347,936	$546,259
Onconova Therapeutics, Inc.	21,124	319,395
Opexa Therapeutics, Inc.	252,249	436,391
OPKO Health, Inc.	322,854	2,560,236
Oragenics, Inc.	7,483	27,986
Orexigen Therapeutics, Inc.	4,772	32,450
Organovo Holdings, Inc.	187,937	1,776,005
Osiris Therapeutics, Inc.	49,010	765,046
OXiGENE, Inc.	72,803	187,104
Oxygen Biotherapeutics, Inc.	220,955	1,365,502
Palatin Technologies, Inc.	18,806	18,806
Peregrine Pharmaceuticals, Inc.	227,826	414,643
PharmAthene, Inc.	157,031	299,929
Pluristem Therapeutics, Inc.	142,290	560,623
Prana Biotechnology Ltd. - ADR	74,548	864,757
Regado Biosciences, Inc.	500	3,130
Regulus Therapeutics, Inc.	99,498	905,432
Retrophin, Inc.	8,210	86,862
Rexahn Pharmaceuticals, Inc.	1,461,905	1,681,191
Rosetta Genomics Ltd.	119,598	431,749
Sarepta Therapeutics, Inc.	196,502	4,790,719
SIGA Technologies, Inc.	21,664	71,708
Sophiris Bio, Inc.	6,050	23,534
Spectrum Pharmaceuticals, Inc.	205,047	1,724,445
StemCells, Inc.	65,884	100,144
Stemline Therapeutics, Inc.	18,789	472,543
Sunesis Pharmaceuticals, Inc.	30,023	131,501
Synergy Pharmaceuticals, Inc.	98,879	525,047
Synta Pharmaceuticals Corporation	751,859	4,014,927
Tekmira Pharmaceuticals Corporation	2,838	39,618
TESARO, Inc.	12,222	385,115
TG Therapeutics, Inc.	44,314	265,884
Theravance, Inc.	14,447	531,939
Tonix Pharmaceuticals Holding Corporation	36,891	515,736
TrovaGene, Inc.	53,861	312,394
Vanda Pharmaceuticals, Inc.	112,621	1,500,112
Venaxis, Inc.	207,686	521,292
Verastem, Inc.	67,914	853,000
ZIOPHARM Oncology, Inc.	538,028	2,254,337
		125,968,437
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc.	15,016	573,161
Abiomed, Inc.	11,597	318,801
Accuray, Inc.	313,120	3,334,728
Antares Pharma, Inc.	93,402	446,462
Atossa Genetics, Inc.	101,432	250,537
Bacterin International Holdings, Inc.	253,966	137,142
BIOLASE, Inc.	47,028	113,808
BSD Medical Corporation	710,029	837,834
Cardiovascular Systems, Inc.	8,961	303,957
Cerus Corporation	70,014	431,986
Delcath Systems, Inc.	1,609,225	500,469

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Health Care Equipment & Supplies - 1.9% (Continued)
Derma Sciences, Inc.	3,006	$39,499
Echo Therapeutics, Inc.	142,712	469,522
Endologix, Inc.	9,475	151,600
EnteroMedics, Inc.	115,808	240,881
Fonar Corporation	7,223	133,264
GenMark Diagnostics, Inc.	119,559	1,544,702
Given Imaging Ltd.	3,146	94,223
Hansen Medical, Inc.	64,120	146,194
Hologic, Inc.	5,013	107,078
InspireMD, Inc.	1,069	3,218
Insulet Corporation	5,764	247,852
Intuitive Surgical, Inc.	817	332,993
LDR Holding Corporation	4,662	123,170
Mazor Robotics Ltd. - ADR	7,300	182,865
MELA Sciences, Inc.	380,019	278,174
Meridian Bioscience, Inc.	95,950	2,185,741
NeuroMetrix, Inc.	101,533	269,062
PhotoMedex, Inc.	32,448	451,352
Pro-Dex, Inc.	374	1,141
Quidel Corporation	23,006	680,057
ResMed, Inc.	12,125	528,771
Rockwell Medical, Inc.	192,006	1,969,982
Stereotaxis, Inc.	262,036	1,344,245
Sunshine Heart, Inc.	31,862	316,708
Synergetics USA, Inc.	18,791	63,514
TearLab Corporation	211,362	1,414,012
Unilife Corporation	654,296	3,055,562
Uroplasty, Inc.	9,908	44,784
Vermillion, Inc.	14,329	38,258
Volcano Corporation	28,795	604,407
Wright Medical Group, Inc.	28,784	875,321
		25,187,037
Health Care Providers & Services - 1.3%
Acadia Healthcare Company, Inc.	3,359	171,443
Accretive Health, Inc.	95,978	883,957
Bio-Reference Laboratories, Inc.	144,268	3,879,367
BioScrip, Inc.	423,289	3,602,189
Catamaran Corporation	1,142	55,524
Chemed Corporation	21,620	1,706,250
Chindex International, Inc.	1,080	17,777
Community Health Systems, Inc.	11,936	494,264
DaVita HealthCare Partners, Inc.	894	58,047
Diversicare Healthcare Service, Inc.	282	1,475
ExamWorks Group, Inc.	46,418	1,429,210
FAB Universal Corporation (b)	558,610	558,610
Healthways, Inc.	136,947	2,096,659
Laboratory Corporation of America Holdings	688	61,803
Mednax, Inc.	5,598	311,473
Omnicare, Inc.	4,068	254,087
Owens & Minor, Inc.	25,880	896,483
Patterson Companies, Inc.	2,138	85,435
Quest Diagnostics, Inc.	6,341	332,903

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Health Care Providers & Services - 1.3% (Continued)
USMD Holdings, Inc.	172	$3,060
		16,900,016
Health Care Technology - 0.1%
MGT Capital Investment, Inc.	11,427	26,053
Streamline Health Solutions, Inc.	2,323	14,031
Vocera Communications, Inc.	54,848	958,195
		998,279
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.	109,540	1,510,557
Albany Molecular Research, Inc.	83,411	892,498
Apricus Biosciences, Inc.	413,492	963,436
Bioanalytical Systems, Inc.	14,594	43,928
BioDelivery Sciences International, Inc.	12,670	99,459
CombiMatrix Corporation	183,824	522,060
Furiex Pharmaceuticals, Inc.	3,573	165,644
Genetic Technologies Ltd. - ADR	44,529	66,348
Illumina, Inc.	4,036	613,472
Luminex Corporation	6,423	117,348
Parexel International Corporation	5,543	270,554
PURE Bioscience, Inc.	17,172	23,526
Sequenom, Inc.	543,855	1,234,551
Thermo Fisher Scientific, Inc.	2,876	331,143
		6,854,524
Pharmaceuticals - 1.6%
Acasti Pharma, Inc.	7,013	8,907
AcelRx Pharmaceuticals, Inc.	33,847	386,533
Acura Pharmaceuticals, Inc.	71,945	122,306
Alexza Pharmaceuticals, Inc.	101,899	520,704
Alimera Sciences, Inc.	7,338	46,743
Ampio Pharmaceuticals, Inc.	237,127	2,020,322
ANI Pharmaceuticals, Inc.	15,629	346,651
Aoxing Pharmaceutical Company, Inc.	5,483	1,371
AVANIR Pharmaceuticals, Inc. - Class A	433,643	1,626,161
Bristol-Myers Squibb Company	1,292	64,561
Columbia Laboratories, Inc.	16,204	109,215
Endo Health Solutions, Inc.	280	18,446
Endocyte, Inc.	82,892	983,928
GW Pharmaceuticals plc - ADR	9,100	510,419
IntelliPharmaCeutics International, Inc.	97,672	362,363
Lannett Company, Inc.	18,960	669,667
Novabay Pharmaceuticals, Inc.	91,282	108,626
NuPathe, Inc.	203,268	859,824
Oculus Innovative Sciences, Inc.	80,782	263,349
Oramed Pharmaceuticals, Inc.	83,352	1,841,246
Pacira Pharmaceuticals, Inc.	4,901	335,866
Perrigo Company plc	466	72,538
Questcor Pharmaceuticals, Inc.	8,565	573,941
Redhill Biopharma Ltd. - ADR	300	3,774
Relypsa, Inc.	484	16,001
Repros Therapeutics, Inc.	134,880	2,529,000
Supernus Pharmaceuticals, Inc.	22,157	216,474
VIVUS, Inc.	588,825	4,369,081

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Pharmaceuticals - 1.6% (Continued)
XenoPort, Inc.	221,606	$1,274,234
Zogenix, Inc.	118,001	522,744
		20,784,995
Industrials - 8.7%
Aerospace & Defense - 0.9%
AAR Corporation	215	5,730
AeroVironment, Inc.	42,968	1,281,306
Ascent Solar Technologies, Inc.	392,077	270,533
B/E Aerospace, Inc.	799	63,497
Cubic Corporation	8,970	444,284
GenCorp, Inc.	211,571	3,600,938
KEYW Holding Corporation (The)	57,060	912,960
Kratos Defense & Security Solutions, Inc.	60,559	437,842
L-3 Communications Holdings, Inc.	1,199	133,173
LMI Aerospace, Inc.	109,660	1,513,308
National Presto Industries, Inc.	21,212	1,614,021
Precision Castparts Corporation	966	246,088
Rockwell Collins, Inc.	4,766	360,119
TAT Technologies Ltd.	300	2,511
Transdigm Group, Inc.	1,242	207,451
Triumph Group, Inc.	3,679	251,717
		11,345,478
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.	11,331	71,272
C.H. Robinson Worldwide, Inc.	3,519	206,002
Echo Global Logistics, Inc.	31,729	643,781
UTi Worldwide, Inc.	78,479	1,228,981
XPO Logistics, Inc.	123,932	3,088,386
		5,238,422
Airlines - 0.2%
American Airlines Group, Inc.	67,900	2,278,045
GOL - Linhas Aéreas Inteligentes S.A. - ADR	64,279	252,617
		2,530,662
Building Products - 0.0% (a)
Fortune Brands Home & Security, Inc.	7,038	317,132
Owens Corning, Inc.	7,214	275,214
		592,346
Commercial Services & Supplies - 1.1%
ACCO Brands Corporation	262,111	1,522,865
ADT Corporation (The)	4,976	149,479
CECO Environmental Corporation	8,693	135,089
Cenveo, Inc.	569,230	1,889,844
China Recycling Energy Corporation	75,822	210,785
Courier Corporation	2,283	36,049
Ennis, Inc.	3,136	45,378
G&K Services, Inc. - Class A	12,751	712,653
Healthcare Services Group, Inc.	66,424	1,802,083
Heritage-Crystal Clean, Inc.	1,407	23,384
Herman Miller, Inc.	59,390	1,664,702
Industrial Services of America, Inc.	16,907	53,257
InnerWorkings, Inc.	136,165	1,026,684

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Industrials - 8.7% (Continued)
Commercial Services & Supplies - 1.1% (Continued)
Intersections, Inc.	74,416	$550,678
Iron Mountain, Inc.	4,989	131,760
Mobile Mini, Inc.	143	5,530
Pointer Telocation Ltd.	13,748	133,081
Quad/Graphics, Inc. - Class A	72,639	1,665,612
SP Plus Corporation	2,339	59,083
Standard Register Company (The)	4,400	30,844
Tetra Tech, Inc.	4,224	124,650
United Stationers, Inc.	42,077	1,743,250
Waste Connections, Inc.	5,096	208,325
		13,925,065
Construction & Engineering - 0.2%
Abengoa, S.A. - ADR	1,300	21,411
Aegion Corporation	7,135	146,410
Granite Construction, Inc.	13,532	450,480
Layne Christensen Company	92,044	1,561,066
MasTec, Inc.	16,773	602,822
Orion Marine Group, Inc.	29,282	327,959
		3,110,148
Electrical Equipment - 1.5%
Advanced Battery Technologies, Inc.	336,588	134,602
Altair Nanotechnologies, Inc.	64,881	279,637
American Superconductor Corporation	170,864	256,296
Babcock & Wilcox Company (The)	12,415	425,586
Capstone Turbine Corporation	274,800	445,176
China BAK Battery, Inc.	148,149	251,853
Enphase Energy, Inc.	59,467	440,056
FuelCell Energy, Inc.	704,309	1,007,162
GrafTech International Ltd.	166,482	1,706,441
Highpower International, Inc.	39,808	108,676
Hydrogenics Corporation	27,526	659,523
Ideal Power, Inc.	231	1,545
Jinpan International Ltd.	7,343	58,450
Lime Energy Company	1,000	3,090
Ocean Power Technologies, Inc.	194,740	451,797
Plug Power, Inc.	1,069,288	3,229,250
PowerSecure International, Inc.	40,783	787,112
Real Goods Solar, Inc. - Class A	1,114,893	4,403,827
Revolution Lighting Technologies, Inc.	1,049,207	3,158,113
SolarCity Corporation	7,215	534,559
Trina Solar Ltd. - ADR	16,932	251,440
Ultralife Corporation	1,943	8,083
Yingli Green Energy Holding Company Ltd. - ADR	128,620	783,296
		19,385,570
Machinery - 2.1%
Accuride Corporation	199,245	759,123
Adept Technology, Inc.	503	8,687
Altra Industrial Motion Corporation	1,758	55,131
ARC Group Worldwide, Inc.	29,206	728,690
Barnes Group, Inc.	17,920	670,925
Briggs & Stratton Corporation	85,362	1,798,577
China Valves Technology, Inc.	243,701	134,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Industrials - 8.7% (Continued)
Machinery - 2.1% (Continued)
Cleantech Solutions International, Inc.	48,977	$251,742
Commercial Vehicle Group, Inc.	55,691	445,528
Douglas Dynamics, Inc.	16,040	232,901
ExOne Company (The)	90,998	4,282,366
Flow International Corporation	99,777	403,099
FreightCar America, Inc.	71,350	1,639,623
Greenbrier Companies, Inc. (The)	47,305	1,735,620
Joy Global, Inc.	9,499	501,452
Lindsay Corporation	42,354	3,600,090
Navistar International Corporation	53,319	1,643,292
PMFG, Inc.	5,168	38,605
Proto Labs, Inc.	5,057	401,323
RBC Bearings, Inc.	2,748	178,180
Sun Hydraulics Corporation	5,124	187,282
Trinity Industries, Inc.	1,148	66,848
Twin Disc, Inc.	6,052	142,646
Valmont Industries, Inc.	3,324	486,567
voxeljet AG - ADR	93,162	3,332,405
Westinghouse Air Brake Technologies Corporation	1,627	120,089
Westport Innovations, Inc.	183,816	3,128,548
Xerium Technologies, Inc.	111	1,860
		26,975,235
Marine - 0.5%
Diana Containerships, Inc.	125,845	510,931
Eagle Bulk Shipping, Inc.	543,190	2,085,849
FreeSeas, Inc.	278,552	501,393
Genco Shipping & Trading Ltd.	1,531,726	3,231,942
Navios Maritime Partners, L.P.	8,661	159,016
Newlead Holdings Ltd.	70,277	76,602
Paragon Shipping, Inc. - Class A	42,377	287,740
Safe Bulkers, Inc.	7,177	70,263
Seanergy Maritime Holdings Corporation	182	266
Seaspan Corporation	4,780	106,355
		7,030,357
Professional Services - 0.6%
Acacia Research Corporation	69,572	961,485
Advisory Board Company (The)	13,834	875,831
CBIZ, Inc.	381,068	3,277,185
Corporate Resource Services, Inc.	6,679	14,360
ICF International, Inc.	6,761	227,575
IHS, Inc. - Class A	944	107,059
Insperity, Inc.	794	26,218
Kforce, Inc.	12,044	218,358
Lightbridge Corporation	53,636	143,208
Odyssey Marine Exploration, Inc.	850,543	1,650,053
RPX Corporation	22,691	368,048
Spherix, Inc.	9,994	56,766
		7,926,146
Road & Rail - 0.5%
Celadon Group, Inc.	5,046	104,856
P.A.M. Transportation Services, Inc.	990	19,602
USA Truck, Inc.	34,699	511,810

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Industrials - 8.7% (Continued)
Road & Rail - 0.5% (Continued)
Werner Enterprises, Inc.	9,445	$246,137
YRC Worldwide, Inc.	252,702	5,554,390
		6,436,795
Trading Companies & Distributors - 0.7%
Armco Metals Holdings, Inc.	49,626	18,858
Beacon Roofing Supply, Inc.	20,532	775,904
Euro Tech Holdings Company Ltd.	1,211	5,571
Fastenal Company	7,445	327,059
General Finance Corporation	571	3,649
Houston Wire & Cable Company	9,802	129,680
Kaman Corporation	16,684	646,672
MSC Industrial Direct Company, Inc. - Class A	1,476	124,013
Rush Enterprises, Inc. - Class A	71,003	1,962,523
Titan Machinery, Inc.	336,465	5,484,379
WESCO International, Inc.	1,385	114,900
		9,593,208
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	7,692	69,997
Pingtan Marine Enterprise Ltd.	3,822	11,466
Sino-Global Shipping America Ltd.	5,499	13,060
		94,523
Information Technology - 13.0%
Communications Equipment - 1.2%
Ambient Corporation	7,767	16,699
Aruba Networks, Inc.	141,994	2,798,702
AudioCodes Ltd.	1,813	13,670
Black Box Corporation	17,213	471,808
Blackberry Ltd.	13,334	126,006
Comtech Telecommunications Corporation	27,148	825,842
DragonWave, Inc.	4,697	7,327
EMCORE Corporation	212,960	1,037,115
Gilat Satellite Networks Ltd.	11,153	51,973
InterDigital, Inc.	74,586	2,144,348
Meru Networks, Inc.	33,467	149,598
Mitel Networks Corporation	42,553	376,169
NETGEAR, Inc.	16,908	539,534
Palo Alto Networks, Inc.	4,304	255,873
ParkerVision, Inc.	1,197,754	5,497,691
Polycom, Inc.	4,398	52,468
Procera Networks, Inc.	89,382	1,033,256
RIT Technologies Ltd.	3,738	6,242
Telestone Technologies Corporation	230,835	41,550
Westell Technologies, Inc. - Class A	2,690	10,088
Zoom Technologies, Inc.	6,547	30,836
ZST Digital Networks, Inc.	126,624	124,092
		15,610,887
Computers & Peripherals - 0.5%
3D Systems Corporation	3,969	308,510
Cray, Inc.	18,127	534,565
Diebold, Inc.	12,821	430,657
Fusion-io, Inc.	158,233	1,740,563
Imation Corporation	10,044	48,312

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Computers & Peripherals - 0.5% (Continued)
Logitech International, S.A.	31,958	$503,658
On Track Innovations Ltd.	2,358	7,168
Quantum Corporation	108,400	135,500
Silicon Graphics International Corporation	101,503	1,320,554
SMART Technologies, Inc. - Class A	57,272	127,144
Stratasys Ltd.	3,437	414,365
Synaptics, Inc.	2,008	117,187
USA Technologies, Inc.	117,553	256,266
Violin Memory, Inc.	73,554	278,034
		6,222,483
Electronic Equipment, Instruments & Components - 1.6%
Audience, Inc.	5,986	68,121
ClearSign Combustion Corporation	94,280	979,569
Cognex Corporation	38,081	1,502,295
Control4 Corporation	46,816	1,073,023
Digital Ally, Inc.	36,233	287,690
Document Security Systems, Inc.	377,946	570,699
DTS, Inc.	47,254	979,575
Dynasil Corporation of America	896	1,066
Echelon Corporation	13,802	56,036
InvenSense, Inc.	103,654	2,040,947
IPG Photonics Corporation	15,993	1,069,452
Itron, Inc.	8,203	331,237
Magal Security Systems Ltd.	503	1,987
Maxwell Technologies, Inc.	88,931	725,677
Mercury Systems, Inc.	9,865	105,556
Microvision, Inc.	236,314	281,214
MTS Systems Corporation	12,906	907,679
National Instruments Corporation	1,974	57,246
Neonode, Inc.	385,027	2,190,804
Parametric Sound Corporation	93,872	1,501,952
RealD, Inc.	57,395	513,685
Research Frontiers, Inc.	73,854	515,501
Rofin-Sinar Technologies, Inc.	1,934	44,675
Schmitt Industries, Inc.	200	516
Speed Commerce, Inc.	23,260	93,040
SuperCom Ltd.	11,138	66,271
Superconductor Technologies, Inc.	128,862	328,598
SYNNEX Corporation	17,627	989,756
Trimble Navigation Ltd.	1,985	64,175
Uni-Pixel, Inc.	344,026	3,285,448
		20,633,490
Internet Software & Services - 2.5%
Angie's List, Inc.	255,114	4,576,745
Bankrate, Inc.	9,557	158,551
Bazaarvoice, Inc.	136,489	989,545
Blucora, Inc.	60,918	1,560,110
Chegg, Inc.	6,587	43,935
ChinaCache International Holdings Ltd. - ADR	32,726	485,327
Cornerstone OnDemand, Inc.	908	51,802
E2open, Inc.	68,645	1,644,048
Envestnet, Inc.	20,417	872,827

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Internet Software & Services - 2.5% (Continued)
Equinix, Inc.	437	$80,933
Gogo, Inc.	46,726	952,743
Innodata, Inc.	2,051	5,927
Internap Network Services Corporation	29,161	237,662
j2 Global, Inc.	42,151	1,911,548
Liquidity Services, Inc.	20,334	483,339
LiveDeal, Inc.	18,563	353,625
Local Corporation	198,293	313,303
LogMeIn, Inc.	1,241	42,144
LookSmart Ltd.	300	735
Marin Software, Inc.	32,756	323,302
MeetMe, Inc.	238,533	555,782
Millennial Media, Inc.	298,524	2,370,281
Move, Inc.	5,167	73,061
OpenTable, Inc.	6,188	465,833
Piksel, Inc. - Series A-2 (b)	346,880	–
Points International Ltd.	4,651	112,740
Professional Diversity Network, Inc.	45	133
Reis, Inc.	486	8,651
Rocket Fuel, Inc.	43,062	2,519,127
SciQuest, Inc.	7,909	209,114
Shutterstock, Inc.	1,414	113,983
StarTek, Inc.	2,020	12,867
Textura Corporation	39,172	1,231,568
Travelzoo, Inc.	33,858	754,356
Trulia, Inc.	76,947	2,656,980
Twitter, Inc.	6,470	417,315
ValueClick, Inc.	46,726	1,004,609
Vistaprint N.V.	7,247	354,233
Vocus, Inc.	279,036	3,409,820
Web.com Group, Inc.	10,853	366,831
WebMD Health Corporation	5,366	257,031
Wix.com Ltd.	5,167	148,086
Zillow, Inc. - Class A	4,754	390,303
Zix Corporation	139,421	626,000
		33,146,855
IT Services - 0.8%
Acorn Energy, Inc.	98,708	342,517
Alliance Data Systems Corporation	1,789	428,752
BitAuto Holdings Ltd. - ADR	9,655	295,926
Blackhawk Network Holdings, Inc.	7,344	193,221
CACI International, Inc. - Class A	15,687	1,161,152
Camelot Information Systems, Inc. - ADR	3,929	7,819
Cass Information Systems, Inc.	2,301	124,530
CGI Group, Inc. - Class A	8,438	258,540
China Information Technology, Inc.	41,584	222,890
CIBER, Inc.	365,754	1,419,125
Computer Task Group, Inc.	4,980	80,477
Convergys Corporation	5,731	116,740
CSG Systems International, Inc.	11,603	347,626
Forrester Research, Inc.	12,544	470,902
Helios and Matheson Analytics, Inc.	884	5,074

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
IT Services - 0.8% (Continued)
Higher One Holdings, Inc.	204,207	$1,584,646
InterCloud Systems, Inc.	20,972	306,611
International Business Machines Corporation	505	89,223
JetPay Corporation	73	130
ManTech International Corporation - Class A	4,377	127,371
PFSweb, Inc.	2,644	21,734
ServiceSource International, Inc.	17,260	137,735
Teradata Corporation	9,647	396,685
Total System Services, Inc.	2,864	85,576
Unisys Corporation	21,269	728,888
Vantiv, Inc. - Class A	3,569	108,283
VeriFone Systems, Inc.	38,576	1,119,090
WidePoint Corporation	95,055	146,385
WPCS International, Inc.	274,482	389,764
		10,717,412
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc.	683,358	2,343,918
Aetrium, Inc.	8,451	52,227
Altera Corporation	1,264	42,256
Ambarella, Inc.	351	11,243
ASM International N.V.	100	3,335
Camtek Ltd.	355,878	1,818,537
Canadian Solar, Inc.	12,302	481,377
CEVA, Inc.	6,298	109,522
China Sunergy Company Ltd. - ADR	88,245	479,170
Cree, Inc.	6,890	416,294
CVD Equipment Corporation	31,725	424,163
Daqo New Energy Corporation - ADR	4,400	173,888
Diodes, Inc.	1,666	38,168
Entropic Communications, Inc.	86,790	361,914
EZchip Semiconductor Ltd.	25,745	627,921
FormFactor, Inc.	1,475	9,499
Global-Tech Advanced Innovations, Inc.	104	653
GT Advanced Technologies, Inc.	268,271	2,755,143
Hanwha SolarOne Company Ltd. - ADR	115,818	309,234
Himax Technologies, Inc. - ADR	46,061	674,333
Integrated Silicon Solution, Inc.	8,851	104,176
JA Solar Holdings Company Ltd. - ADR	211,596	1,950,915
JinkoSolar Holding Company Ltd. - ADR	10,507	306,279
Kopin Corporation	18,223	69,976
LDK Solar Company Ltd. - ADR	357,154	389,298
Maxim Integrated Products, Inc.	633	19,155
Micrel, Inc.	56,918	568,042
Microchip Technology, Inc.	4,836	216,943
Microsemi Corporation	412	9,657
MKS Instruments, Inc.	9,842	296,540
Photronics, Inc.	169,898	1,410,153
QuickLogic Corporation	324,800	1,536,304
Rambus, Inc.	6,190	55,153
ReneSola Ltd. - ADR	46,880	154,704
Rubicon Technology, Inc.	431,908	4,738,031
Rudolph Technologies, Inc.	195,377	2,147,193

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Semtech Corporation	53,248	$1,214,587
SunEdison, Inc.	136,273	1,895,557
SunPower Corporation	85,485	2,766,295
Tessera Technologies, Inc.	84,560	1,678,516
Tower Semiconductor Ltd.	668	4,115
TriQuint Semiconductor, Inc.	176,627	1,466,004
Ultratech, Inc.	98,606	2,494,732
Veeco Instruments, Inc.	54,511	2,071,963
		38,697,083
Software - 3.5%
American Software, Inc. - Class A	2,417	24,363
AVG Technologies N.V.	37,313	619,023
Barracuda Networks, Inc.	35,111	1,204,658
BluePhoenix Solutions Ltd.	571	2,404
Bottomline Technologies, Inc.	43,782	1,515,733
BroadSoft, Inc.	14,529	444,733
China Mobile Games & Entertainment Group Ltd. - ADR	9,500	311,315
Comverse, Inc.	28,672	1,033,339
Concur Technologies, Inc.	5,345	648,562
Datawatch Corporation	884	24,752
Ebix, Inc.	382,178	5,189,977
Ellie Mae, Inc.	28,767	750,819
FireEye, Inc.	6,080	443,779
Fleetmatics Group plc	23,878	955,359
Fortinet, Inc.	24,040	509,648
Future Healthcare of America	24,208	3,847
Glu Mobile, Inc.	1,217,398	4,808,722
Guidance Software, Inc.	7,989	86,201
Imperva, Inc.	4,199	230,945
Infoblox, Inc.	30,525	1,070,817
Jive Software, Inc.	118,729	1,098,243
Liquid Holdings Group, Inc.	6	29
Magic Software Enterprises Ltd.	35,029	280,582
Majesco Entertainment Company	10,738	5,788
Mandalay Digital Group, Inc.	25,448	106,118
MICROS Systems, Inc.	402	22,323
Mitek Systems, Inc.	532,710	3,190,933
NetSuite, Inc.	3,015	317,118
NQ Mobile, Inc. - ADR	234,797	3,996,245
Park City Group, Inc.	10,376	91,205
Qlik Technologies, Inc.	5,536	149,583
Rovi Corporation	34,479	731,300
salesforce.com, inc.	7,813	472,921
Silver Spring Networks, Inc.	6,735	114,832
SolarWinds, Inc.	35,367	1,410,790
Synchronoss Technologies, Inc.	43,838	1,168,721
Tangoe, Inc.	99,948	1,822,052
Taomee Holdings Ltd. - ADR	4,281	27,698
VirnetX Holding Corporation	250,371	4,496,663
Voltari Corporation	65,832	263,328
Vringo, Inc.	997,165	4,277,838
Wave Systems Corporation - Class A	187,993	159,794

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Software - 3.5% (Continued)
Workday, Inc. - Class A	3,847	$344,460
XRS Corporation	71	189
Zynga, Inc. - Class A	384,773	1,693,001
		46,120,750
Materials - 3.5%
Chemicals - 0.8%
Albemarle Corporation	741	47,557
American Pacific Corporation	11,659	541,327
American Vanguard Corporation	10,683	248,273
China Gengsheng Minerals, Inc.	19,714	8,280
China Green Agriculture, Inc.	92,795	309,935
Clean Diesel Technologies, Inc.	185,679	434,489
Flotek Industries, Inc.	81,026	1,742,869
FMC Corporation	2,406	169,936
Gulf Resources, Inc.	185,502	415,525
Innospec, Inc.	14,977	641,615
Intrepid Potash, Inc.	126,752	1,863,254
Kronos Worldwide, Inc.	9,231	142,896
Minerals Technologies, Inc.	9,611	496,696
Monsanto Company	1,190	126,795
Mosaic Company (The)	6,817	304,447
NewMarket Corporation	1,304	436,657
OCI Partners, L.P.	8,570	221,535
Olin Corporation	59,285	1,524,217
OM Group, Inc.	2,231	72,151
Yongye International, Inc.	16,191	106,375
Zoltek Companies, Inc.	14,410	240,647
		10,095,476
Construction Materials - 0.0% (a)
James Hardie Industries plc - ADR	100	5,603
Tecnoglass, Inc.	1,048	10,407
		16,010
Containers & Packaging - 0.0% (a)
AptarGroup, Inc.	8,145	519,651
Graphic Packaging Holding Company	22,737	216,001
Sonoco Products Company	1,074	44,442
		780,094
Metals & Mining - 2.3%
A.M. Castle & Company	152,142	2,087,388
Allied Nevada Gold Corporation	504,862	2,478,872
AMCOL International Corporation	42,404	1,444,704
Atlatsa Resources Corporation	108,324	62,828
Avalon Rare Metals, Inc.	153,353	82,795
China Natural Resources, Inc.	2,723	17,563
China Precision Steel, Inc.	27,463	43,666
Cliffs Natural Resources, Inc.	5,246	101,353
Compass Minerals International, Inc.	20,040	1,575,545
Comstock Mining, Inc.	3,319	6,306
General Steel Holdings, Inc.	29,114	29,987
Gold Reserve, Inc.	3,550	12,887
Gold Resource Corporation	18,640	85,930
Golden Minerals Company	53,298	43,342

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Materials - 3.5% (Continued)
Metals & Mining - 2.3% (Continued)
Golden Star Resources Ltd.	387,690	$236,491
Great Northern Iron Ore Properties	10,101	220,404
Hecla Mining Company	381,523	1,156,015
Horsehead Holding Corporation	55,426	849,126
Jaguar Mining, Inc. (b)	680,115	23,804
Kaiser Aluminum Corporation	10,339	721,766
Lake Shore Gold Corporation	1,667	1,083
McEwen Mining, Inc.	1,643	4,272
Molycorp, Inc.	1,238,204	6,005,289
North American Palladium Ltd.	715,650	300,573
Olympic Steel, Inc.	11,051	306,002
Paramount Gold and Silver Corporation	253,406	301,553
Polymet Mining Corporation	162,278	175,260
Pretium Resources, Inc.	107,491	632,047
Prospect Global Resources, Inc.	15,851	39,786
Revett Minerals, Inc.	621	497
Royal Gold, Inc.	36,571	2,045,782
RTI International Metals, Inc.	40,441	1,258,524
Schnitzer Steel Industries, Inc. - Class A	1,410	37,252
Seabridge Gold, Inc.	91,175	732,135
Silver Bull Resources, Inc.	120,815	39,869
SilverCrest Mines, Inc.	5,500	10,175
SinoCoking Coal and Coke Chemical Industries, Inc.	130,304	158,971
Stillwater Mining Company	104,903	1,315,484
SunCoke Energy Partners, L.P.	163	4,708
Tanzanian Royalty Exploration Corporation	294,147	588,294
Thompson Creek Metals Company, Inc.	445,968	1,146,138
United States Antimony Corporation	45,806	94,818
Universal Stainless & Alloy Products, Inc.	1,790	56,815
Walter Energy, Inc.	199,100	2,261,776
Western Copper and Gold Corporation	3,337	2,069
Worthington Industries, Inc.	27,745	1,124,782
		29,924,726
Paper & Forest Products - 0.4%
Domtar Corporation	15,222	1,634,995
Louisiana-Pacific Corporation	17,188	301,306
MeadWestvaco Corporation	7,074	255,159
Mercer International, Inc.	7,657	71,516
Orient Paper, Inc.	149,191	371,486
Pope Resources, L.P.	30	2,100
Resolute Forest Products, Inc.	32,486	626,980
Verso Paper Corporation	253,590	760,770
Wausau Paper Corporation	55,258	754,824
		4,779,136
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	2,928	121,131
Elephant Talk Communications Corporation	145,870	220,264
Frontier Communications Corporation	56,925	267,548
Inteliquent, Inc.	2,473	28,687
Iridium Communications, Inc.	94,551	599,453
magicJack VocalTec Ltd.	220,982	3,208,659

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Telecommunication Services - 0.9% (Continued)
Diversified Telecommunication Services - 0.4% (Continued)
NTS, Inc.	2,915	$5,743
Otelco, Inc. - Class A	662	4,382
Radcom Ltd.	29,741	150,489
		4,606,356
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc.	41,323	250,004
Leap Wireless International, Inc.	119,991	2,105,842
NII Holdings, Inc.	1,047,970	3,154,390
NTELOS Holdings Corporation	6,234	102,300
Telephone & Data Systems, Inc.	22,981	620,947
United States Cellular Corporation	16,342	723,787
		6,957,270
Utilities - 1.1%
Electric Utilities - 0.3%
Empire District Electric Company (The)	20,899	479,632
Exelon Corporation	4,945	143,405
Great Plains Energy, Inc.	4,218	104,100
Hawaiian Electric Industries, Inc.	127	3,305
IDACORP, Inc.	7,677	404,808
ITC Holdings Corporation	4,072	421,452
NextEra Energy, Inc.	1,381	126,955
NRG Yield, Inc. - Class A	2,689	104,710
Otter Tail Corporation	17,196	478,737
Portland General Electric Company	31,378	946,988
UIL Holdings Corporation	2,187	84,571
		3,298,663
Gas Utilities - 0.3%
AGL Resources, Inc.	2,931	140,043
AmeriGas Partners, L.P.	11,586	496,576
Atmos Energy Corporation	2,644	126,938
China Natural Gas, Inc.	86,342	60,439
Ferrellgas Partners, L.P.	70,964	1,737,908
Gas Natural, Inc.	7,516	68,922
Laclede Group, Inc. (The)	2,403	110,274
Northwest Natural Gas Company	38,609	1,604,590
ONEOK, Inc.	938	64,244
		4,409,934
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc.	25,822	57,325
Dynegy, Inc.	15,559	316,781
NRG Energy, Inc.	3,422	95,303
Ormat Technologies, Inc.	73,795	1,819,047
U.S. Geothermal, Inc.	173,681	85,103
		2,373,559
Multi-Utilities - 0.3%
Avista Corporation	990	28,542
Integrys Energy Group, Inc.	3,606	195,950
Just Energy Group, Inc.	299,013	2,105,051
MDU Resources Group, Inc.	20,532	657,845
NorthWestern Corporation	15,686	709,164
PG&E Corporation	1,006	42,403

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 68.5% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Multi-Utilities - 0.3% (Continued)
Public Service Enterprise Group, Inc.	2,340	$78,016
Wisconsin Energy Corporation	6,668	284,524
		4,101,495
Water Utilities - 0.0% (a)
Consolidated Water Company Ltd.	13,394	172,247

Total Common Stocks (Proceeds $1,027,841,463)		$900,158,808

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney, 7.625% (Proceeds $50,467)	2,418	$39,486

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$16,345
Magnum Hunter Resources Corporation (b)	15,689	–
Total Warrants (Proceeds $14,295)		$16,345

Total Securities Sold Short - 68.5% (Proceeds $1,027,906,225)		$900,214,639

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $(1,722,514) at January 31, 2014, representing (0.1%) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 12.7%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	8,232	$153,280
Drew Industries, Inc.	6,478	311,527
Federal-Mogul Corporation (a)	12,208	218,279
Gentherm, Inc. (a)	50	1,274
Modine Manufacturing Company (a)	7,385	96,743
Shiloh Industries, Inc. (a)	15,234	229,729
Spartan Motors, Inc.	481	2,766
Standard Motor Products, Inc.	1,460	47,756
Stoneridge, Inc. (a)	94	1,070
Strattec Security Corporation	447	24,473
Superior Industries International, Inc.	14	255
Tower International, Inc. (a)	12,970	288,323
Visteon Corporation (a)	4	324
		1,375,799
Distributors - 0.3%
Core-Mark Holding Company, Inc.	2,982	225,588

Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a)	795	56,882
Bright Horizons Family Solutions, Inc. (a)	1,745	64,129
Capella Education Company	22	1,373
Carriage Services, Inc.	3,031	64,863
Corinthian Colleges, Inc. (a)	16,845	24,762
Education Management Corporation (a)	2,264	15,690
Hillenbrand, Inc.	4,971	134,565
ITT Educational Services, Inc. (a)	1,566	46,040
JTH Holding, Inc. - Class A (a)	411	10,760
Steiner Leisure Ltd. (a)	3,945	193,344
Universal Technical Institute, Inc.	1,732	20,386
		632,794
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corporation (a)	14,896	157,302
Century Casinos, Inc. (a)	35,112	231,739
Einstein Noah Restaurant Group, Inc.	14,456	220,598
Interval Leisure Group, Inc.	3,395	89,628
Isle of Capri Casinos, Inc. (a)	459	4,388
Jack in the Box, Inc. (a)	4,752	240,309
Kona Grill, Inc. (a)	125	1,964
Marcus Corporation	17,012	222,177
Marriott Vacations Worldwide Corporation (a)	7,894	377,965
Monarch Casino & Resort, Inc. (a)	4,759	91,706
Nathan's Famous, Inc. (a)	3,783	185,102
Popeyes Louisiana Kitchen, Inc. (a)	2,685	108,071
Ruth's Hospitality Group, Inc.	212	2,775
Sonic Corporation (a)	10,005	177,989
		2,111,713
Household Durables - 2.1%
Cavco Industries, Inc. (a)	22	1,719
CSS Industries, Inc.	7,984	213,971

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Household Durables - 2.1% (Continued)
Dixie Group, Inc. (The) (a)	15,604	$215,647
Helen of Troy Ltd. (a)	4,319	237,718
Hovnanian Enterprises, Inc. - Class A (a)	30,819	185,839
Libbey, Inc. (a)	11,671	251,393
Skullcandy, Inc. (a)	31,163	227,490
Universal Electronics, Inc. (a)	4,857	173,589
WCI Communities, Inc. (a)	4,155	77,782
William Lyon Homes - Class A (a)	7,261	174,772
ZAGG, Inc. (a)	5,231	22,075
		1,781,995
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	12,031	60,636
Overstock.com, Inc. (a)	5,023	105,785
		166,421
Leisure Equipment & Products - 0.0% (b)
Johnson Outdoors, Inc. - Class A	136	3,233

Media - 1.6%
A.H. Belo Corporation - Class A	70	559
Carmike Cinemas, Inc. (a)	8,539	231,492
Clear Channel Outdoor Holdings, Inc. - Class A	198	1,871
Cumulus Media, Inc. - Class A (a)	6,049	40,468
E.W. Scripps Company (The) - Class A (a)	201	3,701
Entravision Communications Corporation - Class A	18,554	111,881
Global Sources Ltd. (a)	54	356
Journal Communications, Inc. - Class A (a)	27,812	221,662
Lee Enterprises, Inc. (a)	5,215	21,277
Loral Space & Communications, Inc. (a)	57	4,238
Martha Stewart Living Omnimedia, Inc. - Class A (a)	28,795	114,892
MDC Partners, Inc. - Class A	13,331	320,344
National CineMedia, Inc.	10,952	204,583
Salem Communications Corporation - Class A	7,081	60,897
Scholastic Corporation	2,804	92,504
Starz - Series A (a)	34	951
		1,431,676
Multiline Retail - 0.2%
Fred's, Inc. - Class A	3,389	59,240
Gordmans Stores, Inc.	14,582	105,282
		164,522
Specialty Retail - 2.6%
Aaron's, Inc.	5,285	142,114
Barnes & Noble, Inc. (a)	13,714	184,865
Big 5 Sporting Goods Corporation	211	3,621
Build-A-Bear Workshop, Inc. (a)	808	7,054
Christopher & Banks Corporation (a)	7,200	51,408
Citi Trends, Inc. (a)	1,237	19,792
Destination Maternity Corporation	8,094	217,162
Express, Inc. (a)	524	9,076
Kirkland's, Inc. (a)	11,823	222,627
Lithia Motors, Inc. - Class A	2,369	133,351

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Specialty Retail - 2.6% (Continued)
MarineMax, Inc. (a)	2,084	$30,739
Murphy USA, Inc. (a)	3,597	139,348
New York & Company, Inc. (a)	49,889	225,997
Penske Automotive Group, Inc.	26	1,116
Pier 1 Imports, Inc.	8,526	162,932
Sears Hometown and Outlet Stores, Inc. (a)	4,550	95,504
Shoe Carnival, Inc.	155	3,828
Sonic Automotive, Inc. - Class A	5,388	120,853
Stein Mart, Inc.	9,712	120,234
Trans World Entertainment Corporation (a)	10,857	42,994
West Marine, Inc. (a)	12,470	163,232
Winmark Corporation	2,520	203,238
		2,301,085
Textiles, Apparel & Luxury Goods - 1.0%
Culp, Inc.	579	11,701
Movado Group, Inc.	5,796	218,799
Perry Ellis International, Inc. (a)	51	799
R.G. Barry Corporation	10,546	186,770
Steven Madden Ltd. (a)	6,851	223,274
Unifi, Inc. (a)	10,047	232,990
		874,333
Consumer Staples - 3.2%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	3,371	230,172
National Beverage Corporation (a)	1,539	31,903
		262,075
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	1,870	154,724
Ingles Markets, Inc. - Class A	8,983	244,158
Pantry, Inc. (The) (a)	14,178	207,141
Spartan Stores, Inc.	24	542
Village Super Market, Inc. - Class A	2,059	59,793
		666,358
Food Products - 1.4%
Alico, Inc.	2,441	89,145
B&G Foods, Inc.	4,410	144,516
Farmer Brothers Company (a)	16	346
Inventure Foods, Inc. (a)	266	3,333
J & J Snack Foods Corporation	4,147	365,351
John B. Sanfilippo & Son, Inc.	66	1,528
Limoneira Company	175	3,635
Omega Protein Corporation (a)	23,277	235,796
Sanderson Farms, Inc.	2,806	208,626
Seneca Foods Corporation - Class A (a)	4,946	143,780
		1,196,056
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	2,950	18,408
Harbinger Group, Inc. (a)	3,315	39,382
Oil-Dri Corporation of America	2,541	87,283
Orchids Paper Products Company	891	27,755

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Staples - 3.2% (Continued)
Household Products - 0.2% (Continued)
WD-40 Company	64	$4,399
		177,227
Personal Products - 0.6%
Female Health Company (The)	501	3,778
IGI Laboratories, Inc. (a)	6,015	21,293
Inter Parfums, Inc.	6,749	219,612
Neptune Technologies & Bioressources, Inc. (a)	400	1,260
Nutraceutical International Corporation (a)	3,059	76,597
Revlon, Inc. - Class A (a)	8,574	201,318
		523,858
Energy - 8.0%
Energy Equipment & Services - 3.0%
Dawson Geophysical Company (a)	3,708	120,028
Era Group, Inc. (a)	5,085	148,940
Gulf Island Fabrication, Inc.	8,277	167,692
Gulfmark Offshore, Inc. - Class A	8,195	348,779
Helix Energy Solutions Group, Inc. (a)	10,664	217,439
Hercules Offshore, Inc. (a)	22,075	109,933
Matrix Service Company (a)	11,405	299,723
Natural Gas Services Group, Inc. (a)	8,249	238,396
Nuverra Environmental Solutions, Inc. (a)	10,399	150,369
Parker Drilling Company (a)	29,297	217,970
Pioneer Energy Services Corporation (a)	14,823	124,217
RigNet, Inc. (a)	4,787	223,314
Tesco Corporation (a)	11,188	236,291
		2,603,091
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corporation (a)	823	2,609
Alon USA Energy, Inc.	364	5,718
Approach Resources, Inc. (a)	6,297	126,507
Bonanza Creek Energy, Inc. (a)	3,167	128,929
Callon Petroleum Company (a)	34,351	231,869
Carrizo Oil & Gas, Inc. (a)	4,644	190,868
Clayton Williams Energy, Inc. (a)	1,031	71,160
Cloud Peak Energy, Inc. (a)	11,880	222,512
Comstock Resources, Inc.	8,751	150,080
Crosstex Energy, Inc.	4,847	181,763
DHT Holdings, Inc.	21,077	173,042
Endeavour International Corporation (a)	216	1,423
EPL Oil & Gas, Inc. (a)	4,904	131,771
Equal Energy Ltd.	43,021	227,151
GasLog Ltd.	10,573	221,610
Gastar Exploration, Inc. (a)	20,862	124,338
Halcon Resources Corporation (a)	1,051	3,542
Hallador Energy Company	515	3,945
Midstates Petroleum Company, Inc. (a)	9,329	43,566
Panhandle Oil & Gas, Inc. - Class A	2,550	98,583
Penn Virginia Corporation (a)	17,470	209,465
REX American Resources Corporation (a)	6,518	266,977
Rex Energy Corporation (a)	7,970	150,155

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Scorpio Tankers, Inc.	22,037	$220,370
SemGroup Corporation - Class A	3,662	226,165
Stone Energy Corporation (a)	4,593	142,153
Swift Energy Company (a)	2,164	26,790
Synergy Resources Corporation (a)	12,229	105,659
VAALCO Energy, Inc. (a)	10,659	64,167
W&T Offshore, Inc.	9,665	138,403
Warren Resources, Inc. (a)	77,793	262,162
Westmoreland Coal Company (a)	10,714	232,601
		4,386,053
Financials - 19.0%
Capital Markets - 2.7%
BGC Partners, Inc. - Class A	62	399
Capital Southwest Corporation	6,737	230,203
Diamond Hill Investment Group, Inc.	9	1,031
Evercore Partners, Inc. - Class A	2,859	159,646
FBR & Company (a)	8,687	210,747
GAMCO Investors, Inc. - Class A	2,727	220,314
GFI Group, Inc.	321	1,220
Gladstone Capital Corporation	11	109
Gladstone Investment Corporation	32,664	265,558
Hercules Technology Growth Capital, Inc.	8,813	139,774
HFF, Inc. - Class A	7,625	225,547
ICG Group, Inc. (a)	323	6,134
KCG Holdings, Inc. - Class A (a)	337	3,727
Ladenburg Thalmann Financial Services, Inc. (a)	28,708	68,899
Manning & Napier, Inc.	82	1,373
MCG Capital Corporation	57,360	256,399
New Mountain Finance Corporation	5,970	88,237
NGP Capital Resources Company	257	1,902
Pzena Investment Management, Inc. - Class A	16,651	175,835
Safeguard Scientifics, Inc. (a)	13	238
Solar Capital Ltd.	4,482	99,187
SWS Group, Inc. (a)	27	207
U.S. Global Investors, Inc. - Class A	3,517	11,114
Virtus Investment Partners, Inc. (a)	15	2,734
Westwood Holdings Group, Inc.	2,564	146,584
		2,317,118
Commercial Banks - 4.0%
1st Source Corporation	7,267	214,158
Access National Corporation	311	5,107
Bancorp, Inc. (The) (a)	2,311	44,025
Bank of Kentucky Financial Corporation	4,392	157,805
Bank of Marin Bancorp	1,071	47,370
BNC Bancorp	206	3,496
Bridge Bancorp, Inc.	3,023	74,366
Bryn Mawr Bank Corporation	66	1,839
C&F Financial Corporation	68	2,400
Capital Bank Financial Corporation - Class A (a)	155	3,573
CapitalSource, Inc.	15,924	218,636

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Commercial Banks - 4.0% (Continued)
Center Bancorporation, Inc.	6,956	$123,469
CenterState Banks, Inc.	358	3,938
Central Pacific Financial Corporation	10,823	198,602
Chemical Financial Corporation	103	2,975
CoBiz Financial, Inc.	149	1,573
Customers Bancorp, Inc. (a)	1,341	27,195
Eagle Bancorp, Inc. (a)	1,479	49,177
Enterprise Financial Services Corporation	4,324	80,513
Farmers Capital Bank Corporation (a)	141	2,899
Fidelity Southern Corporation	285	4,015
Financial Institutions, Inc.	3,972	82,935
First BanCorp (Puerto Rico) (a)	16,720	81,761
First Horizon National Corporation	1	3
First Interstate BancSystem, Inc.	8,644	221,805
Hanmi Financial Corporation	207	4,465
Heartland Financial USA, Inc.	77	1,940
HomeTrust Bancshares, Inc. (a)	141	2,229
Independent Bank Corporation (Michigan) (a)	17,084	226,363
Intervest Bancshares Corporation (a)	584	4,368
MainSource Financial Group, Inc.	1,358	22,149
Merchants Bancshares, Inc.	1,023	30,485
NBT Bancorp, Inc.	19	457
Northrim BanCorp, Inc.	189	4,540
Old Line Bancshares, Inc.	384	6,171
Old National Bancorp	7,470	104,580
OmniAmerican Bancorp, Inc. (a)	7,308	163,845
Pacific Continental Corporation	5,135	72,403
Park Sterling Corporation	84	567
Peoples Bancorp, Inc.	75	1,691
Preferred Bank (a)	1,634	35,180
Renasant Corporation	139	4,002
Sandy Spring Bancorp, Inc.	1,309	32,686
Seacoast Banking Corporation of Florida (a)	14,193	158,252
Southwest Bancorp, Inc.	1,765	30,799
State Bank Financial Corporation	72	1,233
Sterling Financial Corporation	2,564	80,766
SVB Financial Group (a)	17	1,908
Synovus Financial Corporation	400	1,340
Taylor Capital Group, Inc. (a)	3	67
Texas Capital Bancshares, Inc. (a)	2,882	171,393
TriCo Bancshares	88	2,179
Union First Market Bankshares Corporation	238	5,491
Univest Corporation of Pennsylvania	3,873	72,735
Washington Banking Company	11,874	211,238
Washington Trust Bancorp, Inc.	17	560
WesBanco, Inc.	7,716	220,369
Wintrust Financial Corporation	3,344	146,567
		3,476,653
Consumer Finance - 0.8%
Cash America International, Inc.	599	22,001

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Consumer Finance - 0.8% (Continued)
DFC Global Corporation (a)	9,845	$74,034
Nelnet, Inc. - Class A	6,089	226,815
Nicholas Financial, Inc.	14,111	222,672
Portfolio Recovery Associates, Inc. (a)	73	3,666
Regional Management Corporation (a)	5,667	188,315
		737,503
Diversified Financial Services - 0.6%
Consumer Portfolio Services, Inc. (a)	317	2,698
Gain Capital Holdings, Inc.	299	2,658
MarketAxess Holdings, Inc.	3,764	236,153
Marlin Business Services Corporation	8,604	218,283
PHH Corporation (a)	1,344	32,619
PICO Holdings, Inc. (a)	203	4,785
		497,196
Insurance - 4.4%
Allied World Assurance Company Holdings A.G.	40	4,117
American National Insurance Company	36	3,744
AMERISAFE, Inc.	6,833	282,681
Argo Group International Holdings Ltd.	3,985	179,285
Baldwin & Lyons, Inc. - Class B	5,763	143,845
Donegal Group, Inc. - Class A	159	2,323
EMC Insurance Group, Inc.	6,625	182,055
Global Indemnity plc (a)	44	1,079
Greenlight Capital Re Ltd. - Class A (a)	75	2,410
Hilltop Holdings, Inc. (a)	16,627	395,556
Horace Mann Educators Corporation	7,842	218,792
Investors Title Company	1,501	120,260
Kansas City Life Insurance Company	4,273	201,557
Kemper Corporation	6,050	222,338
Maiden Holdings Ltd.	2,240	24,595
National Interstate Corporation	57	1,287
Navigators Group, Inc. (The) (a)	3,805	226,892
OneBeacon Insurance Group Ltd. - Class A	4,307	60,556
Primerica, Inc.	5,307	223,584
ProAssurance Corporation	4,874	226,446
Safety Insurance Group, Inc.	4,028	217,834
Selective Insurance Group, Inc.	10,639	250,229
Symetra Financial Corporation	12,162	232,902
United Fire Group, Inc.	7,928	198,993
United Insurance Holdings Corporation	17,689	232,787
		3,856,147
Real Estate Investment Trusts (REIT) - 4.7%
Agree Realty Corporation	6,184	176,801
American Capital Mortgage Investment Corporation	128	2,502
Anworth Mortgage Asset Corporation	51,236	240,297
Apollo Commercial Real Estate Finance, Inc.	234	3,936
ARMOUR Residential REIT, Inc.	679	2,791
Ashford Hospitality Prime, Inc.	13,457	222,041
Cedar Realty Trust, Inc.	21,250	134,088
Chesapeake Lodging Trust	9,278	225,919

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 19.0% (Continued)
Real Estate Investment Trusts (REIT) - 4.7% (Continued)
Chimera Investment Corporation	1,029	$3,211
DCT Industrial Trust, Inc.	31,825	229,140
Education Realty Trust, Inc.	25,452	229,832
Equity Lifestyle Properties, Inc.	53	2,083
Geo Group, Inc. (The)	6,629	221,939
Gramercy Property Trust, Inc. (a)	300	1,746
Healthcare Trust of America, Inc. - Class A	21,875	234,719
Hersha Hospitality Trust	40,835	221,734
LTC Properties, Inc.	2,154	81,744
Monmouth Real Estate Investment Corporation - Class A	22,642	209,212
New Residential Investment Corporation	35,960	228,346
One Liberty Properties, Inc.	5,908	123,241
Saul Centers, Inc.	4,797	223,540
Select Income REIT	88	2,429
Sovran Self Storage, Inc.	3,542	240,537
Strategic Hotels & Resorts, Inc. (a)	23,962	223,086
Summit Hotel Properties, Inc.	4,929	43,917
Terreno Realty Corporation	183	3,160
UMH Properties, Inc.	213	2,013
Universal Health Realty Income Trust	4,871	206,530
Urstadt Biddle Properties, Inc. - Class A	4,040	75,790
Winthrop Realty Trust	20,089	230,622
		4,046,946
Real Estate Management & Development - 0.0% (b)
Forestar Group, Inc. (a)	191	3,820

Thrifts & Mortgage Finance - 1.8%
Apollo Residential Mortgage, Inc.	6,720	108,595
Berkshire Hills Bancorp, Inc.	979	23,946
BofI Holding, Inc. (a)	2,175	179,981
Capitol Federal Financial, Inc.	18,868	225,850
Federal Agricultural Mortgage Corporation - Class C	1,413	43,294
Flagstar Bancorp, Inc. (a)	3,775	78,784
Home Federal Bancorp, Inc.	7,064	102,428
OceanFirst Financial Corporation	19	338
Oritani Financial Corporation	14,460	227,601
Provident Financial Holdings, Inc.	200	3,010
Provident Financial Services, Inc.	238	4,122
SI Financial Group, Inc.	380	4,495
Territorial Bancorp, Inc.	9,623	217,961
Tree.com, Inc. (a)	520	16,874
United Financial Bancorp, Inc.	1,460	25,886
ViewPoint Financial Group, Inc.	2,001	49,265
Walker & Dunlop, Inc. (a)	1,745	24,500
Washington Federal, Inc.	10,036	219,588
		1,556,518
Health Care - 15.0%
Biotechnology - 1.2%
Aegerion Pharmaceuticals, Inc. (a)	2,121	127,217

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Biotechnology - 1.2% (Continued)
AMAG Pharmaceuticals, Inc. (a)	1,822	$39,118
Athersys, Inc. (a)	50,538	194,571
BioSpecifics Technologies Corporation (a)	112	2,541
Cell Therapeutics, Inc. (a)	32,126	102,482
Coronado Biosciences, Inc. (a)	1	3
Cytokinetics, Inc. (a)	7,635	59,171
Durata Therapeutics, Inc. (a)	357	3,820
Dyax Corporation (a)	13,230	111,397
Emergent BioSolutions, Inc. (a)	2,449	58,604
Geron Corporation (a)	32,573	163,516
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
MiMedx Group, Inc. (a)	10,727	84,100
Nanosphere, Inc. (a)	7,033	14,840
PDL BioPharma, Inc.	4,067	37,010
SciClone Pharmaceuticals, Inc. (a)	4,231	19,886
TESARO, Inc. (a)	8	252
Threshold Pharmaceuticals, Inc. (a)	393	1,918
		1,020,447
Health Care Equipment & Supplies - 5.0%
Analogic Corporation	2,367	226,404
AngioDynamics, Inc. (a)	13,337	212,192
Anika Therapeutics, Inc. (a)	11,252	374,354
ArthroCare Corporation (a)	4,831	219,231
AtriCure, Inc. (a)	10,989	225,274
Cantel Medical Corporation	6,959	220,600
Cardiovascular Systems, Inc. (a)	2,464	83,579
CONMED Corporation	129	5,412
CryoLife, Inc.	20,795	224,378
Derma Sciences, Inc. (a)	2,256	29,644
DexCom, Inc. (a)	5,507	222,813
Exactech, Inc. (a)	7,516	167,456
Greatbatch, Inc. (a)	5,313	225,856
Haemonetics Corporation (a)	5,005	189,639
HeartWare International, Inc. (a)	1,705	169,153
Invacare Corporation	2,948	59,491
Merit Medical Systems, Inc. (a)	11,953	171,765
Natus Medical, Inc. (a)	15,285	395,729
OraSure Technologies, Inc. (a)	15,624	91,713
Orthofix International N.V. (a)	10,799	221,919
RTI Surgical, Inc. (a)	499	1,547
Spectranetics Corporation (The) (a)	81	2,108
Symmetry Medical, Inc. (a)	26,334	255,966
Utah Medical Products, Inc.	79	4,203
Vascular Solutions, Inc. (a)	9,392	221,275
ZELTIQ Aesthetics, Inc. (a)	8,178	167,567
		4,389,268
Health Care Providers & Services - 6.1%
Air Methods Corporation (a)	304	15,635
Alliance Healthcare Services, Inc. (a)	8,715	250,121
Almost Family, Inc. (a)	7,729	235,039

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Health Care Providers & Services - 6.1% (Continued)
AMN Healthcare Services, Inc. (a)	20,146	$304,406
AmSurg Corporation (a)	3,466	144,706
BioTelemetry, Inc. (a)	32,609	237,720
Chindex International, Inc. (a)	261	4,296
Corvel Corporation (a)	4,779	226,333
Cross Country Healthcare, Inc. (a)	23,372	252,418
Emeritus Corporation (a)	4,107	90,559
Ensign Group, Inc. (The)	5,240	219,661
Five Star Quality Care, Inc. (a)	40,395	219,345
Gentiva Health Services, Inc. (a)	65	738
Hanger, Inc. (a)	3,167	107,076
Health Net, Inc. (a)	5,435	178,757
HMS Holdings Corporation (a)	7,082	163,098
IPC The Hospitalist Company, Inc. (a)	1,854	98,967
LifePoint Hospitals, Inc. (a)	3,005	159,295
Magellan Health Services, Inc. (a)	6,393	382,493
Molina Healthcare, Inc. (a)	2,712	97,632
National Healthcare Corporation	61	3,172
National Research Corporation - Class A (a)	3,963	59,445
PharMerica Corporation (a)	4,088	99,502
Providence Service Corporation (The) (a)	9,106	240,307
Select Medical Holdings Corporation	35,922	387,958
Skilled Healthcare Group, Inc. - Class A (a)	621	2,838
Triple-S Management Corporation - Class B (a)	13,533	241,429
U.S. Physical Therapy, Inc.	6,822	214,961
Universal American Corporation	2,793	19,691
VCA Antech, Inc. (a)	12,559	401,134
WellCare Health Plans, Inc. (a)	3,422	222,806
		5,281,538
Health Care Technology - 0.8%
HealthStream, Inc. (a)	10,441	302,998
MedAssets, Inc. (a)	971	21,401
Merge Healthcare, Inc. (a)	9,256	19,900
Omnicell, Inc. (a)	4,752	122,697
Quality Systems, Inc.	10,661	196,269
		663,265
Life Sciences Tools & Services - 0.6%
Cambrex Corporation (a)	8,435	158,325
Charles River Laboratories International, Inc. (a)	4,247	240,083
Fluidigm Corporation (a)	1,795	80,990
Harvard Bioscience, Inc. (a)	687	3,037
NeoGenomics, Inc. (a)	2,638	10,552
Pacific Biosciences of California, Inc. (a)	9,640	69,215
		562,202
Pharmaceuticals - 1.3%
Alimera Sciences, Inc. (a)	404	2,573
Cadence Pharmaceuticals, Inc. (a)	8,952	98,293
Cornerstone Therapeutics, Inc. (a)	20,891	198,047
Hi-Tech Pharmacal Company, Inc. (a)	3,341	144,532
Medicines Company (The) (a)	4,880	169,629

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Pharmaceuticals - 1.3% (Continued)
Pain Therapeutics, Inc. (a)	55,368	$230,331
POZEN, Inc. (a)	7,466	58,533
Prestige Brands Holdings, Inc. (a)	7,308	221,140
		1,123,078
Industrials - 15.2%
Aerospace & Defense - 0.7%
API Technologies Corporation (a)	3,008	9,957
Astronics Corporation (a)	3,887	235,455
Engility Holdings, Inc. (a)	1,658	63,518
Exelis, Inc.	160	3,134
Huntington Ingalls Industries, Inc.	100	9,502
MOOG, Inc. - Class A (a)	3,144	188,829
Orbital Sciences Corporation (a)	4,885	119,438
		629,833
Air Freight & Logistics - 0.0% (b)
Air Transport Services Group, Inc. (a)	460	2,893

Airlines - 0.8%
Hawaiian Holdings, Inc. (a)	12,255	124,511
JetBlue Airways Corporation (a)	12,355	108,230
Republic Airways Holdings, Inc. (a)	30,852	302,658
SkyWest, Inc.	15,655	203,671
		739,070
Building Products - 1.3%
Builders FirstSource, Inc. (a)	8,292	66,751
Gibraltar Industries, Inc. (a)	14,170	253,076
Insteel Industries, Inc.	9,273	172,756
NCI Building Systems, Inc. (a)	3,511	64,743
Nortek, Inc. (a)	261	19,630
Patrick Industries, Inc. (a)	6,606	237,816
PGT, Inc. (a)	19,164	204,671
Universal Forest Products, Inc.	1,477	77,616
		1,097,059
Commercial Services & Supplies - 2.3%
ARC Document Solutions, Inc. (a)	37,213	282,075
Brink's Company (The)	4,288	135,672
Casella Waste Systems, Inc. - Class A (a)	349	1,790
Costa, Inc. - Class A (a)	10,402	223,539
Covanta Holding Corporation	3,194	57,492
Heritage-Crystal Clean, Inc. (a)	110	1,828
HNI Corporation	3,073	105,435
Kimball International, Inc. - Class B	16,235	241,415
Multi-Color Corporation	6,352	228,418
Steelcase, Inc. - Class A	15,432	227,931
SYKES Enterprises, Inc. (a)	2,064	43,261
Team, Inc. (a)	140	5,926
US Ecology, Inc.	6,207	221,962
Viad Corporation	8,460	222,413
		1,999,157

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Construction & Engineering - 1.3%
AECOM Technology Corporation (a)	7,764	$222,594
Ameresco, Inc. - Class A (a)	379	3,737
Argan, Inc.	9,738	276,657
Dycom Industries, Inc. (a)	3,446	95,902
EMCOR Group, Inc.	3,979	169,147
Great Lakes Dredge & Dock Corporation (a)	4,230	31,852
MYR Group, Inc. (a)	2,158	54,101
Northwest Pipe Company (a)	64	2,245
Primoris Services Corporation	7,474	237,449
		1,093,684
Electrical Equipment - 0.8%
Coleman Cable, Inc.	8,581	225,166
General Cable Corporation	2,079	59,314
Powell Industries, Inc.	3,686	226,357
Preformed Line Products Company	3,086	208,243
Vicor Corporation (a)	52	537
		719,617
Industrial Conglomerates - 0.2%
Standex International Corporation	3,912	222,515

Machinery - 4.5%
Actuant Corporation - Class A	4,044	138,386
Adept Technology, Inc. (a)	5,472	94,501
Alamo Group, Inc.	4,689	235,482
Albany International Corporation - Class A	4,444	153,629
American Railcar Industries, Inc.	2,608	127,583
Ampco-Pittsburgh Corporation	10,827	192,829
Blount International, Inc. (a)	3,614	46,331
CIRCOR International, Inc.	3,062	220,525
Columbus McKinnon Corporation (a)	8,946	221,145
Dynamic Materials Corporation	10,455	228,233
Energy Recovery, Inc. (a)	8,500	36,380
ESCO Technologies, Inc.	1,491	52,036
Flow International Corporation (a)	372	1,503
Gorman-Rupp Company (The)	6,915	220,104
Graham Corporation	129	4,607
Greenbrier Companies, Inc. (The) (a)	69	2,532
Harsco Corporation	5,570	141,422
John Bean Technologies Corporation	7,458	230,228
Kadant, Inc.	6,226	223,576
Lydall, Inc. (a)	10,189	180,040
Mueller Industries, Inc.	3,715	231,222
Mueller Water Products, Inc. - Class A	44,619	387,293
NACCO Industries, Inc. - Class A	3,586	211,717
NN, Inc.	104	1,840
Rexnord Corporation (a)	5,391	140,058
Twin Disc, Inc.	150	3,536
Xerium Technologies, Inc. (a)	9,416	157,812
		3,884,550

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Marine - 0.0% (b)
International Shipholding Corporation	100	$2,679

Professional Services - 2.1%
Barrett Business Services, Inc.	2,439	191,242
CDI Corporation	3,042	52,079
CRA International, Inc. (a)	243	4,583
Exponent, Inc.	3,392	244,970
Franklin Covey Company (a)	3,453	65,987
GP Strategies Corporation (a)	7,097	196,942
Heidrick & Struggles International, Inc.	1,049	17,497
Huron Consulting Group, Inc. (a)	2,665	176,530
Kelly Services, Inc. - Class A	4,750	113,905
Korn/Ferry International (a)	3,851	90,344
Navigant Consulting, Inc. (a)	12,598	221,347
On Assignment, Inc. (a)	7,505	222,748
Resources Connection, Inc.	7,410	99,887
VSE Corporation	2,099	92,587
		1,790,648
Road & Rail - 0.6%
Con-Way, Inc.	3,641	140,069
Marten Transport Ltd.	11,307	215,625
Quality Distribution, Inc. (a)	4,372	60,115
Universal Truckload Services, Inc.	2,935	85,144
		500,953
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	7,949	150,157
BlueLinx Holdings, Inc. (a)	2,942	4,678
CAI International, Inc. (a)	1,536	31,780
GATX Corporation	55	3,184
H&E Equipment Services, Inc. (a)	2,183	66,101
MRC Global, Inc. (a)	7,898	220,512
TAL International Group, Inc. (a)	365	15,706
Textainer Group Holdings Ltd.	964	34,984
		527,102
Information Technology - 19.7%
Communications Equipment - 1.6%
Alliance Fiber Optic Products, Inc.	10,094	158,980
Anaren, Inc. (a)	6,822	190,675
Aviat Networks, Inc. (a)	1,453	2,761
Bel Fuse, Inc. - Class B	5,776	110,726
CalAmp Corporation (a)	6,667	196,543
Calix, Inc. (a)	7,126	56,509
Digi International, Inc. (a)	21,676	223,263
Emulex Corporation (a)	19,242	141,621
Oplink Communications, Inc. (a)	104	1,761
ORBCOMM, Inc. (a)	350	2,415
PCTEL, Inc.	580	4,762
ShoreTel, Inc. (a)	39,917	307,361
TESSCO Technologies, Inc.	679	22,604

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 19.7% (Continued)
Communications Equipment - 1.6% (Continued)
Westell Technologies, Inc. - Class A (a)	120	$450
		1,420,431
Computers & Peripherals - 1.3%
Dot Hill Systems Corporation (a)	49,669	242,385
Electronics For Imaging, Inc. (a)	5,239	221,976
Immersion Corporation (a)	17,893	209,348
Novatel Wireless, Inc. (a)	1,246	3,327
QLogic Corporation (a)	16,808	194,469
Super Micro Computer, Inc. (a)	10,724	220,485
		1,091,990
Electronic Equipment, Instruments & Components - 4.5%
Aeroflex Holding Corporation (a)	32,328	222,740
Agilysys, Inc. (a)	289	3,786
AVX Corporation	17,084	220,725
Benchmark Electronics, Inc. (a)	9,947	226,095
Clearfield, Inc. (a)	4,123	102,869
Cognex Corporation (a)	67	2,643
Coherent, Inc. (a)	5,801	387,739
CTS Corporation	10,582	197,778
CUI Global, Inc (a)	9,283	81,783
Daktronics, Inc.	20,353	297,357
Electro Scientific Industries, Inc.	211	2,287
Fabrinet (a)	7,050	130,214
GSI Group, Inc. (The) (a)	902	9,733
Insight Enterprises, Inc. (a)	7,527	158,820
KEMET Corporation (a)	2,446	13,502
Key Tronic Corporation (a)	39	409
Mesa Laboratories, Inc.	2,812	225,719
Methode Electronics, Inc.	6,781	228,248
MTS Systems Corporation	80	5,626
Multi-Fineline Electronix, Inc. (a)	38	524
Newport Corporation (a)	12,857	233,226
OSI Systems, Inc. (a)	3,405	197,252
Park Electrochemical Corporation	7,583	228,779
PC Connection, Inc.	7,152	146,330
Perceptron, Inc.	4,248	65,462
Rogers Corporation (a)	3,804	230,903
ScanSource, Inc. (a)	7,716	289,659
Vishay Intertechnology, Inc. (a)	2,802	38,051
Vishay Precision Group, Inc. (a)	133	1,894
		3,950,153
Internet Software & Services - 1.7%
comScore, Inc. (a)	8,200	224,762
eGain Corporation (a)	25	240
Liquidity Services, Inc. (a)	1,318	31,329
Marchex, Inc. - Class B (a)	21,625	202,410
Perficient, Inc. (a)	11,580	237,737
QuinStreet, Inc. (a)	246	2,034
Responsys, Inc. (a)	8,340	225,263
Spark Networks, Inc. (a)	532	3,048

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 19.7% (Continued)
Internet Software & Services - 1.7% (Continued)
Stamps.com, Inc. (a)	2,797	$110,370
Support.com, Inc. (a)	70,236	189,637
United Online, Inc.	9,888	119,744
Unwired Planet, Inc. (a)	2,321	3,876
XO Group, Inc. (a)	6,491	78,736
		1,429,186
IT Services - 2.7%
Booz Allen Hamilton Holding Corporation	7,460	136,369
Cass Information Systems, Inc.	15	812
Euronet Worldwide, Inc. (a)	3,402	145,810
Global Cash Access Holdings, Inc. (a)	28,506	241,731
Hackett Group, Inc. (The)	19,796	116,796
Heartland Payment Systems, Inc.	141	6,079
iGATE Corporation (a)	11,408	385,020
Information Services Group, Inc. (a)	45,455	246,366
Lionbridge Technologies, Inc. (a)	47,964	263,802
ModusLink Global Solutions, Inc. (a)	38,526	198,409
MoneyGram International, Inc. (a)	1,583	29,285
Planet Payment, Inc. (a)	31,339	110,627
PRGX Global, Inc. (a)	33,187	221,025
Sapient Corporation (a)	65	1,042
Unisys Corporation (a)	1,311	44,928
Virtusa Corporation (a)	6,594	226,042
		2,374,143
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	8,943	244,144
Alpha & Omega Semiconductor Ltd. (a)	388	2,817
Amkor Technology, Inc. (a)	15,891	84,222
ATMI, Inc. (a)	4,676	129,432
Axcelis Technologies, Inc. (a)	97,826	236,739
Brooks Automation, Inc.	26,267	266,610
Cabot Microelectronics Corporation (a)	3,486	140,556
Cascade Microtech, Inc. (a)	14,308	147,372
Cirrus Logic, Inc. (a)	5,199	91,034
DSP Group, Inc. (a)	24,740	221,670
Exar Corporation (a)	114	1,255
Fairchild Semiconductor International, Inc. (a)	14,838	189,333
Integrated Device Technology, Inc. (a)	21,490	207,378
Intermolecular, Inc. (a)	192	774
IXYS Corporation	17,058	216,466
Lattice Semiconductor Corporation (a)	55,537	321,004
Mattson Technology, Inc. (a)	43,953	130,540
MaxLinear, Inc. - Class A (a)	13,950	143,127
Microsemi Corporation (a)	8,247	193,310
Monolithic Power Systems, Inc. (a)	3,782	123,634
NVE Corporation (a)	259	14,908
PDF Solutions, Inc. (a)	2,515	59,606
Pericom Semiconductor Corporation (a)	7,103	58,813
PLX Technology, Inc. (a)	9,749	58,981
Power Integrations, Inc.	2,917	172,774

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 19.7% (Continued)
Semiconductors & Semiconductor Equipment - 5.4% (Continued)
RF Micro Devices, Inc. (a)	36,433	$194,188
Silicon Image, Inc. (a)	37,815	211,386
Spansion, Inc. - Class A (a)	9,425	141,375
Supertex, Inc. (a)	9,004	240,407
Ultra Clean Holdings, Inc. (a)	20,184	230,703
Vitesse Semiconductor Corporation (a)	65,982	237,535
		4,712,093
Software - 2.5%
American Software, Inc. - Class A	1,568	15,805
Cinedigm Corporation (a)	2,457	6,486
Compuware Corporation	22,478	227,927
Digimarc Corporation	3,570	130,591
EPIQ Systems, Inc.	1,487	21,353
ePlus, Inc. (a)	4,098	221,046
Fortinet, Inc. (a)	133	2,820
Guidance Software, Inc. (a)	350	3,777
Interactive Intelligence Group, Inc. (a)	2,876	218,403
NetScout Systems, Inc. (a)	5,541	195,708
Park City Group, Inc. (a)	445	3,912
Pegasystems, Inc.	5,013	227,791
PROS Holdings, Inc. (a)	78	2,965
RealPage, Inc. (a)	1,092	24,548
Sapiens International Corporation N.V. (a)	30,323	214,080
Take-Two Interactive Software, Inc. (a)	8,751	167,844
TeleNav, Inc. (a)	33,471	217,562
Verint Systems, Inc. (a)	5,012	227,745
		2,130,363
Materials - 4.7%
Chemicals - 1.7%
A. Schulman, Inc.	6,637	225,459
Arabian American Development Company (a)	18,560	211,584
Chase Corporation	25	791
Chemtura Corporation (a)	8	201
H.B. Fuller Company	4,106	191,257
Innospec, Inc.	2,009	86,066
Kraton Performance Polymers, Inc. (a)	2,085	52,146
LSB Industries, Inc. (a)	4,013	132,870
Minerals Technologies, Inc.	1,529	79,019
OMNOVA Solutions, Inc. (a)	2,903	26,243
Penford Corporation (a)	35	433
Quaker Chemical Corporation	54	3,732
Senomyx, Inc. (a)	25,699	204,050
Sensient Technologies Corporation	4,576	223,858
Stepan Company	456	28,906
Tredegar Corporation	9	223
Zep, Inc.	259	4,154
		1,470,992
Construction Materials - 0.4%
Headwaters, Inc. (a)	5,941	66,064
Texas Industries, Inc. (a)	1,489	112,003

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 4.7% (Continued)
Construction Materials - 0.4% (Continued)
United States Lime & Minerals, Inc. (a)	2,786	$151,976
		330,043
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	3,474	152,995
Berry Plastics Group, Inc. (a)	19,128	426,554
Graphic Packaging Holding Company (a)	334	3,173
Myers Industries, Inc.	174	3,332
Silgan Holdings, Inc.	4,175	191,340
		777,394
Metals & Mining - 0.5%
AK Steel Holding Corporation (a)	27,866	197,013
Charles & Colvard Ltd. (a)	178	698
Commercial Metals Company	9,605	183,071
Handy & Harman Ltd. (a)	329	6,422
Haynes International, Inc.	588	30,070
Horsehead Holding Corporation (a)	96	1,471
Materion Corporation	1,242	33,000
Noranda Aluminum Holding Corporation	8,764	28,571
Olympic Steel, Inc.	108	2,990
Tahoe Resources, Inc. (a)	8	142
		483,448
Paper & Forest Products - 1.2%
Clearwater Paper Corporation (a)	1,725	98,239
KapStone Paper and Packaging Corporation (a)	6,544	183,036
Neenah Paper, Inc.	5,583	242,526
P.H. Glatfelter Company	9,862	305,623
Schweitzer-Mauduit International, Inc.	4,965	229,035
		1,058,459
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
Consolidated Communications Holdings, Inc.	5,158	100,994
General Communication, Inc. - Class A (a)	9,663	94,021
HickoryTech Corporation	949	13,580
IDT Corporation - Class B	13,204	224,468
Inteliquent, Inc.	361	4,188
Premiere Global Services, Inc. (a)	3,785	41,256
Straight Path Communications, Inc. - Class B (a)	417	3,436
Vonage Holdings Corporation (a)	46,973	216,546
		698,489
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	224	674
Telephone and Data Systems, Inc.	8,206	221,726
		222,400
Utilities - 1.2%
Electric Utilities - 0.6%
Cleco Corporation	4,650	227,199
El Paso Electric Company	847	30,856
PNM Resources, Inc.	9,562	235,703
Unitil Corporation	845	25,722
		519,480

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Utilities - 1.2% (Continued)
Gas Utilities - 0.0% (b)
Chesapeake Utilities Corporation	643	$37,840
Delta Natural Gas Company, Inc.	90	1,874
		39,714
Multi-Utilities - 0.2%
Vectren Corporation	4,042	147,614

Water Utilities - 0.4%
California Water Service Group	10,031	233,622
Connecticut Water Service, Inc.	1,440	48,528
Middlesex Water Company	2,974	59,183
		341,333

Total Common Stocks (Cost $82,984,382)		$86,823,061

OTHER INVESTMENTS - 0.2%	Shares	Value
Firsthand Technology Value Fund, Inc. (a) (Cost $191,789)	8,387	$200,952

MONEY MARKET FUNDS - 1.4%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,257,820)	1,257,820	$1,257,820

Total Investments at Value - 101.4% (Cost $84,433,991)		$88,281,833

Liabilities in Excess of Other Assets - (1.4%)		(1,246,737)

Net Assets - 100.0%		$87,035,096

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 20.8%	Par Value	Value
U.S. Treasury Bills,
0.075%, due 05/15/2014	$2,850,000	$2,849,741
0.038%, due 05/29/2014	3,250,000	3,249,662
0.060%, due 06/12/2014	2,600,000	2,599,605
0.035%, due 06/19/2014	250,000	249,962
0.045%, due 06/26/2014	3,300,000	3,299,442
Total U.S. Treasury Obligations (Cost $12,247,783)		$12,248,412

MONEY MARKET FUNDS - 62.2%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	7,075,713	$7,075,713
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	14,844,372	14,844,372
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	7,077,604	7,077,604
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.05% (b)	262,794	262,794
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	260,982	260,982
Vanguard Prime Money Market Fund - Investor Shares, 0.01%(b)	7,069,561	7,069,561
Total Money Market Funds (Cost $36,591,026)		$36,591,026

Total Investments at Value - 83.0% (Cost $48,838,809)		$48,839,438

Other Assets in Excess of Liabilities - 17.0%		10,015,102

Net Assets - 100.0%		$58,854,540

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	03/04/2014	1	$46,220	$5,377
Copper Future	03/27/2014	14	1,117,725	(41,370)
Ethanol Future	03/05/2014	29	1,527,256	31,760
Feeder Cattle Future	03/27/2014	2	169,425	582
Frozen Concentrate Orange Juice Future	03/11/2014	1	21,382	64
Gold Future	04/28/2014	1	124,440	(1,922)
Hard Red Winter Wheat Future	03/14/2014	144	4,431,600	(526,260)
Live Cattle Future	04/30/2014	6	337,020	373
Natural Gas Future	02/26/2014	29	1,422,160	129,003
NY Harbor ULSD Future	02/28/2014	7	881,324	2,840
Oats Future	03/14/2014	72	1,460,700	239,780
Rough Rice Future	03/14/2014	24	739,200	(4,427)
Soybean Future	03/14/2014	13	833,788	(10,699)
Soybean Meal Future	03/14/2014	108	4,601,880	(23,923)
Total Commodity Futures			17,714,120	(198,822)

INDEX FUTURES
CBOE Volatility Index (VIX) Future	02/18/2014	158	2,730,240	184,608
CBOE Volatility Index (VIX) Future	03/17/2014	223	3,831,140	199,471
E-Mini S&P 500 Future	03/21/2014	258	22,936,200	(6,806)
Total Index Futures			29,497,580	377,273

Total Futures Contracts			$47,211,700	$178,451

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	03/04/2014	1	$37,200	$122
Butter Cash Future	04/29/2014	1	36,000	(898)
Butter Cash Future	07/01/2014	3	105,900	1,356
Class III Milk Future	04/01/2014	1	42,940	(1,503)
Cocoa Future	03/14/2013	14	407,540	(8,180)
Coffee Future	03/19/2014	25	1,173,750	(77,059)
Corn Future	03/14/2014	60	1,302,000	(19,201)
Cotton No. 2 Future	03/07/2014	3	128,745	491
Crude Oil Future	02/20/2014	4	390,120	(10,439)
Gasoline Future	02/28/2014	6	664,978	6,197
Lean Hogs Future	02/14/2014	18	620,820	6,650
Lean Hogs Future	04/14/2014	27	1,023,840	(15,788)
Live Cattle Future	02/28/2014	2	113,340	(7,045)
Lumber Future	03/14/2014	42	1,634,556	38,536
Palladium Future	03/27/2014	13	915,850	26,815
Platinum Future	04/28/2014	7	482,195	18,484
Red Spring Wheat Future	03/14/2014	18	543,600	24,489
Silver Future	03/27/2014	5	479,250	19,513
Soybean Oil Future	03/14/2014	143	3,229,512	108,546
Sugar No. 11 Future	02/28/2014	6	104,496	(3,332)
Wheat Future	03/14/2014	155	4,307,062	149,466

Total Futures Contracts Sold Short			$17,743,694	$257,220

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2014 (Unaudited)

1.  Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded.  Prices for these futures contracts are monitored by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 3 within the fair value hierarchy (see below).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments, securities sold short and futures contracts have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities may include common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category may include common stocks and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2014:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,150,770,079	$2,324	$2,887	$1,150,775,290
Preferred Stocks	1,803,554	-	-	1,803,554
Other Investments	82,842,254	-	-	82,842,254
Corporate Bonds	-	2,915	-	2,915
Money Market Funds	48,927,017	-	-	48,927,017
Total	$1,284,342,904	$5,239	$2,887	$1,284,351,030

Other Financial Instruments:
Common Stocks – Sold Short	$(898,436,294)	$-	$(1,722,514)	$(900,158,808)
Preferred Stocks – Sold Short	(39,486)	-	-	(39,486)
Warrants – Sold Short	(16,345)	-	-	(16,345)
Total	$(898,492,125)	$-	$(1,722,514)	$(900,214,639)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$86,823,061	$-	$-	$86,823,061
Other Investments	200,952	-	-	200,952
Money Market Funds	1,257,820	-	-	1,257,820
Total	$88,281,833	$-	$-	$88,281,833

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$12,248,412	$-	$12,248,412
Money Market Funds	36,591,026	-	-	36,591,026
Total	$36,591,026	$12,248,412	$-	$48,839,438

Other Financial Instruments:
Futures Contracts	$178,451	$-	$-	$178,451
Futures Contracts – Sold Short	257,220	-	-	257,220
Total	$435,671	$-	$-	$435,671

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and industry type.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  As of January 31, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level.  Transfers that occurred between Level 1, Level 2 and Level 3 on January 31, 2014 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Common Stocks	Common Stocks Sold Short
Transfers from Level 1 to Level 2	$2,324	$-
Transfers from Level 1 to Level 3	2,887	(1,722,514)
Transfers from Level 2 to Level 1	-	-
Transfers from Level 3 to Level 1	-	-

There were no transfers between Level 2 and Level 3 as of January 31, 2014.  There were no Level 3 securities held in TFS Small Cap Fund or TFS Hedged Futures Fund as of January 31, 2014.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of January 31, 2014.

		Securities
	Investments	Sold Short
Balance as of October 31, 2013	$-	$-
Transfers into Level 3	2,887	(1,722,514)
Balance as of January 31, 2014	$2,887	$(1,722,514)

The total amount of unrealized appreciation (depreciation) on Level 3 investments and securities sold short was $(27,144) and $9,073,563, respectively, at January 31, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

	Fair Value at 1/31/2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Common Stocks	$2,887	Discount from Last Sale Price	Discount Percentage	50%	Decrease
Common Stocks - Sold Short	$(1,722,514)	Discount from Last Sale Price	Discount Percentage	50%	Increase

*
This column represents the directional change in the fair value of the Level 3 investment that would result in an increase from the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.  Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2014:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$1,257,984,680	$85,721,442	$48,838,809

Gross unrealized appreciation	$95,344,090	$6,105,936	$640
Gross unrealized depreciation	(68,977,740)	(3,545,545)	(11)
Net unrealized appreciation on investments	$26,366,350	$2,560,391	$629

Net unrealized depreciation on securities
sold short	$(26,682,189)	$-	$-

As of January 31, 2014, the tax cost of securities sold short is $873,532,450 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.  The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

4.  Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds.  As of January 31, 2014, TFS Hedged Futures Fund had 62.2% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940.  As of January 31, 2014, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.   Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	March 25, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 25, 2014

* Print the name and title of each signing officer under his or her signature.